Quarterly Holdings Report
for
Fidelity® Total Bond Fund
November 30, 2023
TBD-NPRT1-0124
1.824865.119
Corporate Bonds - 30.8%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		10,026,000	9,580,846
3.375% 8/15/26		22,712,000	10,277,175
			19,858,021
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)		30,000	35,110

Ground Transportation - 0.0%
Uber Technologies, Inc. 0.875% 12/1/28 (b)		90,000	93,058

TOTAL INDUSTRIALS			128,168

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		2,060,000	2,333,980
Western Digital Corp. 3% 11/15/28 (b)		2,030,000	2,322,320
			4,656,300
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		5,493,000	3,131,010

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		2,097,000	2,097,000

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		1,198,000	1,047,651

TOTAL UTILITIES			3,144,651

TOTAL CONVERTIBLE BONDS			30,918,150
Nonconvertible Bonds - 30.7%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.5%
Altice France SA:
5.125% 1/15/29(b)		7,650,000	5,557,430
5.125% 7/15/29(b)		5,125,000	3,664,583
5.5% 1/15/28(b)		4,280,000	3,271,864
5.5% 10/15/29(b)		35,000	25,253
AT&T, Inc. 4.3% 2/15/30		10,373,000	9,814,102
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		11,192,000	10,158,139
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		1,135,000	961,737
5.625% 9/15/28(b)		895,000	669,120
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		560,000	405,440
Consolidated Communications, Inc. 5% 10/1/28 (b)		1,385,000	1,083,763
Frontier Communications Holdings LLC:
5% 5/1/28(b)		6,267,000	5,622,557
5.875% 10/15/27(b)		1,886,000	1,771,853
5.875% 11/1/29		2,950,000	2,361,150
8.75% 5/15/30(b)		2,703,000	2,695,328
IHS Holding Ltd. 5.625% 11/29/26 (b)		1,070,000	918,528
Level 3 Financing, Inc.:
3.625% 1/15/29(b)(c)		840,000	411,600
4.25% 7/1/28(b)(c)		2,690,000	1,425,700
10.5% 5/15/30(b)		7,119,000	6,602,873
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		2,490,000	1,456,650
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		1,030,000	865,200
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,355,000	2,166,812
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		1,510,000	1,331,971
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	1,831,139
7.2% 7/18/36		2,189,000	2,129,414
7.721% 6/4/38		605,000	603,586
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		1,565,000	1,479,903
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,800,000	1,642,500
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	20,263,724
2.55% 3/21/31		21,181,000	17,587,911
3% 3/22/27		5,131,000	4,806,137
4.862% 8/21/46		26,720,000	23,851,720
5.012% 4/15/49		569,000	529,379
Windstream Escrow LLC 7.75% 8/15/28 (b)		3,730,000	3,075,161
Zayo Group Holdings, Inc.:
4% 3/1/27(b)		2,850,000	2,174,453
6.125% 3/1/28(b)		1,800,000	1,208,391
			144,425,071
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		5,810,000	4,989,338
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,800,000	1,961,937
			6,951,275
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,040,284
2.375% 10/9/30		635,000	517,157
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		645,000	598,560
2.39% 6/3/30(b)		1,365,000	1,127,490
3.975% 4/11/29(b)		480,000	446,453
			3,729,944
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		4,320,000	3,850,356
Altice Financing SA:
5% 1/15/28(b)		2,905,000	2,487,420
5.75% 8/15/29(b)		16,109,000	13,241,511
Altice France Holding SA 6% 2/15/28 (b)		7,730,000	3,121,983
Cable Onda SA 4.5% 1/30/30 (b)		2,555,000	2,104,145
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		7,995,000	6,669,417
4.25% 1/15/34(b)		5,075,000	3,958,851
4.5% 8/15/30(b)		1,335,000	1,145,447
4.5% 5/1/32		8,750,000	7,206,734
4.5% 6/1/33(b)		9,325,000	7,460,614
4.75% 2/1/32(b)		300,000	251,997
5.375% 6/1/29(b)		3,411,000	3,163,094
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		3,000,000	1,791,006
3.9% 6/1/52		4,000,000	2,559,039
4.4% 4/1/33		24,687,000	21,904,048
4.8% 3/1/50		8,000,000	5,951,141
5.25% 4/1/53		46,711,000	37,407,339
5.375% 5/1/47		32,692,000	26,438,574
5.5% 4/1/63		36,711,000	29,046,638
6.484% 10/23/45		9,078,000	8,424,611
6.834% 10/23/55		3,000,000	2,857,827
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,585,000	1,467,077
7.5% 6/1/29(b)		2,077,000	1,637,030
9% 9/15/28(b)		3,530,000	3,565,300
Comcast Corp.:
3.9% 3/1/38		3,341,000	2,844,599
4.65% 7/15/42		7,870,000	6,914,539
6.45% 3/15/37		1,399,000	1,507,394
CSC Holdings LLC:
4.125% 12/1/30(b)		3,005,000	2,138,689
4.5% 11/15/31(b)		950,000	672,296
4.625% 12/1/30(b)		5,470,000	3,012,640
5.375% 2/1/28(b)		7,100,000	6,036,679
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)		15,945,000	378,694
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		935,000	841,352
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	11,954,246
4.65% 5/15/50		36,524,000	27,580,805
DISH DBS Corp. 5.75% 12/1/28 (b)		4,915,000	3,640,466
DISH Network Corp. 11.75% 11/15/27 (b)		7,989,000	7,930,101
Dolya Holdco 18 DAC 5% 7/15/28 (b)		1,055,000	946,752
Fox Corp.:
4.709% 1/25/29		5,868,000	5,719,056
5.476% 1/25/39		5,787,000	5,285,702
5.576% 1/25/49		3,840,000	3,420,272
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	4,800,000	5,196,586
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		3,652,000	3,066,953
6.75% 10/15/27(b)		751,000	706,184
Magallanes, Inc.:
3.755% 3/15/27		15,793,000	14,901,836
4.054% 3/15/29		5,474,000	5,057,095
4.279% 3/15/32		42,020,000	37,068,498
5.05% 3/15/42		11,773,000	9,720,170
5.141% 3/15/52		59,938,000	47,906,088
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		3,030,000	3,107,265
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		2,650,000	1,973,986
6.5% 9/15/28(b)		2,192,000	1,026,623
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)		1,675,000	1,236,820
Sirius XM Radio, Inc.:
4% 7/15/28(b)		8,390,000	7,496,393
4.125% 7/1/30(b)		3,850,000	3,248,438
5.5% 7/1/29(b)		2,563,000	2,381,437
TEGNA, Inc.:
4.625% 3/15/28		1,005,000	913,977
5% 9/15/29		1,100,000	977,570
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	13,535,746
5.5% 9/1/41		8,265,000	6,836,661
5.875% 11/15/40		10,540,000	9,111,629
6.55% 5/1/37		29,622,000	27,973,810
7.3% 7/1/38		24,672,000	24,678,721
TV Azteca SA de CV 8.25% (Reg. S) (d)		4,321,000	1,683,158
Univision Communications, Inc.:
4.5% 5/1/29(b)		3,215,000	2,820,918
6.625% 6/1/27(b)		4,818,000	4,747,970
7.375% 6/30/30(b)		2,815,000	2,762,654
8% 8/15/28(b)		2,503,000	2,530,133
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		4,925,000	4,226,340
VTR Finance BV 6.375% 7/15/28 (b)		830,000	151,475
Ziggo BV 4.875% 1/15/30 (b)		2,545,000	2,178,322
			537,758,937
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)		1,350,000	1,227,974
Bharti Airtel International BV 5.35% 5/20/24 (b)		1,560,000	1,557,535
CT Trust 5.125% 2/3/32 (b)		2,020,000	1,671,803
Digicel Group Ltd. 6.75% (b)(d)		731,000	14,620
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		8,035,000	7,445,727
Millicom International Cellular SA:
4.5% 4/27/31(b)		7,030,000	5,599,395
5.125% 1/15/28(b)		711,000	641,678
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		819,000	815,929
Rogers Communications, Inc.:
3.2% 3/15/27		17,146,000	15,982,607
3.8% 3/15/32		14,963,000	13,024,375
Sprint Corp.:
7.125% 6/15/24		7,850,000	7,886,871
7.625% 2/15/25		2,950,000	2,995,244
7.625% 3/1/26		4,405,000	4,567,716
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		35,000,000	27,901,390
3.75% 4/15/27		23,850,000	22,738,798
3.875% 4/15/30		42,000,000	38,577,630
4.375% 4/15/40		5,147,000	4,398,820
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		5,560,000	4,674,152
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(e)	GBP	5,150,000	6,274,061
6.25% 10/3/78 (Reg. S)(e)		739,000	730,671
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		565,000	227,672
5.125% 1/15/28(b)		1,568,000	621,477
			169,576,145
TOTAL COMMUNICATION SERVICES			862,441,372

CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)		575,000	584,611
Dana, Inc.:
4.25% 9/1/30		775,000	657,781
5.375% 11/15/27		515,000	488,871
Hertz Corp. 5% 12/1/29 (b)		495,000	379,921
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(e)		380,000	357,610
Macquarie AirFinance Holdings:
8.125% 3/30/29(b)		3,120,000	3,179,748
8.375% 5/1/28(b)		2,070,000	2,122,164
Metalsa SA de CV 3.75% 5/4/31 (b)		1,225,000	953,969
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		3,247,000	1,501,738
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	1,500,000	1,626,725
Schaeffler AG 3.375% 10/12/28 (Reg. S)	EUR	3,600,000	3,685,208
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,628,396
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,568,316
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		2,400,000	2,345,214
6.875% 4/14/28(b)		1,040,000	1,054,819
7.125% 4/14/30(b)		1,040,000	1,067,607
			24,202,698
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,900,000	1,515,371
5.291% 12/8/46		380,000	308,885
6.1% 8/19/32		6,145,000	5,984,836
7.4% 11/1/46		760,000	776,380
General Motors Financial Co., Inc. 5.15% 8/15/26 (Reg. S)	GBP	1,380,000	1,711,435
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(e)(f)		13,122,000	13,098,993
			23,395,900
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		805,000	648,033
JD.com, Inc. 3.375% 1/14/30		2,255,000	1,981,739
John Lewis PLC 6.125% 1/21/25	GBP	14,058,000	17,538,989
Kohl's Corp. 4.25% 7/17/25		260,000	250,120
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	100,000	120,248
Match Group Holdings II LLC:
3.625% 10/1/31(b)		570,000	465,975
4.125% 8/1/30(b)		1,210,000	1,052,930
5% 12/15/27(b)		2,650,000	2,537,535
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	1,784,270
4.375% 4/1/30		1,505,000	1,251,313
Prosus NV:
3.061% 7/13/31(b)		1,085,000	841,214
3.68% 1/21/30(b)		1,370,000	1,149,088
4.027% 8/3/50(b)		1,605,000	986,072
4.193% 1/19/32(b)		720,000	601,200
			31,208,726
Distributors - 0.0%
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	2,600,000	3,317,912
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		2,260,000	2,324,672
			5,642,584
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		10,930,000	10,643,088
Service Corp. International:
4% 5/15/31		1,650,000	1,406,048
5.125% 6/1/29		1,040,000	993,200
Sotheby's 7.375% 10/15/27 (b)		2,323,000	2,130,321
TKC Holdings, Inc.:
6.875% 5/15/28(b)		2,965,000	2,675,913
10.5% 5/15/29(b)		3,248,000	2,809,520
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		5,810,000	5,460,721
			26,118,811
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		1,625,000	1,495,705
4% 10/15/30(b)		3,260,000	2,810,389
4.375% 1/15/28(b)		4,880,000	4,529,109
5.75% 4/15/25(b)		837,000	834,219
Affinity Gaming LLC 6.875% 12/15/27 (b)		7,365,000	6,411,712
Aramark Services, Inc. 5% 2/1/28 (b)		2,324,000	2,199,320
Bimbo Bakeries U.S.A., Inc. 6.4% 1/15/34 (b)		1,155,000	1,229,209
Caesars Entertainment, Inc.:
6.25% 7/1/25(b)		4,730,000	4,702,769
7% 2/15/30(b)		3,411,000	3,414,070
8.125% 7/1/27(b)		5,795,000	5,903,674
Caesars Resort Collection LLC 5.75% 7/1/25 (b)		3,860,000	3,839,270
Carnival Corp.:
5.75% 3/1/27(b)		7,395,000	7,027,682
6% 5/1/29(b)		3,185,000	2,930,512
6.65% 1/15/28		450,000	412,005
7% 8/15/29(b)		1,075,000	1,096,026
7.625% 3/1/26(b)		7,350,000	7,390,581
10.5% 6/1/30(b)		6,640,000	7,080,119
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		530,000	464,937
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		3,890,000	3,282,575
Garden SpinCo Corp. 8.625% 7/20/30 (b)		935,000	981,434
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		1,585,000	1,295,738
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		3,619,000	3,626,709
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		7,390,000	6,206,447
3.75% 5/1/29(b)		750,000	673,535
4% 5/1/31(b)		3,215,000	2,828,598
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)		1,425,000	1,196,280
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,700,000	3,054,569
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		1,370,000	1,227,821
Life Time, Inc. 8% 4/15/26 (b)		4,119,000	4,119,000
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		490,000	477,750
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		3,710,000	3,143,335
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(b)		400,000	336,312
4.75% 1/15/28		1,395,000	1,227,618
McDonald's Corp. 3.5% 7/1/27		6,642,000	6,320,242
Meituan:
2.125% 10/28/25(b)		1,375,000	1,280,400
3.05% 10/28/30(b)		1,235,000	1,006,809
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,540,000	1,507,937
NCL Corp. Ltd.:
3.625% 12/15/24(b)		3,465,000	3,351,664
5.875% 3/15/26(b)		1,345,000	1,274,388
7.75% 2/15/29(b)		2,845,000	2,688,927
NCL Finance Ltd. 6.125% 3/15/28 (b)		960,000	871,084
Ontario Gaming GTA LP 8% 8/1/30 (b)		97,000	97,981
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		5,550,000	5,256,236
5.375% 7/15/27(b)		2,130,000	2,049,294
5.5% 8/31/26(b)		5,685,000	5,530,350
5.5% 4/1/28(b)		4,835,000	4,618,748
7.25% 1/15/30(b)		950,000	967,651
11.625% 8/15/27(b)		768,000	832,918
Scientific Games Corp. 7.5% 9/1/31 (b)		1,495,000	1,516,926
Station Casinos LLC 4.5% 2/15/28 (b)		2,371,000	2,144,451
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		546,000	535,672
Times Square Hotel Trust 8.528% 8/1/26 (b)		561,467	555,991
Viking Cruises Ltd. 9.125% 7/15/31 (b)		665,000	691,642
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		950,000	878,750
Voc Escrow Ltd. 5% 2/15/28 (b)		1,305,000	1,217,840
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	2,067,413
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	7,952,251
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		950,000	945,753
Yum! Brands, Inc.:
3.625% 3/15/31		950,000	815,949
4.625% 1/31/32		5,170,000	4,649,133
5.375% 4/1/32		760,000	719,202
			159,794,631
Household Durables - 0.1%
Adams Homes, Inc. 7.5% 2/15/25 (b)		164,000	160,553
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)		1,345,000	1,131,602
LGI Homes, Inc. 8.75% 12/15/28 (b)		1,630,000	1,676,618
Newell Brands, Inc.:
4.7% 4/1/26		1,000,000	965,348
6.375% 9/15/27		1,000,000	975,854
6.5% 4/1/46(g)		760,000	608,059
6.625% 9/15/29		1,055,000	1,028,208
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	3,037,969
TopBuild Corp. 4.125% 2/15/32 (b)		1,870,000	1,598,040
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		50,000	49,625
TRI Pointe Homes, Inc. 5.7% 6/15/28		380,000	361,051
			11,592,927
Leisure Products - 0.0%
Mattel, Inc.:
3.375% 4/1/26(b)		4,345,000	4,076,919
5.45% 11/1/41		760,000	649,112
5.875% 12/15/27(b)		2,650,000	2,605,918
			7,331,949
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,744,442
AutoZone, Inc. 4% 4/15/30		20,750,000	19,201,128
Bath & Body Works, Inc. 6.694% 1/15/27		955,000	959,140
Carvana Co.:
4.875% 9/1/29(b)		1,557,000	887,742
5.5% 4/15/27(b)		1,512,000	1,043,280
5.875% 10/1/28(b)		800,000	472,000
10.25% 5/1/30(b)		220,000	168,300
12% 12/1/28 pay-in-kind(b)(e)		2,587,000	2,043,213
13% 6/1/30 pay-in-kind(b)(e)		1,017,000	795,803
14% 6/1/31 pay-in-kind(b)(e)		1,204,000	955,627
Foot Locker, Inc. 4% 10/1/29 (b)		1,250,000	1,009,025
LBM Acquisition LLC 6.25% 1/15/29 (b)		3,310,000	2,772,522
LCM Investments Holdings 8.25% 8/1/31 (b)		980,000	985,116
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,265,735
4.45% 4/1/62		33,905,000	26,243,216
Michaels Companies, Inc.:
5.25% 5/1/28(b)		1,985,000	1,448,911
7.875% 5/1/29(b)		1,530,000	869,774
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,342,845
Sally Holdings LLC 5.625% 12/1/25		2,200,000	2,165,558
Valvoline, Inc. 4.25% 2/15/30 (b)		2,385,000	2,356,335
Victoria's Secret & Co. 4.625% 7/15/29 (b)		1,380,000	1,119,847
			74,849,559
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		1,255,000	1,025,963
Hanesbrands, Inc. 4.875% 5/15/26 (b)		515,000	485,279
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		800,000	692,000
Levi Strauss & Co. 3.5% 3/1/31 (b)		1,050,000	879,375
Tapestry, Inc.:
7% 11/27/26		10,275,000	10,385,803
7.05% 11/27/25		3,809,000	3,856,191
7.35% 11/27/28		16,432,000	16,557,283
7.7% 11/27/30		19,003,000	19,264,150
7.85% 11/27/33		19,003,000	19,299,153
Wolverine World Wide, Inc. 4% 8/15/29 (b)		4,440,000	3,421,064
			75,866,261
TOTAL CONSUMER DISCRETIONARY			440,004,046

CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		10,000,000	9,260,124
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	21,927,312
4.9% 2/1/46		2,743,000	2,540,052
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	249,000	321,898
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		13,754,000	12,183,380
5.45% 1/23/39		18,170,000	18,225,756
5.55% 1/23/49		34,229,000	34,895,690
5.8% 1/23/59 (Reg. S)		36,395,000	38,010,551
Central American Bottling Corp. 5.25% 4/27/29 (b)		1,195,000	1,086,853
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		2,435,000	2,160,462
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		8,610,000	7,372,313
			147,984,391
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		515,000	484,269
3.5% 3/15/29(b)		4,705,000	4,170,003
4.875% 2/15/30(b)		3,075,000	2,875,158
C&S Group Enterprises LLC 5% 12/15/28 (b)		4,135,000	3,328,675
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		1,615,000	1,504,373
Performance Food Group, Inc. 5.5% 10/15/27 (b)		2,247,000	2,174,848
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	1,100,000	1,226,106
Sysco Corp. 5.95% 4/1/30		8,801,000	9,110,879
Tesco Corporate Treasury Services PLC:
2.75% 4/27/30 (Reg. S)	GBP	3,545,000	3,774,486
5.5% 2/27/35 (Reg. S)	GBP	1,285,000	1,546,441
U.S. Foods, Inc.:
4.625% 6/1/30(b)		1,130,000	1,019,514
4.75% 2/15/29(b)		3,290,000	3,049,628
6.875% 9/15/28(b)		1,230,000	1,247,072
United Natural Foods, Inc. 6.75% 10/15/28 (b)		380,000	291,160
			35,802,612
Food Products - 0.4%
Adecoagro SA 6% 9/21/27 (b)		1,570,000	1,482,002
Camposol SA 6% 2/3/27 (b)		800,000	486,088
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		760,000	686,738
Darling Ingredients, Inc. 6% 6/15/30 (b)		1,365,000	1,317,888
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27		32,955,000	29,658,511
3% 5/15/32		33,235,000	25,900,062
3.625% 1/15/32		9,085,000	7,434,301
5.125% 2/1/28		11,235,000	10,907,637
5.5% 1/15/30		6,505,000	6,165,760
5.75% 4/1/33		23,135,000	21,847,038
JDE Peet's BV 2.25% 9/24/31 (b)		7,550,000	5,792,631
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		6,450,000	5,774,141
4.375% 1/31/32(b)		950,000	828,017
MARB BondCo PLC 3.95% 1/29/31 (b)		985,000	760,913
Pilgrim's Pride Corp.:
3.5% 3/1/32		950,000	769,025
4.25% 4/15/31		1,125,000	974,287
Post Holdings, Inc.:
4.625% 4/15/30(b)		2,555,000	2,282,629
5.5% 12/15/29(b)		3,595,000	3,379,415
TreeHouse Foods, Inc. 4% 9/1/28		1,280,000	1,088,856
			127,535,939
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	830,000	919,565

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		760,000	773,034

Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	20,299,636
4.25% 8/9/42		17,795,000	13,600,303
4.5% 5/2/43		11,887,000	9,377,168
4.8% 2/14/29		3,305,000	3,225,079
5.375% 1/31/44		21,453,000	20,814,451
5.95% 2/14/49		14,275,000	13,910,891
Imperial Tobacco Finance PLC:
3.5% 7/26/26(b)		12,260,000	11,556,144
4.25% 7/21/25(b)		11,765,000	11,479,849
6.125% 7/27/27(b)		12,116,000	12,281,329
Reynolds American, Inc.:
4.45% 6/12/25		5,827,000	5,729,546
5.7% 8/15/35		2,699,000	2,532,981
5.85% 8/15/45		22,737,000	20,085,419
6.15% 9/15/43		2,874,000	2,684,092
7.25% 6/15/37		3,221,000	3,366,461
			150,943,349
TOTAL CONSUMER STAPLES			463,958,890

ENERGY - 4.1%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		4,215,000	3,825,113
Guara Norte SARL 5.198% 6/15/34 (b)		1,215,858	1,066,684
Halliburton Co.:
3.8% 11/15/25		152,000	148,214
4.85% 11/15/35		5,447,000	5,168,771
Jonah Energy Parent LLC 12% 11/5/25 (c)(h)		1,656,358	1,720,625
Nabors Industries, Inc. 9.125% 1/31/30 (b)		505,000	506,313
Oleoducto Central SA 4% 7/14/27 (b)		1,203,000	1,085,768
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		925,000	947,709
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,231,000	3,247,155
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		750,000	757,500
Technip Energies NV 1.125% 5/28/28	EUR	1,985,000	1,899,853
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		1,677,000	1,737,267
8.375% 11/7/28(b)		485,000	520,617
Transocean Aquila Ltd. 8% 9/30/28 (b)		690,000	691,359
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		1,584,750	1,564,758
Transocean, Inc.:
7.25% 11/1/25(b)		955,000	937,634
7.5% 1/15/26(b)		1,475,000	1,438,125
8% 2/1/27(b)		4,965,000	4,752,895
8.75% 2/15/30(b)		2,465,250	2,517,727
Valaris Ltd. 8.375% 4/30/30 (b)		3,900,000	3,923,283
			38,457,370
Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27(b)		950,000	929,515
7.875% 5/15/26(b)		950,000	968,636
California Resources Corp. 7.125% 2/1/26 (b)		1,370,000	1,378,289
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		1,460,000	1,412,550
Canacol Energy Ltd. 5.75% 11/24/28 (b)		785,000	588,750
Canadian Natural Resources Ltd.:
2.95% 7/15/30		23,000,000	19,670,571
3.9% 2/1/25		15,925,000	15,581,250
5.85% 2/1/35		6,942,000	6,775,757
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,544,427
5.25% 6/15/37		9,640,000	8,760,509
5.4% 6/15/47		2,422,000	2,163,944
6.75% 11/15/39		969,000	1,003,586
Centennial Resource Production LLC:
5.875% 7/1/29(b)		2,750,000	2,626,250
7% 1/15/32(b)		490,000	491,342
7.75% 2/15/26(b)		1,465,000	1,479,855
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		4,622,000	4,579,908
7% 6/15/25(b)		4,719,000	4,668,193
8.375% 1/15/29(b)		3,296,000	3,322,688
CNX Resources Corp. 7.375% 1/15/31 (b)		2,150,000	2,136,869
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		3,692,000	3,706,786
6.036% 11/15/33(b)		9,954,000	10,044,299
6.497% 8/15/43(b)		2,975,000	3,010,400
6.544% 11/15/53(b)		5,356,000	5,480,247
6.714% 8/15/63(b)		3,206,000	3,307,394
Comstock Resources, Inc.:
5.875% 1/15/30(b)		2,290,000	1,986,438
6.75% 3/1/29(b)		3,015,000	2,775,809
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		2,795,000	2,683,200
5.625% 10/15/25(b)		335,000	331,650
CVR Energy, Inc.:
5.25% 2/15/25(b)		6,190,000	6,098,783
5.75% 2/15/28(b)		8,071,000	7,463,334
DCP Midstream Operating LP 6.45% 11/3/36 (b)		8,754,000	8,902,284
Delek Logistics Partners LP 7.125% 6/1/28 (b)		5,730,000	5,398,520
DT Midstream, Inc.:
4.125% 6/15/29(b)		2,270,000	2,037,938
4.375% 6/15/31(b)		950,000	833,602
Ecopetrol SA:
4.625% 11/2/31		950,000	757,815
8.875% 1/13/33		3,005,000	3,083,731
EG Global Finance PLC 12% 11/30/28 (b)		12,620,000	13,124,800
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		4,070,000	3,378,100
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		865,000	839,387
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		4,367,000	4,259,885
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		1,555,000	1,421,587
8.5% 9/30/33 (Reg. S)(b)		800,000	755,000
Energean PLC 6.5% 4/30/27 (b)		2,865,000	2,521,200
Energy Transfer LP:
3.75% 5/15/30		18,703,000	16,780,527
3.9% 5/15/24(e)		2,707,000	2,682,146
4.95% 6/15/28		12,566,000	12,259,819
5% 5/15/50		36,762,000	31,012,788
5.25% 4/15/29		6,576,000	6,459,546
5.4% 10/1/47		33,221,000	29,244,807
5.625% 5/1/27(b)		18,087,000	17,771,382
5.75% 4/1/25		1,179,000	1,173,730
5.8% 6/15/38		7,006,000	6,688,448
6% 6/15/48		6,263,000	5,956,389
6.125% 12/15/45		1,400,000	1,344,895
6.25% 4/15/49		4,516,000	4,441,734
7.375% 2/1/31(b)		1,995,000	2,050,980
EnLink Midstream LLC:
5.625% 1/15/28(b)		3,485,000	3,381,320
6.5% 9/1/30(b)		3,695,000	3,719,005
EnLink Midstream Partners LP:
4.15% 6/1/25		1,015,000	995,136
4.85% 7/15/26		1,780,000	1,732,088
EQM Midstream Partners LP:
4% 8/1/24		2,515,000	2,462,154
4.75% 1/15/31(b)		780,000	694,693
6% 7/1/25(b)		239,000	237,150
6.5% 7/1/27(b)		650,000	651,034
6.5% 7/15/48		385,000	354,179
FEL Energy VI SARL 5.75% 12/1/40 (b)		1,128,749	959,267
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		849,440	717,276
2.625% 3/31/36(b)		3,880,000	3,084,600
GeoPark Ltd. 5.5% 1/17/27 (b)		1,370,000	1,184,365
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,690,000	2,504,847
7% 8/1/27		5,739,000	5,500,746
Golar LNG Ltd. 7% 10/20/25 (b)		3,815,000	3,740,035
Harvest Midstream I LP 7.5% 9/1/28 (b)		3,815,000	3,759,248
Hess Corp.:
5.6% 2/15/41		19,538,000	19,649,349
5.8% 4/1/47		15,757,000	16,237,220
7.125% 3/15/33		3,656,000	4,147,001
7.3% 8/15/31		8,054,000	9,094,987
7.875% 10/1/29		13,500,000	15,211,202
Hess Midstream Partners LP:
4.25% 2/15/30(b)		1,520,000	1,359,412
5.125% 6/15/28(b)		4,372,000	4,183,938
5.5% 10/15/30(b)		950,000	896,544
5.625% 2/15/26(b)		4,705,000	4,646,188
HF Sinclair Corp. 5% 2/1/28 (i)		3,570,000	3,278,973
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		4,010,000	4,170,056
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		915,000	710,955
5.375% 4/24/30(b)		520,000	488,020
5.75% 4/19/47(b)		460,000	365,567
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		27,364,000	24,380,701
6.55% 9/15/40		1,203,000	1,212,711
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,591,709
5.55% 6/1/45		7,786,000	7,043,237
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		4,270,000	3,990,315
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S)(b)		1,875,000	1,809,375
6.5% 6/30/27 (Reg. S)(b)		240,000	225,248
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		2,956,730	2,224,939
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		1,645,000	1,525,738
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		1,595,000	1,583,038
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		565,000	558,644
Mesquite Energy, Inc. 7.25% (b)(c)(d)		7,883,000	1
MPLX LP:
4.8% 2/15/29		3,672,000	3,555,125
4.875% 12/1/24		8,532,000	8,438,403
4.95% 9/1/32		22,661,000	21,459,219
5.5% 2/15/49		11,018,000	10,000,689
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		1,205,000	1,022,611
NAK Naftogaz Ukraine:
7.625% 11/8/28(b)		565,000	268,375
7.65% (Reg. S)(d)		1,524,750	1,013,959
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		26,821,000	25,474,530
6.75% 9/15/25(b)		15,363,000	14,889,867
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		2,860,000	2,870,745
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		3,040,000	3,071,362
8.75% 6/15/31(b)		950,000	985,625
Nostrum Oil & Gas Finance BV:
5% 6/30/26(b)		1,651,000	744,106
14% 6/30/26 pay-in-kind(b)(e)		515,420	108,238
Occidental Petroleum Corp.:
4.2% 3/15/48		950,000	695,996
4.4% 4/15/46		2,850,000	2,183,363
4.4% 8/15/49		1,330,000	935,982
4.5% 7/15/44		2,340,000	1,730,079
5.5% 12/1/25		1,030,000	1,024,927
5.55% 3/15/26		16,287,000	16,233,055
5.875% 9/1/25		1,395,000	1,396,533
6.125% 1/1/31		3,225,000	3,256,734
6.45% 9/15/36		18,451,000	18,895,485
6.6% 3/15/46		18,160,000	18,609,823
6.625% 9/1/30		7,925,000	8,202,375
7.5% 5/1/31		27,439,000	29,873,251
7.875% 9/15/31		935,000	1,032,279
7.95% 6/15/39		475,000	528,852
8.875% 7/15/30		5,055,000	5,757,898
Parkland Corp.:
4.5% 10/1/29(b)		1,215,000	1,082,392
4.625% 5/1/30(b)		5,915,000	5,279,138
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		6,630,000	6,630,000
Petroleos de Venezuela SA:
5.375%(d)		621,100	71,647
6%(b)(d)		2,790,167	334,681
6%(b)(d)		3,207,669	384,982
12.75%(b)(d)		172,000	24,317
Petroleos Mexicanos:
4.5% 1/23/26		22,915,000	20,854,712
5.35% 2/12/28		650,000	537,973
5.95% 1/28/31		70,847,000	52,809,354
6.35% 2/12/48		43,373,000	25,563,612
6.49% 1/23/27		36,590,000	32,932,830
6.5% 3/13/27		74,753,000	67,156,226
6.5% 6/2/41		380,000	238,279
6.625% 6/15/35		5,003,000	3,485,840
6.7% 2/16/32		20,512,000	15,939,670
6.75% 9/21/47		31,543,000	19,238,076
6.84% 1/23/30		71,806,000	57,875,636
6.875% 10/16/25		1,060,000	1,024,649
6.875% 8/4/26		1,395,000	1,310,812
6.95% 1/28/60		24,897,000	15,173,477
7.69% 1/23/50		53,530,000	35,431,507
Petronas Capital Ltd.:
3.404% 4/28/61(b)		1,775,000	1,149,313
3.5% 4/21/30(b)		625,000	567,438
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		915,000	885,720
Phillips 66 Co. 3.85% 4/9/25		2,401,000	2,348,936
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,388,816
3.6% 11/1/24		4,912,000	4,813,327
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,375,000	2,299,333
PT Pertamina Persero 4.175% 1/21/50 (b)		645,000	480,596
Qatar Petroleum:
1.375% 9/12/26(b)		2,965,000	2,668,500
2.25% 7/12/31(b)		3,335,000	2,726,363
3.125% 7/12/41(b)		3,545,000	2,534,675
3.3% 7/12/51(b)		3,780,000	2,516,441
Rockies Express Pipeline LLC:
4.8% 5/15/30(b)		220,000	196,974
4.95% 7/15/29(b)		2,610,000	2,409,147
6.875% 4/15/40(b)		990,000	902,438
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		2,020,000	1,840,725
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	29,266,909
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		2,710,000	2,228,704
3.25% 11/24/50(b)		2,170,000	1,407,788
3.5% 4/16/29(b)		3,740,000	3,445,288
3.5% 11/24/70(b)		830,000	514,600
4.25% 4/16/39(b)		4,395,000	3,664,331
4.375% 4/16/49(b)		340,000	269,450
Sibur Securities DAC 2.95% (b)(d)		610,000	396,500
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		600,000	529,212
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		1,230,000	1,234,822
SM Energy Co. 5.625% 6/1/25		1,645,000	1,621,888
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	2,028,977
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,643,182
5.875% 3/15/28		2,625,000	2,570,800
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		5,665,000	5,226,223
6% 3/1/27(b)		4,580,000	4,404,815
6% 12/31/30(b)		14,120,000	12,749,307
6% 9/1/31(b)		5,080,000	4,555,004
7.5% 10/1/25(b)		7,360,000	7,402,280
Teine Energy Ltd. 6.875% 4/15/29 (b)		515,000	486,675
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		1,777,000	1,375,842
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	29,153,245
3.9% 1/15/25		16,989,000	16,636,319
4% 9/15/25		1,911,000	1,858,395
4.55% 6/24/24		21,661,000	21,501,310
4.65% 8/15/32		23,596,000	22,114,453
5.3% 8/15/52		5,344,000	4,857,152
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		3,952,000	3,487,906
Tullow Oil PLC:
7% 3/1/25(b)		470,000	428,434
10.25% 5/15/26(b)		2,385,000	2,115,829
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		175,000	141,750
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		5,960,000	5,226,067
4.125% 8/15/31(b)		2,605,000	2,247,007
6.25% 1/15/30(b)		2,650,000	2,600,623
Viper Energy, Inc. 7.375% 11/1/31 (b)		750,000	759,001
Western Gas Partners LP:
3.1% 2/1/25		3,570,000	3,460,817
3.95% 6/1/25		950,000	922,304
4.65% 7/1/26		5,039,000	4,893,240
4.75% 8/15/28		3,701,000	3,555,552
5.25% 2/1/50		1,900,000	1,583,487
5.3% 3/1/48		950,000	786,894
5.5% 8/15/48		570,000	478,311
			1,297,613,211
TOTAL ENERGY			1,336,070,581

FINANCIALS - 12.3%
Banks - 5.4%
Access Bank PLC 6.125% 9/21/26 (b)		1,530,000	1,308,628
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(e)	EUR	3,020,000	3,161,039
2.25% 4/4/28 (Reg. S)(e)	EUR	8,450,000	8,602,744
6.608% 9/13/29(b)(e)		1,700,000	1,732,776
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (e)	EUR	3,600,000	3,707,779
Banco Espirito Santo SA 4% (Reg. S) (c)(d)	EUR	1,300,000	367,913
Bank of America Corp.:
2.299% 7/21/32(e)		34,460,000	27,047,562
2.496% 2/13/31(e)		10,000,000	8,300,127
3.419% 12/20/28(e)		14,844,000	13,635,789
3.705% 4/24/28(e)		20,736,000	19,487,221
4.25% 10/22/26		9,380,000	9,067,463
4.571% 4/27/33(e)		10,000,000	9,172,637
5.015% 7/22/33(e)		202,394,000	192,309,268
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(e)	EUR	6,600,000	6,539,054
2.029% 9/30/27(b)(e)		7,550,000	6,741,153
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		625,000	605,469
Barclays PLC:
2.852% 5/7/26(e)		16,500,000	15,722,707
5.088% 6/20/30(e)		26,155,000	24,009,349
5.2% 5/12/26		12,530,000	12,235,233
5.262% 1/29/34 (Reg. S)(e)	EUR	1,590,000	1,779,130
5.746% 8/9/33(e)		1,801,000	1,737,462
5.829% 5/9/27(e)		27,350,000	27,167,631
6.224% 5/9/34(e)		21,460,000	21,087,144
6.49% 9/13/29(e)		29,164,000	29,491,858
7.437% 11/2/33(e)		1,650,000	1,757,474
8.407% 11/14/32 (Reg. S)(e)	GBP	2,300,000	3,005,721
BNP Paribas SA:
2.159% 9/15/29(b)(e)		10,072,000	8,521,313
2.219% 6/9/26(b)(e)		27,762,000	26,248,290
2.5% 3/31/32 (Reg. S)(e)	EUR	5,000,000	5,004,509
BPCE SA 1.5% 1/13/42 (Reg. S) (e)	EUR	4,600,000	4,414,039
Citigroup, Inc.:
2.666% 1/29/31(e)		10,000,000	8,382,735
3.352% 4/24/25(e)		17,534,000	17,343,072
4.3% 11/20/26		5,384,000	5,195,038
4.4% 6/10/25		13,145,000	12,885,813
4.412% 3/31/31(e)		42,031,000	38,963,669
4.45% 9/29/27		19,254,000	18,437,444
4.6% 3/9/26		8,567,000	8,365,045
4.91% 5/24/33(e)		72,011,000	67,748,224
5.875% 7/1/24 (Reg. S)	GBP	1,500,000	1,888,714
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	7,351,862
Commerzbank AG 8.625% 2/28/33 (Reg. S) (e)	GBP	700,000	907,201
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(e)		9,644,000	8,260,611
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S)(e)(f)	GBP	4,200,000	5,480,320
1.25% 10/2/24 (Reg. S)	GBP	1,600,000	1,947,676
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(e)	GBP	3,450,000	3,873,016
4.625% 4/13/27 (Reg. S)(e)	GBP	1,700,000	2,090,193
4.75% 6/21/30 (Reg. S)(e)	EUR	4,691,000	5,232,327
5.375% 1/12/24 (Reg. S)		4,460,000	4,454,231
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	3,924,103
4.787% 3/10/32 (Reg. S)(e)	EUR	3,930,000	4,375,425
4.856% 5/23/33 (Reg. S)(e)	EUR	5,100,000	5,696,074
4.95% 3/31/30		5,616,000	5,440,708
6.8% 9/14/31(e)	GBP	1,160,000	1,515,185
7.39% 11/3/28(e)		2,850,000	3,009,419
8.201% 11/16/34 (Reg. S)(e)	GBP	3,200,000	4,261,223
ING Groep NV:
4.5% 5/23/29 (Reg. S)(e)	EUR	2,300,000	2,526,232
4.75% 5/23/34 (Reg. S)(e)	EUR	8,000,000	8,927,738
Intesa Sanpaolo SpA:
3.875% 7/14/27(b)		5,666,000	5,141,765
4.198% 6/1/32(b)(e)		4,469,000	3,460,606
5.017% 6/26/24(b)		16,671,000	16,465,282
5.71% 1/15/26(b)		65,914,000	64,693,702
JPMorgan Chase & Co.:
2.739% 10/15/30(e)		10,000,000	8,625,886
2.956% 5/13/31(e)		16,800,000	14,298,537
4.452% 12/5/29(e)		40,200,000	38,505,986
4.493% 3/24/31(e)		60,900,000	57,577,494
4.586% 4/26/33(e)		89,633,000	83,426,376
4.912% 7/25/33(e)		89,141,000	84,780,851
5.299% 7/24/29(e)		35,000,000	34,880,364
5.717% 9/14/33(e)		41,000,000	40,851,702
Jyske Bank A/S 5% 10/26/28 (e)	EUR	1,825,000	2,023,615
KBC Group NV 6.324% 9/21/34 (b)(e)		4,450,000	4,472,618
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	1,530,000	1,883,843
Lloyds Banking Group PLC:
1.985% 12/15/31(e)	GBP	3,200,000	3,527,209
4.5% 1/11/29 (Reg. S)(e)	EUR	1,960,000	2,159,807
4.75% 9/21/31 (Reg. S)(e)	EUR	4,800,000	5,325,941
Magyar Export-Import Bank 6.125% 12/4/27 (b)		540,000	535,950
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	578,125
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(e)	GBP	5,300,000	5,792,734
3.073% 5/22/28(e)		17,464,000	15,877,903
3.622% 8/14/30 (Reg. S)(e)	GBP	2,250,000	2,687,210
4.771% 2/16/29 (Reg. S)(e)	EUR	4,800,000	5,300,016
4.8% 4/5/26		15,141,000	14,843,559
7.416% 6/6/33 (Reg. S)(e)	GBP	2,600,000	3,322,033
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	5,300,000	5,832,706
PNC Financial Services Group, Inc. 4.626% 6/6/33 (e)		25,000,000	22,252,928
Rabobank Nederland:
4% 1/10/30 (Reg. S)	EUR	2,600,000	2,846,249
4.375% 8/4/25		16,524,000	16,027,553
Societe Generale:
1.038% 6/18/25(b)(e)		70,150,000	68,064,811
1.488% 12/14/26(b)(e)		37,622,000	34,049,286
4.25% 4/14/25(b)		2,700,000	2,609,957
4.75% 11/24/25(b)		1,750,000	1,692,920
6.691% 1/10/34(b)(e)		1,700,000	1,702,673
Synchrony Bank:
5.4% 8/22/25		21,633,000	20,957,187
5.625% 8/23/27		19,587,000	18,553,888
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(e)	EUR	3,601,000	3,550,626
5.459% 6/30/35(b)(e)		2,039,000	1,781,189
5.861% 6/19/32(b)(e)		6,055,000	5,701,766
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (e)	GBP	5,000,000	6,479,562
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	1,470,000	1,852,350
2.572% 2/11/31(e)		10,000,000	8,356,890
3.526% 3/24/28(e)		33,177,000	31,105,711
4.478% 4/4/31(e)		58,414,000	54,512,617
4.897% 7/25/33(e)		35,000,000	32,735,569
5.013% 4/4/51(e)		43,211,000	38,419,131
5.389% 4/24/34(e)		29,117,000	28,013,374
5.574% 7/25/29(e)		33,000,000	32,947,051
6.303% 10/23/29(e)		20,000,000	20,602,521
Western Alliance Bancorp. 3% 6/15/31 (e)		3,087,000	2,486,856
Westpac Banking Corp. 4.11% 7/24/34 (e)		13,519,000	11,951,067
			1,748,577,332
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 3.5% 8/1/25		13,384,000	12,853,859
Ares Capital Corp. 3.875% 1/15/26		47,916,000	45,392,653
AssuredPartners, Inc. 5.625% 1/15/29 (b)		2,035,000	1,818,925
Blackstone Private Credit Fund:
4.7% 3/24/25		63,655,000	62,013,662
4.875% 4/14/26	GBP	6,500,000	7,595,442
7.05% 9/29/25		28,315,000	28,616,905
Coinbase Global, Inc.:
3.375% 10/1/28(b)		755,000	607,506
3.625% 10/1/31(b)		2,775,000	2,040,561
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(e)	EUR	3,100,000	3,213,371
4% 6/24/32 (Reg. S)(e)	EUR	6,600,000	6,635,134
4.1% 1/13/26		5,495,000	5,296,315
4.5% 4/1/25		82,560,000	80,075,959
6.125% 12/12/30 (Reg. S)(e)	GBP	6,100,000	7,453,652
Deutsche Bank AG New York Branch:
3.729% 1/14/32(e)		60,841,000	47,901,665
5.882% 7/8/31(e)		10,000,000	9,101,998
6.72% 1/18/29(e)		1,700,000	1,729,808
Goldman Sachs Group, Inc.:
2.383% 7/21/32(e)		34,782,000	27,388,688
2.6% 2/7/30		10,000,000	8,474,398
3.102% 2/24/33(e)		32,036,000	26,415,052
3.691% 6/5/28(e)		128,004,000	120,189,319
3.8% 3/15/30		70,690,000	64,070,408
6.75% 10/1/37		6,976,000	7,329,244
Hightower Holding LLC 6.75% 4/15/29 (b)		2,820,000	2,438,317
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		1,320,000	1,181,484
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		680,000	581,346
LPL Holdings, Inc. 4.375% 5/15/31 (b)		950,000	819,375
Moody's Corp.:
3.25% 1/15/28		7,339,000	6,854,601
3.75% 3/24/25		20,324,000	19,882,457
Morgan Stanley:
2.699% 1/22/31(e)		10,000,000	8,443,780
3.622% 4/1/31(e)		39,278,000	34,857,959
4.431% 1/23/30(e)		14,132,000	13,415,898
4.656% 3/2/29(e)	EUR	2,100,000	2,332,925
4.889% 7/20/33(e)		69,805,000	65,387,909
5% 11/24/25		12,719,000	12,579,507
5.449% 7/20/29(e)		16,205,000	16,143,545
6.407% 11/1/29(e)		70,000,000	72,483,851
MSCI, Inc. 3.625% 9/1/30 (b)		3,935,000	3,423,899
UBS Group AG:
1.494% 8/10/27(b)(e)		21,621,000	19,207,131
2.125% 11/15/29 (Reg. S)(e)	GBP	3,900,000	4,165,180
2.593% 9/11/25(b)(e)		38,976,000	37,874,661
3.75% 3/26/25		12,391,000	12,022,282
3.869% 1/12/29(b)(e)		11,793,000	10,858,277
4.125% 9/24/25(b)		12,029,000	11,624,602
4.194% 4/1/31(b)(e)		40,588,000	36,435,507
4.282% 1/9/28(b)		6,700,000	6,332,735
4.75% 3/17/32 (Reg. S)(e)	EUR	2,910,000	3,225,248
4.988% 8/5/33 (Reg. S)(e)		900,000	828,326
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		4,555,000	3,185,521
7.875% 5/1/27(b)		760,000	642,200
9.5% 6/1/28(b)		1,275,000	1,056,285
			984,499,332
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		10,823,000	10,384,785
2.45% 10/29/26		15,103,000	13,758,713
3% 10/29/28		15,819,000	13,942,158
3.3% 1/30/32		26,922,000	22,315,552
4.45% 4/3/26		10,546,000	10,251,542
6.45% 4/15/27(b)		49,188,000	49,842,701
6.5% 7/15/25		13,775,000	13,840,114
Ally Financial, Inc.:
5.125% 9/30/24		8,417,000	8,337,049
5.75% 11/20/25		20,955,000	20,565,365
5.8% 5/1/25		20,531,000	20,376,933
6.7% 2/14/33		3,800,000	3,533,133
7.1% 11/15/27		32,320,000	32,957,163
8% 11/1/31		20,441,000	21,667,532
Capital One Financial Corp.:
2.636% 3/3/26(e)		17,584,000	16,629,294
3.273% 3/1/30(e)		22,490,000	19,325,820
3.65% 5/11/27		52,443,000	48,706,879
3.8% 1/31/28		24,176,000	22,247,151
4.985% 7/24/26(e)		22,984,000	22,435,929
5.247% 7/26/30(e)		35,910,000	33,774,591
5.268% 5/10/33(e)		10,000,000	9,177,722
7.624% 10/30/31(e)		25,805,000	26,969,331
Discover Financial Services:
3.95% 11/6/24		9,389,000	9,180,878
4.1% 2/9/27		11,988,000	11,129,524
4.5% 1/30/26		15,184,000	14,699,044
6.7% 11/29/32		5,478,000	5,437,345
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2962% 3/6/26(e)(f)		5,315,000	5,367,423
2.3% 2/10/25		8,755,000	8,319,594
2.9% 2/10/29		5,115,000	4,340,037
3.375% 11/13/25		1,000,000	942,159
3.625% 6/17/31		2,755,000	2,289,043
3.815% 11/2/27		2,280,000	2,071,717
4% 11/13/30		985,000	846,742
4.063% 11/1/24		77,591,000	75,771,744
4.125% 8/17/27		2,225,000	2,056,169
4.389% 1/8/26		2,000,000	1,917,486
4.95% 5/28/27		3,935,000	3,753,798
5.125% 6/16/25		1,000,000	977,539
5.584% 3/18/24		20,831,000	20,789,058
6.86% 6/5/26	GBP	3,580,000	4,570,326
6.95% 3/6/26		7,895,000	7,966,123
OneMain Finance Corp.:
3.5% 1/15/27		2,665,000	2,381,385
3.875% 9/15/28		6,255,000	5,372,069
6.875% 3/15/25		3,290,000	3,314,063
7.125% 3/15/26		6,935,000	6,992,975
9% 1/15/29		245,000	252,679
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (b)		1,290,000	1,219,050
Synchrony Financial:
3.95% 12/1/27		24,512,000	22,021,160
4.25% 8/15/24		23,318,000	22,925,985
4.375% 3/19/24		19,957,000	19,840,653
5.15% 3/19/29		36,585,000	33,825,843
			741,611,068
Financial Services - 0.9%
Altus Midstream LP 5.875% 6/15/30 (b)		2,300,000	2,190,951
Block, Inc.:
2.75% 6/1/26		950,000	876,103
3.5% 6/1/31		6,054,000	5,066,628
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	8,870,597
4.05% 7/1/30		19,581,000	17,570,219
4.125% 6/15/26		15,162,000	14,496,034
4.125% 5/15/29		18,497,000	16,870,167
Corebridge Financial, Inc.:
3.5% 4/4/25		7,079,000	6,859,884
3.65% 4/5/27		24,155,000	22,687,263
3.85% 4/5/29		9,902,000	9,066,127
3.9% 4/5/32		11,788,000	10,319,498
4.35% 4/5/42		2,681,000	2,151,016
4.4% 4/5/52		7,930,000	6,183,091
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		4,605,000	4,593,488
GACI First Investment 5.25% 10/13/32 (Reg. S)		585,000	585,000
GGAM Finance Ltd.:
7.75% 5/15/26(b)		1,905,000	1,907,888
8% 2/15/27(b)		3,325,000	3,346,546
8% 6/15/28(b)		5,914,000	5,981,774
Gn Bondco LLC 9.5% 10/15/31 (b)		860,000	816,870
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		4,925,000	5,017,344
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		7,285,000	5,972,992
5.25% 5/15/27		16,575,000	14,958,938
6.25% 5/15/26		8,456,000	7,983,679
Jackson Financial, Inc.:
3.125% 11/23/31		2,681,000	2,134,008
5.17% 6/8/27		10,301,000	10,005,629
5.67% 6/8/32		11,039,000	10,711,668
KfW:
0% 9/17/30 (Reg. S)	EUR	6,000,000	5,362,330
2.875% 5/29/26 (Reg. S)	EUR	7,745,000	8,401,567
2.875% 6/7/33 (Reg. S)	EUR	3,000,000	3,224,851
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	4,950,000	4,397,639
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		1,145,000	1,123,520
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		1,375,000	1,215,156
4.375% 11/22/33(b)		870,000	808,013
5.084% 5/22/53(b)		1,540,000	1,387,925
5.5% 4/28/33(b)		810,000	820,125
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (e)	GBP	2,200,000	2,785,272
NCR Atleos Corp. 9.5% 4/1/29 (b)		2,215,000	2,287,408
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		22,337,000	22,275,804
Pine Street Trust I 4.572% 2/15/29 (b)		19,248,000	17,845,571
Pine Street Trust II 5.568% 2/15/49 (b)		19,200,000	16,254,066
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		1,125,000	728,426
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)		760,000	614,483
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		2,320,000	2,076,400
			288,831,958
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		760,000	663,786
7% 11/15/25(b)		380,000	375,211
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	1,200,000	1,594,305
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (e)	EUR	2,000,000	1,809,492
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(b)		6,756,000	6,260,380
6.75% 10/15/27(b)		955,000	915,831
6.75% 4/15/28(b)		3,369,000	3,365,845
AmWINS Group, Inc. 4.875% 6/30/29 (b)		6,570,000	5,913,154
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		4,198,000	4,113,520
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(e)		6,561,000	6,217,204
5.75% 8/15/50 (Reg. S)(e)		14,850,000	14,478,750
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	2,400,000	2,283,584
Five Corners Funding Trust II 2.85% 5/15/30 (b)		42,017,000	35,918,212
HUB International Ltd.:
7% 5/1/26(b)		1,335,000	1,328,006
7.25% 6/15/30(b)		2,435,000	2,488,719
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	7,720,141
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,405,260
4.75% 3/15/39		5,849,000	5,367,273
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		21,378,000	13,571,487
National Financial Partners Corp. 8.5% 10/1/31 (b)		1,230,000	1,270,412
Pricoa Global Funding I 5.375% 5/15/45 (e)		11,144,000	10,766,263
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (e)		11,200,000	9,548,000
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(e)	GBP	4,350,000	4,494,702
6.75% 12/2/44 (Reg. S)(e)		6,610,000	6,531,674
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		1,290,000	1,219,308
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(e)		2,600,000	2,434,342
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	3,790,534
Unum Group:
3.875% 11/5/25		13,752,000	13,248,535
4% 6/15/29		15,636,000	14,385,544
5.75% 8/15/42		16,274,000	14,669,804
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		4,950,000	3,840,557
			212,989,835
TOTAL FINANCIALS			3,976,509,525

HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		12,184,000	12,246,223
5.25% 3/2/33		13,756,000	13,616,832
5.6% 3/2/43		13,068,000	12,787,907
5.65% 3/2/53		6,496,000	6,405,911
5.75% 3/2/63		11,839,000	11,585,511
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		7,420,000	2,921,625
Grifols SA 4.75% 10/15/28 (b)		2,180,000	1,926,826
			61,490,835
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		3,805,000	3,029,579
Avantor Funding, Inc.:
3.875% 11/1/29(b)		2,350,000	2,081,719
4.625% 7/15/28(b)		1,545,000	1,445,148
Embecta Corp. 5% 2/15/30 (b)		1,560,000	1,311,554
Hologic, Inc. 3.25% 2/15/29 (b)		1,250,000	1,097,565
Mozart Borrower LP 3.875% 4/1/29 (b)		950,000	843,169
Teleflex, Inc. 4.25% 6/1/28 (b)		1,370,000	1,261,732
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	2,300,000	2,507,250
			13,577,716
Health Care Providers & Services - 1.1%
180 Medical, Inc. 3.875% 10/15/29 (b)		1,845,000	1,608,858
AMN Healthcare 4% 4/15/29 (b)		1,215,000	1,077,183
Auna SA 6.5% 11/20/25 (b)		805,000	759,292
Cano Health, Inc. 6.25% 10/1/28 (b)		1,680,000	113,400
Centene Corp.:
2.45% 7/15/28		29,620,000	25,682,087
2.625% 8/1/31		13,830,000	11,008,680
3.375% 2/15/30		24,530,000	21,213,983
4.25% 12/15/27		18,995,000	17,931,280
4.625% 12/15/29		28,835,000	26,780,020
Cigna Group 3.05% 10/15/27		10,400,000	9,644,592
Community Health Systems, Inc.:
4.75% 2/15/31(b)		7,305,000	5,359,532
5.25% 5/15/30(b)		14,575,000	11,470,738
5.625% 3/15/27(b)		7,615,000	6,794,549
6% 1/15/29(b)		3,545,000	2,986,663
6.125% 4/1/30(b)		3,825,000	2,135,383
6.875% 4/15/29(b)		8,670,000	5,115,300
8% 3/15/26(b)		1,425,000	1,371,936
CVS Health Corp.:
3% 8/15/26		2,303,000	2,172,601
3.625% 4/1/27		7,027,000	6,684,403
4.78% 3/25/38		18,481,000	16,583,379
5% 1/30/29		10,678,000	10,618,172
5.25% 1/30/31		4,378,000	4,357,702
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(b)		1,425,000	1,115,547
4.625% 6/1/30(b)		7,970,000	6,736,362
HCA Holdings, Inc.:
3.5% 9/1/30		20,891,000	18,367,520
3.625% 3/15/32		3,086,000	2,663,764
5.625% 9/1/28		16,701,000	16,746,263
5.875% 2/1/29		15,195,000	15,329,662
HealthEquity, Inc. 4.5% 10/1/29 (b)		3,845,000	3,462,374
Humana, Inc. 3.7% 3/23/29		9,378,000	8,769,113
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		2,280,000	1,744,200
Modivcare, Inc. 5.875% 11/15/25 (b)		3,570,000	3,475,574
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		2,205,000	1,915,086
3.875% 5/15/32(b)		1,015,000	851,204
Owens & Minor, Inc. 4.5% 3/31/29 (b)		1,505,000	1,288,656
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		4,686,000	3,947,409
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,965,000	1,899,893
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		1,715,000	1,123,176
9.875% 8/15/30(b)		2,260,000	2,197,737
11% 10/15/30(b)		250,000	250,667
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		4,980,000	3,850,337
Sabra Health Care LP 3.2% 12/1/31		36,074,000	28,213,851
Tenet Healthcare Corp.:
4.25% 6/1/29		4,960,000	4,445,148
4.375% 1/15/30		5,560,000	4,969,944
4.625% 6/15/28		4,460,000	4,154,011
6.125% 10/1/28		5,785,000	5,608,558
6.125% 6/15/30		4,220,000	4,110,108
6.25% 2/1/27		2,030,000	2,021,275
6.75% 5/15/31(b)		665,000	665,747
Toledo Hospital 5.325% 11/15/28		6,970,000	6,172,981
			347,565,900
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		1,635,000	1,417,224
IQVIA, Inc. 6.5% 5/15/30 (b)		1,895,000	1,911,013
			3,328,237
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		1,715,000	1,524,652
4% 3/15/31(b)		1,715,000	1,474,900
4.25% 5/1/28(b)		515,000	477,247
			3,476,799
Pharmaceuticals - 0.3%
1375209 BC Ltd. 9% 1/30/28 (b)		3,058,000	2,952,744
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		5,310,000	4,626,338
9% 12/15/25(b)		490,000	439,354
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	2,550,000	2,773,454
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		13,965,000	13,458,472
Bayer U.S. Finance LLC 6.375% 11/21/30 (b)		2,450,000	2,443,469
Catalent Pharma Solutions 3.5% 4/1/30 (b)		2,355,000	1,969,086
Elanco Animal Health, Inc. 6.65% 8/28/28 (e)		4,279,000	4,273,651
Jazz Securities DAC 4.375% 1/15/29 (b)		3,665,000	3,297,130
Mylan NV 4.55% 4/15/28		13,507,000	12,761,689
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		6,530,000	5,798,440
5.125% 4/30/31(b)		3,075,000	2,419,359
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		2,295,000	2,090,655
4.75% 5/9/27		720,000	673,200
7.875% 9/15/29		2,120,000	2,209,812
8.125% 9/15/31		585,000	617,133
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,756,506
Viatris, Inc.:
2.7% 6/22/30		28,896,000	23,469,038
3.85% 6/22/40		8,232,000	5,706,447
4% 6/22/50		14,216,000	9,213,581
			107,949,558
TOTAL HEALTH CARE			537,389,045

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		5,811,000	5,711,726
Bombardier, Inc.:
7.875% 4/15/27(b)		5,464,000	5,468,338
8.75% 11/15/30(b)		3,305,000	3,383,658
BWX Technologies, Inc.:
4.125% 6/30/28(b)		5,665,000	5,119,846
4.125% 4/15/29(b)		2,565,000	2,311,706
Embraer Netherlands Finance BV:
5.4% 2/1/27		1,290,000	1,260,291
6.95% 1/17/28(b)		820,000	831,480
7% 7/28/30(b)		905,000	921,218
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,000,000	1,006,477
5.95% 2/1/37		380,000	373,555
6.875% 5/1/25		1,000,000	1,012,011
Moog, Inc. 4.25% 12/15/27 (b)		285,000	264,463
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,160,000	3,740,008
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		1,515,000	1,595,385
The Boeing Co.:
5.15% 5/1/30		13,707,000	13,580,546
5.705% 5/1/40		13,710,000	13,517,327
5.93% 5/1/60		13,710,000	13,308,249
TransDigm, Inc.:
4.625% 1/15/29		8,195,000	7,393,365
5.5% 11/15/27		17,802,000	17,112,173
6.25% 3/15/26(b)		9,567,000	9,500,994
6.75% 8/15/28(b)		2,855,000	2,855,000
7.125% 12/1/31(b)		415,000	422,113
7.5% 3/15/27		1,917,000	1,917,667
			112,607,596
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(e)		1,856,000	1,855,277
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(b)		200,000	145,450
5.125% 8/11/61(b)		545,000	380,661
Rand Parent LLC 8.5% 2/15/30 (b)		10,055,000	9,504,365
			11,885,753
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		3,005,000	2,853,768
6.375% 6/15/30(b)		205,000	201,413
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		490,000	478,975
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		3,090,000	2,650,643
Carrier Global Corp.:
4.5% 11/29/32 (Reg. S)	EUR	1,650,000	1,835,674
5.9% 3/15/34(b)		3,072,000	3,161,263
6.2% 3/15/54(b)		3,187,000	3,368,811
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		2,210,000	2,013,553
			16,564,100
Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (b)		2,555,000	2,270,961
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		3,520,000	2,679,811
9.75% 7/15/27(b)		6,595,000	6,068,102
APX Group, Inc.:
5.75% 7/15/29(b)		2,420,000	2,160,891
6.75% 2/15/27(b)		2,091,000	2,079,228
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		9,087,000	9,421,674
Cimpress PLC 7% 6/15/26		870,000	841,725
Clean Harbors, Inc. 6.375% 2/1/31 (b)		945,000	937,764
CoreCivic, Inc.:
4.75% 10/15/27		7,410,000	6,669,000
8.25% 4/15/26		5,478,000	5,587,038
Covanta Holding Corp. 4.875% 12/1/29 (b)		3,383,000	2,807,890
GFL Environmental, Inc.:
3.75% 8/1/25(b)		2,000,000	1,931,703
5.125% 12/15/26(b)		2,000,000	1,940,203
6.75% 1/15/31(b)		405,000	408,544
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		4,110,000	4,048,323
Madison IAQ LLC:
4.125% 6/30/28(b)		4,505,000	4,002,102
5.875% 6/30/29(b)		5,090,000	4,270,461
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		2,530,000	2,359,225
PowerTeam Services LLC 9.033% 12/4/25 (b)		9,195,000	8,397,381
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)		1,995,000	1,973,197
Stericycle, Inc.:
3.875% 1/15/29(b)		5,130,000	4,523,345
5.375% 7/15/24(b)		835,000	831,593
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		600,000	546,375
The GEO Group, Inc.:
6% 4/15/26		832,000	777,920
9.5% 12/31/28(b)		2,569,000	2,453,395
10.5% 6/30/28		1,030,000	1,038,611
			81,026,462
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,275,000	1,239,571
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		1,002,000	887,552
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)		1,300,000	1,072,536
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		3,115,000	3,111,106
6.51% 2/23/42(b)		850,000	850,000
Pike Corp.:
5.5% 9/1/28(b)		5,168,000	4,707,014
8.625% 1/31/31(b)		4,195,000	4,241,686
Railworks Holdings LP 8.25% 11/15/28 (b)		4,174,000	4,101,501
SRS Distribution, Inc.:
4.625% 7/1/28(b)		1,980,000	1,807,501
6% 12/1/29(b)		1,695,000	1,474,650
			23,493,117
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		1,210,000	949,850
Regal Rexnord Corp.:
6.05% 2/15/26(b)		2,990,000	2,984,780
6.05% 4/15/28(b)		1,995,000	1,962,846
6.3% 2/15/30(b)		1,995,000	1,971,544
Sensata Technologies BV:
4% 4/15/29(b)		1,985,000	1,782,105
5% 10/1/25(b)		380,000	373,840
			10,024,965
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,276,532
JSC Georgian Railway 4% 6/17/28 (b)		520,000	448,240
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	4,150,000	4,368,042
Uber Technologies, Inc.:
4.5% 8/15/29(b)		2,175,000	2,001,182
7.5% 5/15/25(b)		5,190,000	5,287,313
8% 11/1/26(b)		7,245,000	7,364,347
XPO, Inc.:
6.25% 6/1/28(b)		570,000	563,117
7.125% 6/1/31(b)		940,000	950,129
			25,258,902
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		1,900,000	1,654,218
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		1,235,000	1,210,686
			2,864,904
Machinery - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (b)		256,000	261,096
Mueller Water Products, Inc. 4% 6/15/29 (b)		2,825,000	2,493,063
Vertical Holdco GmbH 7.625% 7/15/28 (b)		2,445,000	2,320,953
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		8,885,000	8,441,539
			13,516,651
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		915,000	888,117
3.75% 4/6/27(b)		1,901,000	1,798,004
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		1,035,000	1,008,473
Seaspan Corp. 5.5% 8/1/29 (b)		6,375,000	4,972,500
			8,667,094
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/26 (b)		1,405,000	1,311,443
American Airlines, Inc.:
7.25% 2/15/28(b)		950,000	938,262
8.5% 5/15/29(b)(i)		1,870,000	1,928,985
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		6,315,000	6,216,852
Azul Secured Finance LLP:
11.5% 5/28/29(b)		1,669,911	1,427,774
11.93% 8/28/28(b)		860,000	864,300
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		396,998	387,434
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		750,000	745,870
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		1,720,000	1,238,400
			15,059,320
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,795,000	1,670,391
CoreLogic, Inc. 4.5% 5/1/28 (b)		2,675,000	2,240,313
Korn Ferry 4.625% 12/15/27 (b)		705,000	665,027
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,180,023
TriNet Group, Inc.:
3.5% 3/1/29(b)		5,700,000	4,959,000
7.125% 8/15/31(b)		1,085,000	1,095,850
			12,810,604
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		24,376,000	23,390,349
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,960,000	1,957,811
FLY Leasing Ltd. 7% 10/15/24 (b)		675,000	623,747
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		2,535,000	2,578,890
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	3,353,000	3,904,938
			32,455,735
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		37,550,000	35,865,539
3.95% 7/1/24(b)		7,125,000	7,003,595
4.25% 4/15/26(b)		5,430,000	5,164,572
4.375% 5/1/26(b)		16,881,000	16,069,586
5.25% 5/15/24(b)		13,457,000	13,367,815
5.5% 1/15/26(b)		14,454,000	14,172,108
6.375% 5/4/28(b)		23,134,000	23,070,419
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		2,070,000	1,880,466
DP World Ltd. 5.625% 9/25/48 (b)		1,080,000	954,788
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	4,000,000	4,326,469
7.125% 2/14/24	GBP	6,708,000	8,476,390
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,740,345
			132,092,092
TOTAL INDUSTRIALS			498,327,295

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.0%
CommScope, Inc.:
4.75% 9/1/29(b)		1,960,000	1,229,900
6% 3/1/26(b)		3,660,000	3,138,450
HTA Group Ltd. 7% 12/18/25 (b)		10,586,000	10,337,441
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,388,000	2,083,530
			16,789,321
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		5,505,000	4,982,154
Dell International LLC/EMC Corp. 6.2% 7/15/30		8,040,000	8,367,318
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		950,000	803,177
TTM Technologies, Inc. 4% 3/1/29 (b)		8,080,000	7,183,362
			21,336,011
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		5,965,000	4,759,652
CA Magnum Holdings 5.375% 10/31/26 (b)		1,585,000	1,446,313
Gartner, Inc.:
3.625% 6/15/29(b)		465,000	415,492
4.5% 7/1/28(b)		3,690,000	3,456,106
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		4,275,000	3,764,547
5.25% 12/1/27(b)		3,305,000	3,197,183
Rackspace Hosting, Inc.:
3.5% 2/15/28(b)		4,380,000	1,792,250
5.375% 12/1/28(b)		5,709,000	1,714,092
Virtusa Corp. 7.125% 12/15/28 (b)		987,000	779,601
			21,325,236
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		6,532,000	5,731,925
2.45% 2/15/31(b)		63,710,000	52,382,944
2.6% 2/15/33(b)		56,472,000	44,464,260
3.5% 2/15/41(b)		44,880,000	33,500,000
Entegris Escrow Corp.:
4.75% 4/15/29(b)		6,310,000	5,961,529
5.95% 6/15/30(b)		8,200,000	7,920,843
Entegris, Inc. 3.625% 5/1/29 (b)		1,775,000	1,551,758
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,785,000	2,517,710
			154,030,969
Software - 0.5%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		6,285,000	5,829,338
Clarivate Science Holdings Corp.:
3.875% 7/1/28(b)		1,065,000	960,879
4.875% 7/1/29(b)		1,075,000	961,991
Cloud Software Group, Inc. 9% 9/30/29 (b)		10,673,000	9,605,284
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		2,455,000	2,518,314
Elastic NV 4.125% 7/15/29 (b)		2,840,000	2,535,391
Fair Isaac Corp. 4% 6/15/28 (b)		2,835,000	2,608,101
Gen Digital, Inc.:
5% 4/15/25(b)		1,910,000	1,894,529
7.125% 9/30/30(b)		955,000	975,810
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		5,438,000	4,622,059
McAfee Corp. 7.375% 2/15/30 (b)		1,722,000	1,487,548
MicroStrategy, Inc. 6.125% 6/15/28 (b)		5,135,000	4,735,163
Open Text Corp.:
3.875% 2/15/28(b)		2,295,000	2,088,702
3.875% 12/1/29(b)		2,900,000	2,536,435
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		3,825,000	3,385,146
4.125% 12/1/31(b)		3,045,000	2,600,651
Oracle Corp.:
1.65% 3/25/26		24,761,000	22,816,302
2.3% 3/25/28		39,119,000	34,783,672
2.875% 3/25/31		49,210,000	42,124,417
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		765,000	740,337
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,475,000	1,149,224
			150,959,293
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(b)		1,305,000	1,119,233
5.875% 4/24/25 (Reg. S)		305,000	305,220
Seagate HDD Cayman:
5.75% 12/1/34		2,650,000	2,430,221
8.25% 12/15/29(b)		950,000	1,008,934
8.5% 7/15/31(b)		1,145,000	1,223,584
			6,087,192
TOTAL INFORMATION TECHNOLOGY			370,528,022

MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		970,000	999,197
Braskem Idesa SAPI:
6.99% 2/20/32(b)		570,000	363,375
7.45% 11/15/29(b)		1,800,000	1,219,500
Braskem Netherlands BV:
7.25% 2/13/33(b)		365,000	332,041
8.5% 1/12/31(b)		960,000	939,360
Celanese U.S. Holdings LLC:
6.35% 11/15/28		13,022,000	13,303,184
6.55% 11/15/30		13,200,000	13,535,832
6.7% 11/15/33		7,713,000	7,991,931
CVR Partners LP 6.125% 6/15/28 (b)		2,505,000	2,298,212
Element Solutions, Inc. 3.875% 9/1/28 (b)		2,055,000	1,826,161
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		1,645,000	1,519,881
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		935,000	965,619
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(e)		2,735,750	2,008,287
LSB Industries, Inc. 6.25% 10/15/28 (b)		1,500,000	1,398,109
Meglobal BV:
2.625% 4/28/28(b)		735,000	643,584
4.25% 11/3/26(b)		605,000	576,073
MEGlobal Canada, Inc. 5% 5/18/25 (b)		1,160,000	1,136,348
Methanex Corp.:
5.125% 10/15/27		7,417,000	6,992,377
5.25% 12/15/29		810,000	745,694
5.65% 12/1/44		6,047,000	4,874,288
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		4,375,000	3,451,880
4.875% 6/1/24(b)		1,231,000	1,217,020
5% 5/1/25(b)		1,650,000	1,599,435
5.25% 6/1/27(b)		4,900,000	4,410,723
8.5% 11/15/28(b)		1,440,000	1,487,520
Nufarm Australia Ltd. 5% 1/27/30 (b)		3,605,000	3,193,706
OCP SA:
3.75% 6/23/31(b)		1,380,000	1,138,500
5.625% 4/25/24(b)		1,710,000	1,701,228
6.875% 4/25/44(b)		605,000	547,525
Olin Corp. 5% 2/1/30		4,620,000	4,242,195
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		2,755,000	2,390,073
6.25% 10/1/29(b)		4,229,000	3,469,112
9.75% 11/15/28(b)		7,645,000	7,863,295
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		1,640,000	1,480,494
2.875% 5/11/31(b)		875,000	684,688
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		2,140,000	1,951,413
5.5% 3/18/31		490,000	399,336
5.875% 3/27/24		900,000	890,289
6.5% 9/27/28		535,000	492,200
8.75% 5/3/29(b)		295,000	294,079
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		870,000	787,907
6.625% 5/1/29(b)		2,660,000	2,356,390
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		2,140,000	2,012,844
The Chemours Co. LLC:
4.625% 11/15/29(b)		1,770,000	1,487,193
5.375% 5/15/27		5,878,000	5,586,753
5.75% 11/15/28(b)		4,600,000	4,163,814
The Scotts Miracle-Gro Co.:
4% 4/1/31		380,000	304,960
4.375% 2/1/32		570,000	452,640
TPC Group, Inc. 13% 12/16/27 (b)		2,405,000	2,434,214
Tronox, Inc. 4.625% 3/15/29 (b)		6,910,000	5,875,297
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		7,045,000	5,930,270
7.375% 3/1/31(b)		770,000	750,708
			138,716,754
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		4,200,000	4,128,321
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)		2,540,000	2,583,436
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)(i)		1,620,000	1,620,000
VM Consolidated, Inc. 5.5% 4/15/29 (b)		490,000	444,043
			8,775,800
Containers & Packaging - 0.2%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		5,255,000	2,704,846
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		751,000	645,921
4% 9/1/29(b)		1,745,000	1,386,684
6% 6/15/27(b)		2,965,000	2,877,633
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		2,207,000	1,952,412
5.25% 8/15/27(b)		8,321,000	6,109,897
5.25% 8/15/27(b)		3,570,000	2,621,360
Ball Corp.:
2.875% 8/15/30		950,000	787,004
4.875% 3/15/26		2,995,000	2,934,905
6% 6/15/29		1,210,000	1,207,347
Berry Global, Inc. 4.875% 7/15/26 (b)		2,605,000	2,521,900
BWAY Holding Co. 7.875% 8/15/26 (b)		2,855,000	2,836,105
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		1,175,000	1,130,612
8.75% 4/15/30(b)		2,890,000	2,593,297
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		1,200,000	1,056,000
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		1,190,000	1,037,097
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		950,000	942,885
Sealed Air Corp. 5% 4/15/29 (b)		3,275,000	3,053,082
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		1,195,000	1,182,100
7.25% 2/15/31(b)		2,020,000	2,067,874
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		3,219,000	3,095,001
8.5% 8/15/27(b)		2,499,000	2,272,496
			47,016,458
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30(b)		1,860,000	1,464,694
5.625% 5/13/32(b)		665,000	634,709
Arsenal AIC Parent LLC 8% 10/1/30 (b)		1,355,000	1,382,519
ATI, Inc.:
5.875% 12/1/27		2,275,000	2,198,537
7.25% 8/15/30		1,020,000	1,024,788
Celtic Resources Holdings DAC 4.125% (b)(c)(d)		1,205,000	172,749
Commercial Metals Co.:
3.875% 2/15/31		1,150,000	975,839
4.125% 1/15/30		2,295,000	2,009,100
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		675,000	617,801
Constellium NV 5.875% 2/15/26 (b)		1,140,000	1,125,707
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		290,000	250,186
3.15% 1/14/30(b)		750,000	647,565
3.7% 1/30/50(b)		2,620,000	1,731,820
5.125% 2/2/33(b)		790,000	734,155
5.95% 1/8/34(b)		600,000	588,204
CSN Islands XI Corp. 6.75% 1/28/28 (b)		1,630,000	1,541,369
CSN Resources SA:
5.875% 4/8/32(b)		1,050,000	873,075
8.875% 12/5/30(b)		485,000	485,000
Eldorado Gold Corp. 6.25% 9/1/29 (b)		1,420,000	1,272,320
Endeavour Mining PLC 5% 10/14/26 (b)		1,680,000	1,506,271
ERO Copper Corp. 6.5% 2/15/30 (b)		5,915,000	5,058,212
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		4,430,000	3,536,469
7.5% 4/1/25(b)		1,550,000	1,416,313
8.625% 6/1/31(b)		725,000	578,188
FMG Resources Pty Ltd.:
4.375% 4/1/31(b)		950,000	828,885
4.5% 9/15/27(b)		1,105,000	1,042,932
Fresnillo PLC 4.25% 10/2/50 (b)		1,245,000	876,717
Gcm Mining Corp. 6.875% 8/9/26 (b)		1,890,000	1,625,400
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		1,290,000	1,225,485
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		205,000	165,487
4.625% 3/1/28(b)		1,032,000	914,121
Metinvest BV 8.5% 4/23/26 (Reg. S)		435,000	297,579
Mineral Resources Ltd.:
8% 11/1/27(b)		2,245,000	2,249,322
8.5% 5/1/30(b)		3,130,000	3,164,305
9.25% 10/1/28(b)		1,880,000	1,944,296
Nexa Resources SA 6.5% 1/18/28 (b)		1,405,000	1,355,825
Novelis Corp.:
3.25% 11/15/26(b)		575,000	527,558
3.875% 8/15/31(b)		955,000	803,834
PMHC II, Inc. 9% 2/15/30 (b)		3,870,000	2,981,216
POSCO:
5.75% 1/17/28(b)		1,135,000	1,145,350
5.875% 1/17/33(b)		490,000	495,990
PT Freeport Indonesia:
4.763% 4/14/27(b)		580,000	564,114
5.315% 4/14/32(b)		1,605,000	1,513,916
6.2% 4/14/52(b)		670,000	609,774
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		1,845,000	1,789,853
Stillwater Mining Co.:
4% 11/16/26(b)		1,490,000	1,314,459
4.5% 11/16/29(b)		700,000	547,969
TMK Capital SA 4.3% (Reg. S) (c)(d)		990,000	594,000
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		1,165,000	614,677
			61,018,654
Paper & Forest Products - 0.0%
LABL, Inc.:
5.875% 11/1/28(b)		575,000	502,280
6.75% 7/15/26(b)		385,000	365,948
9.5% 11/1/28(b)		385,000	371,526
10.5% 7/15/27(b)		3,620,000	3,289,653
Mercer International, Inc. 5.125% 2/1/29		1,235,000	1,031,380
SPA Holdings 3 OY 4.875% 2/4/28 (b)		3,940,000	3,326,787
			8,887,574
TOTAL MATERIALS			264,415,240

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	15,901,156
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)		1,420,000	1,146,139
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,172,157
3.625% 4/15/32		10,838,000	9,288,570
American Tower Corp.:
4.05% 3/15/32		1,254,000	1,122,647
5.55% 7/15/33		1,450,000	1,434,055
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	12,271,718
4.5% 12/1/28		12,665,000	11,639,114
6.75% 12/1/27		16,978,000	17,271,383
Corporate Office Properties LP:
2% 1/15/29		2,119,000	1,676,743
2.25% 3/15/26		6,484,000	5,948,038
2.75% 4/15/31		6,131,000	4,688,336
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		2,860,000	2,586,870
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		1,115,000	909,334
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,105,760
3.5% 8/1/26		5,039,000	4,738,936
Healthpeak OP, LLC:
3.25% 7/15/26		2,056,000	1,949,558
3.5% 7/15/29		2,351,000	2,109,223
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	20,136,841
Invitation Homes Operating Partnership LP:
4.15% 4/15/32		16,356,000	14,305,436
5.5% 8/15/33		2,192,000	2,093,821
Iron Mountain, Inc. 4.5% 2/15/31 (b)		950,000	822,204
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,335,595
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	5,672,956
4.4% 6/15/24		2,936,000	2,897,568
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,850,000	2,859,094
3.5% 3/15/31		7,435,000	4,581,277
4.625% 8/1/29		6,155,000	4,396,403
5% 10/15/27		20,311,000	16,179,816
5.25% 8/1/26		3,505,000	3,049,847
NNN (REIT), Inc. 5.6% 10/15/33		2,219,000	2,169,673
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		29,590,000	22,623,544
3.375% 2/1/31		13,097,000	10,624,758
3.625% 10/1/29		39,642,000	33,785,704
4.5% 1/15/25		6,808,000	6,653,177
4.5% 4/1/27		32,478,000	30,453,475
4.75% 1/15/28		18,782,000	17,531,673
4.95% 4/1/24		11,105,000	11,057,601
5.25% 1/15/26		18,623,000	18,125,187
Park Intermediate Holdings LLC 7.5% 6/1/25 (b)		1,000,000	1,006,020
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	3,652,747
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,717,831
3.4% 1/15/28		6,031,000	5,593,933
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,092,506
5% 12/15/23		1,293,000	1,292,342
Safehold Operating Partnership LP 2.8% 6/15/31		2,710,000	2,108,661
SBA Communications Corp. 3.125% 2/1/29		3,313,000	2,885,079
Senior Housing Properties Trust 9.75% 6/15/25		341,000	338,252
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,432,094
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,264,590
4.25% 2/1/26		18,338,000	17,677,323
Store Capital Corp.:
2.7% 12/1/31		7,899,000	5,659,435
2.75% 11/18/30		7,730,000	5,670,750
4.625% 3/15/29		5,948,000	5,177,984
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,293,705
2.7% 7/15/31		15,891,000	12,586,402
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(b)		12,375,000	10,258,569
6.5% 2/15/29(b)		18,850,000	12,542,057
10.5% 2/15/28(b)		7,784,000	7,656,501
Uniti Group, Inc. 6% 1/15/30 (b)		8,415,000	5,456,959
Ventas Realty LP:
3% 1/15/30		28,128,000	23,890,035
3.5% 2/1/25		3,798,000	3,682,537
3.75% 5/1/24		15,927,000	15,768,835
4% 3/1/28		6,996,000	6,526,388
4.125% 1/15/26		3,540,000	3,420,036
4.75% 11/15/30		39,136,000	36,568,577
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,628,493
4.75% 2/15/28		21,253,000	20,144,762
4.95% 2/15/30		33,145,000	30,820,747
5.125% 5/15/32		7,569,000	6,968,917
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		137,000	132,494
4.125% 8/15/30(b)		1,905,000	1,659,960
4.25% 12/1/26(b)		199,000	187,484
4.625% 12/1/29(b)		470,000	425,349
Vornado Realty LP 2.15% 6/1/26		6,904,000	5,978,155
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,088,746
4% 2/1/25		14,827,000	14,507,199
			630,077,841
Real Estate Management & Development - 0.5%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	4,086,000	1,734,568
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(e)	EUR	16,200,000	6,621,454
5% 4/27/27 (Reg. S)(e)	EUR	1,800,000	656,307
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		1,529,600	1,321,192
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	7,460,200
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	4,357,931
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	1,956,079
Brandywine Operating Partnership LP:
3.95% 11/15/27		14,429,000	12,493,835
4.1% 10/1/24		13,139,000	12,738,887
4.55% 10/1/29		15,790,000	13,032,584
7.8% 3/15/28		22,792,000	21,830,625
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	17,002,811
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		315,000	299,250
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,550,743
Greystar Real Estate Partners 7.75% 9/1/30 (b)		935,000	951,190
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	3,044,643
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	1,809,097
Howard Hughes Corp.:
4.125% 2/1/29(b)		1,425,000	1,221,938
4.375% 2/1/31(b)		1,170,000	971,100
Kennedy-Wilson, Inc.:
4.75% 3/1/29		1,030,000	825,782
4.75% 2/1/30		3,860,000	2,950,584
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		55,000	39,394
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		43,000	28,944
Samhallsbyggnadsbolaget I Norden AB:
1.75% 1/14/25 (Reg. S)	EUR	1,711,000	1,564,436
2.25% 8/12/27 (Reg. S)	EUR	2,000,000	1,357,290
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	2,209,398
Tanger Properties LP:
2.75% 9/1/31		16,274,000	12,451,795
3.125% 9/1/26		8,723,000	8,027,728
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		695,000	641,138
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,530,855
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	400,000	444,415
			147,126,193
TOTAL REAL ESTATE			777,204,034

UTILITIES - 1.2%
Electric Utilities - 0.6%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (e)	EUR	1,050,000	1,004,597
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		525,000	524,858
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		4,015,000	3,359,257
3.75% 1/15/32(b)		475,000	381,853
4.75% 3/15/28(b)		1,030,000	963,882
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	10,698,866
Comision Federal de Electricidad:
3.348% 2/9/31(b)		325,000	256,344
4.688% 5/15/29(b)		1,450,000	1,315,165
DPL, Inc.:
4.125% 7/1/25		2,435,000	2,349,775
4.35% 4/15/29		315,000	285,445
Duke Energy Corp.:
2.45% 6/1/30		10,750,000	9,021,596
3.85% 6/15/34	EUR	4,500,000	4,588,044
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		5,172,000	4,172,447
2.775% 1/7/32(b)		16,845,000	12,829,441
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	4,500,000	5,386,214
5.7% 5/23/28(b)		4,000,000	4,044,216
6.25% 5/23/33(b)		4,300,000	4,441,424
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (e)	EUR	3,700,000	3,319,541
Enel SpA 3.375% (Reg. S) (e)(j)	EUR	2,091,000	2,133,914
Entergy Corp. 2.8% 6/15/30		11,033,000	9,375,299
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		1,530,000	1,438,678
7.125% 2/11/25(b)		2,370,000	2,357,409
8.45% 8/10/28(b)		645,000	635,728
Exelon Corp.:
3.35% 3/15/32		16,412,000	14,050,466
4.05% 4/15/30		6,798,000	6,306,414
4.7% 4/15/50		3,027,000	2,557,747
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 12.4178% 10/8/26 (c)(e)(f)		1,005,642	1,023,241
FirstEnergy Corp. 3.4% 3/1/50		3,805,000	2,503,795
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	1,350,000	1,707,563
IPALCO Enterprises, Inc.:
3.7% 9/1/24		6,665,000	6,523,930
4.25% 5/1/30		8,975,000	8,021,913
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		1,545,000	1,259,021
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,545,000	1,489,287
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		1,899,917	1,744,998
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,516,601
NextEra Energy Partners LP 4.5% 9/15/27 (b)		1,200,000	1,107,853
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	6,100,000	5,864,980
Northern Powergrid PLC 2.5% 4/1/25 (Reg. S)	GBP	147,000	177,759
NRG Energy, Inc.:
3.375% 2/15/29(b)		3,565,000	3,051,112
3.625% 2/15/31(b)		1,380,000	1,128,368
5.25% 6/15/29(b)		3,295,000	3,069,695
PG&E Corp.:
5% 7/1/28		6,600,000	6,278,305
5.25% 7/1/30		14,495,000	13,616,098
Southern Co. 1.875% 9/15/81 (e)	EUR	7,100,000	6,317,983
Vistra Operations Co. LLC:
5% 7/31/27(b)		3,800,000	3,616,423
5.5% 9/1/26(b)		1,975,000	1,938,611
5.625% 2/15/27(b)		3,370,000	3,278,036
7.75% 10/15/31(b)		1,720,000	1,760,306
			185,794,498
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		1,645,000	1,597,789
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)		515,000	492,022
Nakilat, Inc. 6.067% 12/31/33 (b)		1,085,264	1,093,064
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		365,000	360,244
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		1,725,000	1,519,027
			5,062,146
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		3,600,000	3,229,154
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		640,000	563,469
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	4,931,535
Energo-Pro A/S 8.5% 2/4/27 (b)		1,465,000	1,396,786
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		3,115,000	2,338,642
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		1,300,000	1,193,894
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		575,000	565,208
Sunnova Energy Corp.:
5.875% 9/1/26(b)		2,555,000	2,071,466
11.75% 10/1/28(b)		615,000	527,488
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		1,209,000	1,158,621
The AES Corp.:
2.45% 1/15/31		18,564,000	14,980,656
3.3% 7/15/25(b)		33,229,000	31,722,615
3.95% 7/15/30(b)		28,974,000	25,763,681
			90,443,215
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		1,160,000	889,213
4.696% 4/24/33(b)		985,000	950,833
4.875% 4/23/30(b)		520,000	514,509
Engie SA 4.25% 9/6/34 (Reg. S)	EUR	2,000,000	2,207,260
NiSource, Inc.:
2.95% 9/1/29		31,524,000	27,884,804
5.25% 2/15/43		8,116,000	7,325,467
5.8% 2/1/42		4,036,000	3,758,562
5.95% 6/15/41		5,760,000	5,640,616
Puget Energy, Inc.:
4.1% 6/15/30		21,032,000	18,770,181
4.224% 3/15/32		21,626,000	18,938,102
Sempra 6% 10/15/39		9,562,000	9,526,278
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (e)(f)		2,459,000	2,142,760
			98,548,585
Water Utilities - 0.0%
Aegea Finance SARL 9% 1/20/31 (b)		530,000	543,277
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,441,560
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	1,170,000	1,359,482
6.125% 2/26/24	GBP	755,000	953,127
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,765,000	1,911,161
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	1,490,000	1,864,836
			8,073,443
TOTAL UTILITIES			387,921,887

TOTAL NONCONVERTIBLE BONDS			9,914,769,937
TOTAL CORPORATE BONDS (Cost $10,910,138,764)			9,945,688,087

U.S. Treasury Obligations - 29.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	122,910,187
1.75% 8/15/41	208,680,000	134,296,993
1.875% 11/15/51	400,075,000	231,762,199
2% 11/15/41	199,600,000	133,724,204
2% 8/15/51	668,247,000	400,269,515
2.25% 8/15/46	750,000	491,748
2.875% 5/15/52	167,475,000	122,995,995
3% 2/15/47	396,205,000	299,877,659
3.25% 5/15/42 (k)(l)	183,189,000	149,957,370
3.625% 2/15/53	467,854,000	399,192,772
3.625% 5/15/53	179,000,000	152,793,281
3.875% 5/15/43	3,000,000	2,673,750
4% 11/15/42	5,140,000	4,674,388
4.125% 8/15/53	466,647,000	436,387,859
4.375% 8/15/43	42,910,000	41,012,573
6.25% 5/15/30	26,000,000	28,692,422
U.S. Treasury Notes:
1.25% 9/30/28	84,070,000	72,832,205
2.625% 7/31/29	11,000,000	10,045,664
2.75% 5/31/29	446,000,000	411,086,563
2.75% 8/15/32	770,411,000	680,339,122
2.875% 5/15/32	443,111,000	396,480,489
3.125% 8/31/29	239,780,000	224,700,087
3.375% 5/15/33	1,126,000,000	1,040,494,271
3.5% 1/31/30	176,400,000	168,117,470
3.5% 2/15/33	9,000,000	8,410,781
3.625% 5/31/28	65,000,000	63,154,101
3.625% 3/31/30	2,688,000	2,576,490
3.75% 5/31/30	546,000	526,805
3.875% 1/15/26	33,990,000	33,461,562
3.875% 9/30/29	300,000,000	292,253,907
3.875% 12/31/29	225,000,000	218,997,070
3.875% 8/15/33	277,333,000	266,716,346
4% 2/15/26	14,350,000	14,159,975
4% 6/30/28 (k)	612,480,000	604,178,023
4% 10/31/29	330,700,000	324,292,688
4% 2/28/30	1,407,000	1,377,926
4.125% 7/31/28	275,000,000	272,711,915
4.125% 11/15/32	221,500,000	217,442,051
4.375% 10/31/24	23,200,000	23,020,562
4.625% 2/28/25	24,300,000	24,173,754
4.625% 3/15/26	53,760,000	53,778,900
4.625% 9/30/28	882,000	893,576
4.625% 9/30/30	1,176,000	1,193,640
4.875% 10/31/28	837,066,000	857,600,275
4.875% 10/31/30	705,000,000	726,150,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,952,926,056)		9,672,879,133

U.S. Government Agency - Mortgage Securities - 28.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (e)(f)	10,882	10,990
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 5.183% 1/1/35 (e)(f)	3,564	3,606
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 5.058% 10/1/33 (e)(f)	302	302
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (e)(f)	1,501	1,515
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.755% 1/1/35 (e)(f)	16,973	17,041
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.024% 2/1/33 (e)(f)	231	232
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (e)(f)	3,223	3,232
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.844% 3/1/35 (e)(f)	2,981	2,993
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (e)(f)	8,454	8,569
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.301% 10/1/33 (e)(f)	2,026	2,039
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (e)(f)	12,236	12,396
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (e)(f)	2,065	2,081
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 4.992% 3/1/33 (e)(f)	10,986	11,071
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (e)(f)	6,025	6,091
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 3.895% 6/1/47 (e)(f)	17,184	17,461
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.999% 11/1/36 (e)(f)	5,448	5,508
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (e)(f)	20,208	20,422
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.143% 6/1/42 (e)(f)	18,715	19,058
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.375% 3/1/40 (e)(f)	22,767	23,234
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.47% 5/1/36 (e)(f)	16,072	16,330
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.617% 7/1/35 (e)(f)	6,856	6,940
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (e)(f)	34,240	34,743
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 4.163% 2/1/36 (e)(f)	9,942	10,101
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (e)(f)	82,364	84,034
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.724% 12/1/40 (e)(f)	778,183	789,157
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (e)(f)	8,188	8,326
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.06% 12/1/39 (e)(f)	7,086	7,239
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (e)(f)	36,959	37,684
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (e)(f)	14,205	14,463
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (e)(f)	7,292	7,406
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.195% 12/1/35 (e)(f)	14,421	14,718
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (e)(f)	6,040	6,020
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (e)(f)	16,573	16,941
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (e)(f)	3,002	3,036
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (e)(f)	32,214	32,329
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (e)(f)	6,574	6,625
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (e)(f)	15,842	15,967
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (e)(f)	11,302	11,384
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.864% 7/1/34 (e)(f)	20,736	20,968
1.5% 11/1/35 to 4/1/52	192,227,846	150,823,975
2% 2/1/28 to 3/1/52 (k)(m)	664,345,330	542,965,204
2.5% 1/1/28 to 5/1/53 (k)	655,199,040	554,640,649
3% 5/1/30 to 2/1/52 (k)(m)	309,674,363	269,551,457
3.5% 8/1/34 to 4/1/52	217,438,141	195,505,518
4% 3/1/36 to 4/1/52	129,112,719	119,810,649
4.5% to 4.5% 6/1/33 to 12/1/52	125,405,765	118,953,552
5% 9/1/25 to 4/1/53	142,690,612	139,181,280
5.283% 8/1/41 (e)	505,660	499,968
5.5% 5/1/48 to 8/1/53 (k)	160,692,594	159,422,471
6% to 6% 9/1/29 to 6/1/53	42,402,153	42,833,947
6.5% 1/1/26 to 10/1/53	77,450,770	78,916,146
6.697% 2/1/39 (e)	237,362	240,536
7% to 7% 2/1/24 to 7/1/37	152,309	157,520
7.5% to 7.5% 7/1/25 to 11/1/31	74,305	76,133
8% 3/1/37	6,171	6,662
TOTAL FANNIE MAE		2,374,897,919
Freddie Mac - 4.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 4.424% 8/1/37 (e)(f)	16,411	16,237
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 3.575% 1/1/36 (e)(f)	8,078	8,084
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 4.527% 3/1/36 (e)(f)	43,136	43,214
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.632% 3/1/36 (e)(f)	25,038	25,148
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.182% 12/1/40 (e)(f)	282,402	285,873
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (e)(f)	56,644	57,275
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (e)(f)	103,682	104,610
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (e)(f)	17,122	17,370
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (e)(f)	2,859	2,897
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.368% 10/1/36 (e)(f)	41,685	41,870
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (e)(f)	9,678	9,799
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (e)(f)	73,806	74,441
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (e)(f)	20,476	20,799
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (e)(f)	23,457	23,827
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (e)(f)	22,018	22,380
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (e)(f)	7,216	7,329
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.435% 10/1/35 (e)(f)	20,186	20,310
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (e)(f)	14,202	14,411
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (e)(f)	9,680	9,812
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (e)(f)	299	300
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (e)(f)	17,028	17,293
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (e)(f)	20,348	20,857
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (e)(f)	7,287	7,473
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.951% 6/1/33 (e)(f)	27,796	27,815
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.216% 6/1/33 (e)(f)	53,963	54,188
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.86% 3/1/35 (e)(f)	98,325	99,110
1.5% 7/1/35 to 8/1/51	147,275,322	114,332,323
2% 5/1/35 to 4/1/52	414,377,423	340,695,671
2.5% 1/1/28 to 4/1/52	390,925,451	327,830,607
3% 12/1/30 to 4/1/52	167,320,873	144,818,890
3.5% 1/1/32 to 4/1/52 (k)(m)	168,057,207	151,435,339
4% 5/1/37 to 10/1/52	98,684,040	92,288,391
4% 4/1/48	37,632	34,880
4.5% 6/1/25 to 3/1/53	77,576,556	73,196,169
5% 8/1/33 to 8/1/53	69,208,785	67,295,565
5.5% 9/1/52 to 8/1/53 (n)	135,612,650	134,569,032
6% 7/1/28 to 7/1/53	34,458,433	34,972,901
6.5% 5/1/26 to 10/1/53	47,153,805	48,229,145
7% 3/1/26 to 9/1/36	172,647	179,056
7.5% 1/1/27 to 11/1/31	1,127	1,173
8% 7/1/24 to 4/1/32	4,196	4,383
8.5% 1/1/25 to 1/1/28	2,509	2,570
TOTAL FREDDIE MAC		1,530,918,817
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	274,240	259,373
Ginnie Mae - 7.0%
3.5% 6/20/34 to 12/20/49	39,388,334	35,765,129
4% 5/20/33 to 5/20/49	53,471,823	50,047,428
4.5% 6/20/33 to 8/15/41	9,215,179	8,851,108
5% 12/15/32 to 4/20/48	9,091,437	8,999,507
5.5% 7/15/33 to 9/15/39	307,203	310,918
6% to 6% 10/15/30 to 11/15/39	112,120	114,877
7% to 7% 3/15/24 to 11/15/32	219,669	226,051
7.5% to 7.5% 6/15/24 to 9/15/31	41,160	41,865
8% 4/15/24 to 11/15/29	6,600	6,724
8.5% 11/15/27 to 1/15/31	3,244	3,408
2% 10/20/50 to 4/20/51	106,854,879	86,407,553
2% 12/1/53 (i)	103,550,000	83,622,755
2% 12/1/53 (i)	154,250,000	124,566,007
2% 12/1/53 (i)	69,500,000	56,125,364
2% 12/1/53 (i)	53,250,000	43,002,527
2% 12/1/53 (i)	41,412,000	33,442,642
2% 12/1/53 (i)	27,400,000	22,127,122
2% 1/1/54 (i)	91,450,000	73,958,459
2% 1/1/54 (i)	51,050,000	41,285,723
2% 1/1/54 (i)	100,600,000	81,358,349
2% 1/1/54 (i)	75,300,000	60,897,452
2% 1/1/54 (i)	27,600,000	22,320,978
2.5% 6/20/51 to 12/20/51	139,584,204	115,811,144
2.5% 12/1/53 (i)	28,950,000	24,190,675
2.5% 12/1/53 (i)	75,200,000	62,837,263
2.5% 12/1/53 (i)	57,850,000	48,339,570
2.5% 12/1/53 (i)	23,150,000	19,344,184
2.5% 12/1/53 (i)	41,200,000	34,426,798
2.5% 1/1/54 (i)	87,700,000	73,371,364
2.5% 1/1/54 (i)	115,850,000	96,922,149
3% 5/20/42 to 4/15/45	6,851,829	6,079,194
3% 12/1/53 (i)	59,900,000	51,877,863
3% 12/1/53 (i)	29,950,000	25,938,931
3% 12/1/53 (i)	91,075,000	78,877,735
3% 12/1/53 (i)	24,300,000	21,045,610
3% 12/1/53 (i)	3,025,000	2,619,875
3% 12/1/53 (i)	53,600,000	46,421,593
3% 1/1/54 (i)	121,500,000	105,337,220
3% 1/1/54 (i)	78,100,000	67,710,591
3.5% 12/1/53 (i)	59,300,000	53,038,394
3.5% 12/1/53 (i)	41,150,000	36,804,889
3.5% 1/1/54 (i)	37,900,000	33,930,631
3.5% 1/1/54 (i)	37,700,000	33,751,577
4% 12/1/53 (i)	32,600,000	30,039,798
4.5% 12/1/53 (i)	10,200,000	9,653,944
5% 12/1/53 (i)	34,000,000	33,052,012
5% 12/1/53 (i)	31,800,000	30,913,352
5.5% 12/1/53 (i)	40,300,000	40,037,135
5.5% 12/1/53 (i)	8,075,000	8,022,329
5.5% 12/1/53 (i)	8,625,000	8,568,742
5.5% 1/1/54 (i)	28,300,000	28,106,564
6.5% 3/20/31 to 6/15/37	82,873	85,487
6.5% 12/1/53 (i)	32,450,000	32,998,087
6.5% 12/1/53 (i)	32,450,000	32,998,087
6.5% 12/1/53 (i)	45,500,000	46,268,504
6.5% 12/1/53 (i)	12,950,000	13,168,728
6.5% 1/1/54 (i)	77,950,000	79,202,649
TOTAL GINNIE MAE		2,265,274,614
Uniform Mortgage Backed Securities - 9.2%
2% 12/1/53 (i)	64,250,000	49,984,862
2% 12/1/53 (i)	64,250,000	49,984,862
2% 12/1/53 (i)	192,800,000	149,993,484
2% 12/1/53 (i)	93,850,000	73,012,907
2% 12/1/53 (i)	51,250,000	39,871,193
2% 12/1/53 (i)	43,550,000	33,880,789
2% 12/1/53 (i)	41,350,000	32,169,246
2% 12/1/53 (i)	35,150,000	27,345,804
2% 12/1/53 (i)	31,025,000	24,136,659
2% 12/1/53 (i)	53,775,000	41,835,579
2% 12/1/53 (i)	41,025,000	31,916,404
2% 12/1/53 (i)	35,150,000	27,345,804
2% 12/1/53 (i)	41,025,000	31,916,404
2% 12/1/53 (i)	62,425,000	48,565,058
2% 1/1/54 (i)	312,250,000	243,361,624
2% 1/1/54 (i)	30,650,000	23,888,018
2% 1/1/54 (i)	102,650,000	80,003,429
2% 1/1/54 (i)	26,650,000	20,770,496
2% 1/1/54 (i)	76,150,000	59,349,840
2.5% 12/1/53 (i)	25,650,000	20,802,558
2.5% 12/1/53 (i)	25,100,000	20,356,499
2.5% 12/1/53 (i)	12,575,000	10,198,525
2.5% 12/1/53 (i)	7,550,000	6,123,170
2.5% 12/1/53 (i)	25,100,000	20,356,499
2.5% 12/1/53 (i)	14,600,000	11,840,832
2.5% 12/1/53 (i)	97,650,000	79,195,703
2.5% 1/1/54 (i)	104,750,000	85,093,034
3% 12/1/53 (i)	102,600,000	86,616,880
3% 12/1/53 (i)	27,350,000	23,089,392
3% 12/1/53 (i)	21,900,000	18,488,398
3% 12/1/53 (i)	77,500,000	65,426,980
3% 12/1/53 (i)	87,775,000	74,101,332
3% 12/1/53 (i)	87,050,000	73,489,273
3% 12/1/53 (i)	10,450,000	8,822,090
3% 12/1/53 (i)	13,950,000	11,776,856
3% 12/1/53 (i)	2,725,000	2,300,497
3% 12/1/53 (i)	14,650,000	12,367,810
3% 12/1/53 (i)	87,775,000	74,101,332
3% 12/1/53 (i)	2,725,000	2,300,497
3% 12/1/53 (i)	9,750,000	8,231,136
3% 12/1/53 (i)	15,100,000	12,747,708
3% 12/1/53 (i)	141,050,000	119,077,104
3% 1/1/54 (i)	259,250,000	219,157,480
3% 1/1/54 (i)	103,250,000	87,282,584
3% 1/1/54 (i)	38,550,000	32,588,316
3% 1/1/54 (i)	95,800,000	80,984,712
3.5% 12/1/53 (i)	112,800,000	98,995,198
3.5% 12/1/53 (i)	60,750,000	53,315,233
3.5% 12/1/53 (i)	30,550,000	26,811,199
3.5% 12/1/53 (i)	31,075,000	27,271,948
3.5% 1/1/54 (i)	60,300,000	52,960,350
3.5% 1/1/54 (i)	68,400,000	60,074,427
4% 12/1/53 (i)	89,800,000	81,584,746
4% 12/1/53 (i)	101,375,000	92,100,820
4.5% 12/1/53 (i)	850,000	796,543
4.5% 12/1/53 (i)	13,175,000	12,346,410
4.5% 1/1/54 (i)	6,200,000	5,813,950
5% 12/1/38 (i)	25,075,000	24,438,331
5% 12/1/38 (i)	11,175,000	10,891,260
6.5% 12/1/53 (i)	21,450,000	21,798,552
6.5% 12/1/53 (i)	5,700,000	5,792,622
6.5% 12/1/53 (i)	8,625,000	8,765,152
6.5% 12/1/53 (i)	17,600,000	17,885,991
6.5% 12/1/53 (i)	9,700,000	9,857,620
6.5% 1/1/54 (i)	16,775,000	17,040,377
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,984,790,388
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,421,089,185)		9,156,141,111

Asset-Backed Securities - 7.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,275,148	4,710,597
Series 2019-1 Class A, 3.844% 5/15/39 (b)	4,353,590	3,265,232
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	14,556,846	12,801,558
Class B, 4.458% 10/16/39 (b)	3,803,418	1,673,644
Series 2021-1A Class A, 2.95% 11/16/41 (b)	18,418,560	16,324,370
Series 2021-2A Class A, 2.798% 1/15/47 (b)	35,534,203	30,424,385
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(e)(f)	6,384,000	6,376,333
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.8044% 10/17/34 (b)(e)(f)	25,915,000	25,796,983
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7944% 10/17/34 (b)(e)(f)	15,632,000	15,584,807
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6674% 4/20/34 (b)(e)(f)	39,309,000	39,001,643
Aligned Data Centers Issuer Ll Series 2023-2A Class A2, 6.5% 11/16/48 (b)	1,383,000	1,359,033
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(e)(f)	18,066,000	18,033,228
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.8174% 7/20/34 (b)(e)(f)	18,308,000	18,215,124
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	3,490,000	3,472,414
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	478,000	472,651
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,082,438	1,069,238
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)	1,118,000	1,109,021
Class XS, 0% 10/17/52 (b)(c)(e)(o)	739,512	7
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	4,972,142	4,350,532
Class B, 4.335% 1/16/40 (b)	1,019,255	563,157
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.9755% 10/15/32 (b)(e)(f)	20,251,000	20,250,777
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6698% 4/25/34 (b)(e)(f)	13,014,000	12,906,908
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7855% 7/15/34 (b)(e)(f)	23,175,000	23,117,271
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 1/15/35 (b)(e)(f)	30,273,000	30,027,183
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.7255% 4/15/34 (b)(e)(f)	27,448,000	27,270,384
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.9144% 4/17/33 (b)(e)(f)	8,282,000	8,259,962
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/36 (b)(e)(f)	15,712,000	15,647,251
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	22,900,000	22,750,953
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6598% 4/25/34 (b)(e)(f)	28,623,000	28,429,194
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8974% 1/20/32 (b)(e)(f)	31,300,000	31,299,906
BBCMS Mortgage Trust Series 2023 C19 Class C, 6.5976% 4/15/56 (e)	1,159,000	979,001
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.7028% 1/17/35 (b)(e)(f)	31,025,000	30,816,760
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 1/15/35 (b)(e)(f)	23,740,000	23,667,356
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	14,430,831	13,287,477
Series 2021-1A Class A, 2.443% 7/15/46 (b)	26,120,537	22,267,758
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.6455% 4/15/29 (b)(e)(f)	20,202,122	20,173,779
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	5,100,000	4,710,932
Series 2023-A1 Class A, 4.42% 5/15/28	2,400,000	2,361,319
Capital Trust RE CDO Ltd. Series 2005-1A Class E, CME Term SOFR 1 Month Index + 2.210% 3.9464% 3/20/50 (b)(c)(e)(f)	330,000	0
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	12,110,000	12,321,487
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	13,137,233	11,495,509
Class B, 5.095% 4/15/39 (b)	7,616,545	4,931,941
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	6,729,400	6,134,815
Series 2021-1A Class A, 3.474% 1/15/46 (b)	4,523,648	4,151,714
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(e)(f)	18,972,000	18,879,549
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7358% 4/20/35 (b)(e)(f)	28,708,000	28,443,915
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(e)(f)	14,593,000	14,505,471
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(e)(f)	17,958,000	17,989,732
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 4/20/34 (b)(e)(f)	23,812,000	23,558,378
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(e)(f)	23,751,000	23,507,386
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	8,394,051	8,077,507
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	8,575,507	8,610,689
Citi Mortgage Loan Trust Series 2007-1 Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.8074% 10/25/37 (b)(e)(f)	57,371	57,329
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.8774% 4/20/34 (b)(e)(f)	31,300,000	31,018,300
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0985% 7/24/34 (b)(e)(f)	27,015,000	26,966,697
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.9874% 1/20/34 (b)(e)(f)	41,300,000	41,088,874
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(d)(e)(f)	407,341	0
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	28,257,000	28,295,859
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	17,667,163	16,305,272
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	6,443,018	6,007,927
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	994,000	915,212
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	4,500,000	4,481,011
Series 2023 A1 Class A, 4.31% 3/15/28 (o)	8,200,000	8,048,730
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	6,810,000	6,820,383
Class A3, 5.64% 2/22/28 (b)	5,174,000	5,173,223
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.7158% 4/20/35 (b)(e)(f)	16,182,000	16,022,979
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(e)(f)	26,558,000	26,496,704
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8767% 1/18/32 (b)(e)(f)	22,617,000	22,600,331
Dryden Senior Loan Fund:
Series 2018-58A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/31 (b)(e)(f)	6,486,461	6,477,438
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.8444% 4/17/33 (b)(e)(f)	16,400,000	16,330,644
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/35 (b)(e)(f)	21,145,000	21,047,226
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7587% 2/20/35 (b)(e)(f)	12,306,000	12,230,872
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(e)(f)	10,674,000	10,637,217
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(e)(f)	36,609,000	36,551,341
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.9055% 1/15/34 (b)(e)(f)	6,600,000	6,584,906
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	19,358,000	19,598,326
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (b)	756,000	706,938
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	473,000	404,233
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.7684% 7/19/34 (b)(e)(f)	16,641,000	16,546,962
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7318% 11/16/34 (b)(e)(f)	23,750,000	23,680,128
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(e)(f)	35,773,000	35,708,466
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	5,100,000	4,954,639
Series 2020-2 Class A, 1.06% 4/15/33 (b)	7,100,000	6,547,966
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	6,100,000	6,018,069
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	6,216,003	6,202,934
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	10,757,000	10,810,544
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	5,328,000	5,313,620
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	889,965	751,875
Series 2021-2 Class G, 4.505% 12/17/26 (b)	3,996,693	3,386,224
Series 2021-3 Class F, 4.242% 1/17/41 (b)	585,035	481,894
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	11,200,000	11,117,176
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	6,100,000	6,117,481
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	7,485,002	6,347,222
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	7,243,161	6,329,059
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(e)(f)	16,712,000	16,635,626
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.7239% 4/15/35 (b)(e)(f)	37,587,000	37,192,900
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.8655% 1/15/33 (b)(e)(f)	15,100,000	15,099,668
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5935% 1/22/28 (b)(e)(f)	12,957,181	12,918,309
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7984% 4/19/34 (b)(e)(f)	33,250,000	32,961,623
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7735% 1/22/35 (b)(e)(f)	26,843,000	26,615,640
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(e)(f)	16,653,000	16,518,744
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8735% 1/22/31 (b)(e)(f)	7,234,000	7,161,631
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.2119% 4/22/36 (b)(e)(f)	11,974,000	12,000,331
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.8174% 10/20/34 (b)(e)(f)	5,653,000	5,646,482
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(e)(f)	28,658,000	28,559,588
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6974% 4/20/34 (b)(e)(f)	23,008,000	22,813,191
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7698% 1/25/35 (b)(e)(f)	19,791,000	19,695,884
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6455% 1/15/34 (b)(e)(f)	28,450,000	28,324,052
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	10,521,032	10,516,475
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	12,300,000	12,343,392
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7474% 10/20/30 (b)(e)(f)	22,519,722	22,518,528
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7024% 1/25/36 (e)(f)	176,757	172,983
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(e)(f)	21,089,000	20,970,817
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	35,786,500	34,584,897
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	17,167,150	14,546,842
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,760,395	20,663,457
Class A2II, 4.008% 12/5/51 (b)	16,504,660	13,517,564
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	1,450,000	1,349,661
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	1,423,000	1,306,421
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	922,000	885,638
Class E2, 6.863% 6/17/39 (b)	1,544,000	1,476,585
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (b)	546,000	529,889
Class G, 4.116% 9/17/36 (b)	466,000	450,712
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)	1,943,000	1,872,990
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	735,000	660,345
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	546,000	474,858
Class G, 4.003% 7/17/38 (b)	273,000	236,495
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	361,000	308,948
Class G, 4.005% 10/17/38 (b)	2,380,000	2,028,107
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	1,225,000	1,099,788
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	14,017,884	11,635,264
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	7,300,000	6,804,710
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	1,670,000	1,476,856
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(e)(f)	31,749,000	31,535,583
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.7339% 1/15/37 (b)(e)(f)	31,230,000	31,008,173
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	15,560,531	13,265,664
Class B, 4.335% 3/15/40 (b)	1,789,576	1,279,618
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	22,598,000	21,754,207
1.884% 7/15/50 (b)	9,101,000	8,323,682
2.328% 7/15/52 (b)	6,959,000	6,005,328
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	9,137,259	9,136,399
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8229% 5/17/24 (b)(e)(f)	2,884,000	2,797,139
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.1658% 7/20/30 (b)(e)(f)	3,452,690	3,452,904
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(e)(f)	32,177,000	31,816,167
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.6155% 4/16/31 (b)(e)(f)	11,368,414	11,302,488
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(e)(f)	3,095,000	3,085,371
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.6384% 4/19/34 (b)(e)(f)	28,855,000	28,573,779
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(e)(f)	30,048,000	29,942,772
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.1543% (b)(c)(d)(e)(f)	852,223	0
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (e)(f)	12,572	12,143
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	22,597,000	22,625,316
Class A3, 6.13% 9/21/26 (b)	14,800,000	14,851,651
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	12,465,000	12,448,705
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	6,597,134	6,053,080
Series 2018-A Class A, 4.147% 9/15/38 (b)(e)	14,793,705	12,723,918
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	22,952,179	19,337,899
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/58 (b)	839,827	809,819
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	9,456,219	9,429,973
Class A3, 4.93% 4/20/26 (b)	12,231,000	12,139,053
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.244% 4/6/42 (b)(e)(f)	1,639,000	1,154,469
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	280,000	278,616
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)	924,000	846,681
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	269,000	251,859
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	1,931,000	1,780,894
Class E2, 5.739% 4/17/39 (b)	2,399,000	2,215,124
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	476,000	476,644
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	315,000	275,700
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	8,000,000	7,804,596
Class B, 0.69% 5/20/27	17,242,000	16,798,650
Series 2023 2 Class A, 4.89% 4/13/28	6,400,000	6,342,683
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 1.8% 1/20/37 (b)(e)(f)(i)	23,148,000	23,140,107
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.9474% 7/20/32 (b)(e)(f)	23,497,000	23,495,872
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(e)(f)	15,449,000	15,350,961
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(e)(f)	31,775,000	31,619,811
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.8055% 7/16/34 (b)(e)(f)	15,502,000	15,435,822
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	23,500,000	23,676,866
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	12,200,000	12,133,632
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	6,520,306	6,500,355
Class A3, 4.66% 5/15/28	12,950,000	12,776,975
Series 2023-C Class A3, 5.15% 11/15/28	6,547,000	6,532,103
TOTAL ASSET-BACKED SECURITIES (Cost $2,319,435,071)		2,263,793,594

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	11,076,967	9,031,488
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	4,755,319	4,585,083
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	14,657,888	14,101,166
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	7,507,139	7,145,405
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	12,216,798	11,770,184
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(e)	84,577	83,203
COMM Mortgage Trust Series 2015-LC19 Class C, 4.3535% 2/10/48 (e)	1,472,000	1,317,586
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(e)	3,591	407
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0386% 5/27/37 (b)(e)(f)	557,450	534,588
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(f)	153,098	15
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	7,660,705	6,849,081
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	3,163,449	2,812,376
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	3,538,965	3,355,238
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	4,850,477	4,653,807
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	3,102,321	2,916,261
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (e)(f)	2,491	2,203
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0974% 9/25/43 (e)(f)	1,214,752	1,135,673
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	7,598,811	6,852,076
TOTAL PRIVATE SPONSOR		77,145,840
U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2426% 2/25/32 (e)(f)	3,982	3,968
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4396% 3/18/32 (e)(f)	7,449	7,466
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 4/25/32 (e)(f)	8,342	8,358
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 10/25/32 (e)(f)	10,123	10,143
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1926% 1/25/32 (e)(f)	3,748	3,730
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 12/25/33 (e)(o)(p)	148,930	20,010
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2374% 11/25/36 (e)(o)(p)	106,624	8,866
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	427	425
Series 1999-17 Class PG, 6% 4/25/29	36,910	37,291
Series 1999-32 Class PL, 6% 7/25/29	46,897	47,174
Series 1999-33 Class PK, 6% 7/25/29	33,653	33,879
Series 2001-52 Class YZ, 6.5% 10/25/31	5,631	5,732
Series 2005-102 Class CO 11/25/35 (q)	23,532	19,836
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3993% 8/25/35 (e)(f)(p)	5,001	4,993
Series 2005-81 Class PC, 5.5% 9/25/35	73,986	74,903
Series 2006-12 Class BO 10/25/35 (q)	106,599	91,374
Series 2006-15 Class OP 3/25/36 (q)	143,055	119,291
Series 2006-37 Class OW 5/25/36 (q)	14,808	11,445
Series 2006-45 Class OP 6/25/36 (q)	44,844	35,240
Series 2006-62 Class KP 4/25/36 (q)	70,500	57,032
Series 2012-134 Class MX, 3.5% 5/25/42	532,763	512,001
Series 2012-149:
Class DA, 1.75% 1/25/43	1,316,005	1,188,693
Class GA, 1.75% 6/25/42	1,482,418	1,326,629
Series 2017-22 Class ED, 3.5% 6/25/44	584,831	569,153
Series 2021-45 Class DA, 3% 7/25/51	4,937,734	4,241,843
Series 2021-69 Class JK, 1.5% 10/25/51	2,872,091	2,299,364
Series 2022-2 Class TH, 2.5% 2/25/52	1,759,315	1,550,686
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	6,905	6,974
Series 1999-25 Class Z, 6% 6/25/29	38,040	37,831
Series 2001-20 Class Z, 6% 5/25/31	44,431	44,816
Series 2001-31 Class ZC, 6.5% 7/25/31	21,080	21,168
Series 2002-16 Class ZD, 6.5% 4/25/32	18,472	18,832
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1074% 11/25/32 (e)(o)(p)	29,709	717
Series 2012-67 Class AI, 4.5% 7/25/27 (o)	57,822	1,233
Series 2016-104 Class B, 4% 12/25/44	1,090,418	1,055,876
Series 2016-99 Class KA, 4% 11/25/42	1,353,572	1,321,422
Series 2020-101 Class BA, 1.5% 9/25/45	4,264,787	3,563,691
Series 2020-43 Class MA, 2% 1/25/45	5,399,688	4,738,278
Series 2020-49 Class JA, 2% 8/25/44	2,468,926	2,182,381
Series 2020-80 Class BA, 1.5% 3/25/45	5,981,547	5,029,755
Series 2021-68 Class A, 2% 7/25/49	5,012,064	3,854,098
Series 2021-85 Class L, 2.5% 8/25/48	2,736,021	2,340,949
Series 2021-95:
Class 0, 2.5% 9/25/48	8,307,423	7,084,428
Class BA, 2.5% 6/25/49	12,650,173	10,786,164
Series 2021-96 Class HA, 2.5% 2/25/50	4,437,407	3,733,155
Series 2022-1 Class KA, 3% 5/25/48	2,750,566	2,432,863
Series 2022-11 Class B, 3% 6/25/49	3,548,640	3,182,150
Series 2022-13:
Class HA, 3% 8/25/46	3,018,481	2,756,701
Class JA, 3% 5/25/48	5,519,514	4,909,376
Series 2022-15 Class GC, 3% 1/25/47	4,544,921	4,093,019
Series 2022-17 Class BH, 3% 5/25/47	5,040,290	4,546,092
Series 2022-25 Class AB, 4% 9/25/47	4,923,090	4,655,844
Series 2022-3:
Class D, 2% 2/25/48	12,500,204	10,709,421
Class N, 2% 10/25/47	32,598,158	27,169,610
Series 2022-30 Class E, 4.5% 7/25/48	7,161,861	6,829,646
Series 2022-35 Class CK, 4% 3/25/47	10,048,322	9,412,776
Series 2022-4 Class B, 2.5% 5/25/49	3,257,323	2,784,201
Series 2022-49 Class TC, 4% 12/25/48	2,300,319	2,186,793
Series 2022-5:
Class 0, 2.5% 6/25/48	3,688,622	3,170,880
Class DA, 2.25% 11/25/47	10,697,073	9,162,355
Series 2022-69 Class AB, 4.5% 1/25/44	9,313,742	8,900,660
Series 2022-7:
Class A, 3% 5/25/48	3,922,042	3,469,337
Class E, 2.5% 11/25/47	12,470,841	10,887,972
Series 2022-9 Class BA, 3% 5/25/48	4,037,247	3,589,295
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1974% 12/25/36 (e)(o)(p)	70,318	6,263
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9974% 5/25/37 (e)(o)(p)	37,974	3,871
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 3/25/33 (e)(o)(p)	9,141	887
Series 2005-72 Class ZC, 5.5% 8/25/35	590,391	587,358
Series 2005-79 Class ZC, 5.9% 9/25/35	457,730	457,801
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9646% 6/25/37 (e)(f)(p)	31,121	36,650
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (e)(f)(p)	47,420	56,006
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (e)(f)(p)	12,162	13,128
Series 2010-135 Class ZA, 4.5% 12/25/40	906,708	881,909
Series 2010-139 Class NI, 4.5% 2/25/40 (o)	22,968	210
Series 2010-150 Class ZC, 4.75% 1/25/41	1,568,899	1,522,504
Series 2010-95 Class ZC, 5% 9/25/40	3,358,546	3,310,077
Series 2011-39 Class ZA, 6% 11/25/32	171,605	174,546
Series 2011-4 Class PZ, 5% 2/25/41	535,940	505,323
Series 2011-67 Class AI, 4% 7/25/26 (o)	11,295	227
Series 2012-100 Class WI, 3% 9/25/27 (o)	565,168	20,550
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (e)(o)(p)	49,781	361
Series 2013-133 Class IB, 3% 4/25/32 (o)	158,573	3,320
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (e)(o)(p)	229,724	21,265
Series 2013-51 Class GI, 3% 10/25/32 (o)	836,561	45,192
Series 2013-92 Class MT, 4% 7/25/41	20,736	20,646
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2774% 6/25/35 (e)(o)(p)	201,855	13,904
Series 2015-42 Class IL, 6% 6/25/45 (o)	1,362,067	228,011
Series 2015-70 Class JC, 3% 10/25/45	1,190,938	1,115,598
Series 2017-30 Class AI, 5.5% 5/25/47 (o)	820,968	139,256
Series 2020-39 Class MG, 1.5% 6/25/40	14,933,077	12,031,231
Series 2020-45:
Class JC, 1.5% 7/25/40	15,261,973	12,292,421
Class JL, 3% 7/25/40	254,092	225,955
Series 2020-59 Class MC, 1.5% 8/25/40	16,699,249	13,442,621
Series 2021-59 Class H, 2% 6/25/48	2,831,068	2,236,257
Series 2021-66:
Class DA, 2% 1/25/48	3,047,185	2,422,587
Class DM, 2% 1/25/48	3,238,284	2,574,516
Series 2022-28 Class A, 2.5% 2/25/52	9,439,553	8,538,783
Series 2023-13 Class CK, 1.5% 11/25/50	8,857,266	6,865,250
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)	36,577	5,779
Series 343 Class 16, 5.5% 5/25/34 (o)	34,312	5,468
Series 348 Class 14, 6.5% 8/25/34 (e)(o)	22,855	4,412
Series 351:
Class 12, 5.5% 4/25/34 (e)(o)	14,166	2,341
Class 13, 6% 3/25/34 (o)	21,325	3,848
Series 359 Class 19, 6% 7/25/35 (e)(o)	12,336	2,317
Series 384 Class 6, 5% 7/25/37 (o)	143,714	24,296
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2385% 1/15/32 (e)(f)	2,868	2,856
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (e)(f)	4,516	4,511
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4385% 3/15/32 (e)(f)	3,940	3,947
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 6/15/31 (e)(f)	7,050	7,044
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (e)(f)	2,506	2,503
planned amortization class:
Series 2012-4019 Class HT, 5% 8/15/40	214,866	213,768
Series 2012-4026 Class MQ, 4% 4/15/42	129,945	123,060
Series 2017-4676 Class VD, 4% 8/15/37	396,121	390,776
Series 2017-4744 Class JA, 3% 9/15/47	1,072,289	947,396
Series 2017-4746 Class PA, 4% 2/15/47	1,169,941	1,108,041
Series 2020-5050 Class KP, 1% 12/25/50	1,916,169	1,534,694
Series 2021-5141 Class JM, 1.5% 4/25/51	2,104,094	1,675,959
Series 2021-5148:
Class AD, 1.5% 10/25/51	2,827,600	2,266,605
Class PC, 1.5% 10/25/51	2,810,035	2,225,247
Series 2022-5214 Class CG, 3.5% 4/25/52	4,160,959	3,806,162
Series 2022-5220 Class PK, 3.5% 1/25/51	5,888,446	5,417,104
Series 2095 Class PE, 6% 11/15/28	47,005	47,441
Series 2101 Class PD, 6% 11/15/28	4,197	4,231
Series 2121 Class MG, 6% 2/15/29	19,519	19,665
Series 2131 Class BG, 6% 3/15/29	141,359	142,473
Series 2137 Class PG, 6% 3/15/29	22,194	22,366
Series 2154 Class PT, 6% 5/15/29	36,341	36,628
Series 2162 Class PH, 6% 6/15/29	7,104	7,147
Series 2520 Class BE, 6% 11/15/32	73,327	74,854
Series 2693 Class MD, 5.5% 10/15/33	673,367	670,622
Series 2802 Class OB, 6% 5/15/34	50,350	50,888
Series 3002 Class NE, 5% 7/15/35	167,520	166,508
Series 3110 Class OP 9/15/35 (q)	33,414	31,119
Series 3119 Class PO 2/15/36 (q)	170,379	134,787
Series 3121 Class KO 3/15/36 (q)	26,279	21,508
Series 3123 Class LO 3/15/36 (q)	96,305	76,864
Series 3145 Class GO 4/15/36 (q)	99,927	80,405
Series 3189 Class PD, 6% 7/15/36	152,325	156,295
Series 3225 Class EO 10/15/36 (q)	50,614	39,519
Series 3258 Class PM, 5.5% 12/15/36	57,825	58,668
Series 3415 Class PC, 5% 12/15/37	71,480	70,558
Series 3806 Class UP, 4.5% 2/15/41	346,591	335,768
Series 3832 Class PE, 5% 3/15/41	674,185	667,962
Series 4135 Class AB, 1.75% 6/15/42	1,122,261	1,007,581
sequential payer:
Series 2014-4422 Class LA, 4.5% 3/15/43	177,006	175,716
Series 2015-4492 Class LB, 4% 3/15/44	270,401	266,936
Series 2015-4506 Class LB, 4% 4/15/44	512,821	506,051
Series 2015-4516 Class A, 4% 8/15/41	607,678	597,932
Series 2015-4522 Class LB, 4% 6/15/44	366,390	361,378
Series 2015-4535 Class LB, 4% 8/15/44	364,346	359,388
Series 2016-4636 Class AE, 4% 7/15/42	669,697	660,521
Series 2017-4646 Class LA, 4% 9/15/45	902,214	876,511
Series 2017-4661 Class AC, 4% 4/15/43	473,853	466,164
Series 2017-4671 Class JA, 4% 9/15/42	127,081	126,337
Series 2020-4993 Class LA, 2% 8/25/44	5,160,613	4,573,402
Series 2020-5018:
Class LC, 3% 10/25/40	1,706,254	1,512,010
Class LY, 3% 10/25/40	1,294,844	1,147,774
Series 2020-5058 Class BE, 3% 11/25/50	6,139,439	5,206,093
Series 2020-5066 Class A, 1.5% 11/25/44	2,033,539	1,707,044
Series 2021-5115 Class A, 2% 3/25/40	7,273,386	6,239,931
Series 2021-5139 Class JC, 2% 8/25/40	6,936,033	5,865,165
Series 2021-5147 Class WN, 2% 1/25/40	7,529,075	6,403,822
Series 2021-5169:
Class BA, 2.5% 5/25/49	7,185,826	6,134,894
Class TP, 2.5% 6/25/49	2,700,183	2,280,157
Series 2021-5175 Class CB, 2.5% 4/25/50	15,827,610	13,322,685
Series 2021-5178:
Class CT, 2% 11/25/40	7,597,371	6,376,114
Class TP, 2.5% 4/25/49	6,297,183	5,369,022
Series 2021-5180 Class KA, 2.5% 10/25/47	3,214,547	2,802,130
Series 2022-5189:
Class DA, 2.5% 5/25/49	2,083,428	1,773,824
Class TP, 2.5% 5/25/49	4,340,976	3,695,392
Series 2022-5190:
Class BA, 2.5% 11/25/47	2,016,342	1,735,245
Class CA, 2.5% 5/25/49	3,635,503	3,092,785
Series 2022-5191 Class CA, 2.5% 4/25/50	3,793,936	3,197,370
Series 2022-5197:
Class A, 2.5% 6/25/49	3,635,510	3,094,325
Class DA, 2.5% 11/25/47	1,531,223	1,318,317
Series 2022-5198 Class BA, 2.5% 11/25/47	6,809,511	5,926,525
Series 2022-5200:
Class C, 3% 5/25/48	9,012,996	8,092,567
Class LA, 3% 10/25/48	7,778,131	6,930,549
Series 2022-5202:
Class AG, 3% 1/25/49	2,076,413	1,842,028
Class BC, 3% 5/25/48	8,558,898	7,617,210
Class LB, 2.5% 10/25/47	1,634,969	1,404,467
Class UA, 3% 4/25/50	3,115,118	2,732,991
Series 2022-5210 Class TA, 3.5% 11/25/46	2,912,114	2,660,968
Series 2022-5248 Class A, 4% 4/15/48	8,838,048	8,493,908
Series 2135 Class JE, 6% 3/15/29	7,487	7,622
Series 2274 Class ZM, 6.5% 1/15/31	13,894	13,953
Series 2281 Class ZB, 6% 3/15/30	26,064	26,268
Series 2303 Class ZV, 6% 4/15/31	15,061	15,206
Series 2357 Class ZB, 6.5% 9/15/31	115,413	117,090
Series 2502 Class ZC, 6% 9/15/32	28,569	29,168
Series 2519 Class ZD, 5.5% 11/15/32	43,177	43,592
Series 2998 Class LY, 5.5% 7/15/25	7,548	7,521
Series 3871 Class KB, 5.5% 6/15/41	1,069,787	1,093,672
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1615% 2/15/36 (e)(o)(p)	52,894	4,220
Series 2013-4281 Class AI, 4% 12/15/28 (o)	51,313	485
Series 2017-4683 Class LM, 3% 5/15/47	1,851,826	1,737,504
Series 2020-5041:
Class LA, 1.5% 11/25/40	16,999,278	13,742,052
Class LB, 3% 11/25/40	2,905,092	2,573,422
Series 2020-5046 Class PT, 1.5% 11/25/40	12,895,111	10,415,339
Series 2021-5083 Class VA, 1% 8/15/38	8,410,523	7,779,907
Series 2021-5176 Class AG, 2% 1/25/47	11,951,435	9,940,593
Series 2021-5182 Class A, 2.5% 10/25/48	20,836,683	17,710,988
Series 2022-5210 Class AB, 3% 1/25/42	4,779,508	4,321,070
Series 2022-5213 Class AH, 2.25% 4/25/37	7,666,874	6,984,393
Series 2022-5236 Class P, 5% 4/25/48	3,270,463	3,217,926
Series 2022-5266 Class CD, 4.5% 10/25/44	7,901,472	7,677,264
Series 2933 Class ZM, 5.75% 2/15/35	935,779	950,737
Series 2935 Class ZK, 5.5% 2/15/35	716,041	725,754
Series 2947 Class XZ, 6% 3/15/35	306,419	313,299
Series 2996 Class ZD, 5.5% 6/15/35	649,949	654,812
Series 3237 Class C, 5.5% 11/15/36	797,348	799,066
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2215% 11/15/36 (e)(o)(p)	218,379	18,417
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1415% 6/15/37 (e)(o)(p)	140,890	14,225
Series 3949 Class MK, 4.5% 10/15/34	118,964	116,828
Series 4055 Class BI, 3.5% 5/15/31 (o)	119,445	1,742
Series 4149 Class IO, 3% 1/15/33 (o)	451,717	34,108
Series 4314 Class AI, 5% 3/15/34 (o)	29,898	650
Series 4427 Class LI, 3.5% 2/15/34 (o)	632,877	33,788
Series 4471 Class PA 4% 12/15/40	496,989	482,328
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6885% 5/15/37 (e)(f)	184,541	179,532
Series 2017-4692 Class KB, 4% 10/15/46	2,427,007	2,309,779
Series 2156 Class TC, 6.25% 5/15/29	12,261	12,270
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/24 (e)(f)	54	54
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	15,866	15,972
Series 2056 Class Z, 6% 5/15/28	36,638	36,951
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	3,598,032	2,896,553
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	2,654,524	2,244,715
Class GC, 2% 11/25/47	2,575,754	2,188,351
Series 2021-5164 Class M, 2.5% 7/25/48	2,710,010	2,292,401
Series 4386 Class AZ, 4.5% 11/15/40	1,670,255	1,597,219
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.246% 6/16/37 (e)(o)(p)	92,426	8,428
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9905% 3/20/60 (e)(f)(r)	706,930	704,405
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 7/20/60 (e)(f)(r)	170,180	169,070
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (e)(f)(r)	159,955	158,728
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (e)(f)(r)	137,702	136,667
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (e)(f)(r)	392,855	390,610
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (e)(f)(r)	301,960	300,747
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (e)(f)(r)	264,120	262,840
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (e)(f)(r)	400,738	398,752
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (e)(f)(r)	323,995	322,671
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (e)(f)(r)	493,947	492,326
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (e)(f)(r)	357,686	356,297
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (e)(f)(r)	385,482	384,084
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (e)(f)(r)	741,545	739,485
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (e)(f)(r)	439,543	438,801
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (e)(f)(r)	214,731	214,333
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (e)(f)(r)	392,966	391,792
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (e)(f)(r)	210,562	209,796
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (e)(f)(r)	11,019	10,914
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 10/20/62 (e)(f)(r)	184,263	183,445
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7986% 3/20/63 (e)(f)(r)	323,533	321,284
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (e)(f)(r)	219,156	218,502
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (e)(f)(r)	736,884	735,418
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (e)(f)(r)	1,433,270	1,427,433
Series 2014-H20 Class BF, CME Term SOFR 1 Month Index + 0.610% 5.9386% 9/20/64 (e)(f)(r)	4,753,295	4,731,571
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (e)(f)(r)	28,968	28,412
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8456% 1/20/49 (e)(f)	3,839,526	3,764,037
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9456% 10/20/49 (e)(f)	1,133,799	1,094,098
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8956% 2/20/49 (e)(f)	2,317,988	2,251,186
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (o)	29,649	1,905
Series 2016-69 Class WA, 3% 2/20/46	1,103,307	993,568
Series 2017-134 Class BA, 2.5% 11/20/46	1,616,897	1,423,589
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	255,452	249,005
Series 2010-160 Class DY, 4% 12/20/40	2,655,618	2,525,437
Series 2010-170 Class B, 4% 12/20/40	586,784	557,892
Series 2017-139 Class BA, 3% 9/20/47	5,087,297	4,479,970
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.056% 5/16/34 (e)(o)(p)	53,226	3,358
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.756% 8/17/34 (e)(o)(p)	51,521	4,312
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5359% 6/16/37 (e)(f)(p)	3,655	4,066
Series 2010-116 Class QB, 4% 9/16/40	5,893,431	5,648,991
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 5/20/60 (e)(f)(r)	452,235	449,427
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6545% 7/20/41 (e)(o)(p)	227,458	18,920
Series 2013-149 Class MA, 2.5% 5/20/40	1,756,755	1,679,744
Series 2014-2 Class BA, 3% 1/20/44	3,289,386	2,938,176
Series 2014-21 Class HA, 3% 2/20/44	1,214,958	1,087,457
Series 2014-25 Class HC, 3% 2/20/44	2,069,503	1,840,592
Series 2014-5 Class A, 3% 1/20/44	1,733,712	1,549,149
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)	21,186	19,798
Series 2017-186 Class HK, 3% 11/16/45	2,988,370	2,667,743
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (e)(f)(r)	2,900,193	2,888,767
TOTAL U.S. GOVERNMENT AGENCY		570,659,211
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $660,397,041)		647,805,051

Commercial Mortgage Securities - 5.8%
	Principal Amount (a)	Value ($)
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, CME Term SOFR 1 Month Index + 2.590% 7.92% 6/15/35 (b)(e)(f)	304,000	288,676
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class D, CME Term SOFR 1 Month Index + 1.990% 7.32% 4/15/36 (b)(e)(f)	1,880,000	1,857,589
Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.1875% 9/15/38 (b)(e)(f)	1,120,000	889,637
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(e)(f)	16,838,000	16,413,226
Class B, CME Term SOFR 1 Month Index + 1.550% 6.873% 1/15/39 (b)(e)(f)	3,181,000	3,085,790
Class C, CME Term SOFR 1 Month Index + 2.150% 7.473% 1/15/39 (b)(e)(f)	2,271,000	2,191,054
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	11,600,000	10,623,677
Class ANM, 3.112% 11/5/32 (b)	14,236,000	12,793,493
Series 2015-200P Class F, 3.7157% 4/14/33 (b)(e)	831,000	731,397
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,196,000	2,613,292
Class CNM, 3.8425% 11/5/32 (b)(e)	1,322,000	974,376
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	14,412,000	13,270,163
Series 2018-BN14 Class A4, 4.231% 9/15/60	19,100,000	17,959,132
Series 2019-BN20 Class ASB, 2.933% 9/15/62	700,000	646,184
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,222,800
Series 2019-BN23 Class ASB, 2.846% 12/15/52	1,800,000	1,654,517
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,473,000	1,160,251
Series 2021-BN32 Class A5, 2.643% 4/15/54	630,000	517,497
Series 2021-BN33 Class A5, 2.556% 5/15/64	1,238,000	1,005,434
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,860,000	1,474,604
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,626,000	1,340,615
Series 2022-BNK40, Class A4, 3.5066% 3/15/64 (e)	522,000	446,120
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	943,000	475,250
Class E, 2.5% 6/15/55 (b)	738,000	325,763
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (e)	1,746,000	1,608,298
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	4,100,000	4,082,829
Class A3, 6.26% 4/15/56	12,800,000	12,989,975
Series 2023-BNK45 Class C, 6.4885% 2/15/56 (e)	738,000	640,224
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	1,426,000	694,135
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	1,738,000	659,460
Class E, 2.8% 11/15/50 (b)	1,092,000	353,706
Series 2018-BN10 Class C, 4.163% 2/15/61 (e)	2,308,000	1,886,199
Series 2018-BN15:
Class D, 3% 11/15/61 (b)	735,000	455,620
Class E, 3% 11/15/61 (b)	735,000	400,566
Series 2020-BN25 Class C, 3.4668% 1/15/63 (e)	1,375,000	925,674
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	430,000	228,585
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	639,000	492,451
Class E, 2.5% 3/15/63 (b)	441,000	220,548
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (e)	3,731,000	1,654,053
Series 2021-BN33 Class XA, 1.167% 5/15/64 (e)(o)	10,239,283	533,178
Series 2021-BN38 Class C, 3.3246% 12/15/64 (e)	260,000	157,931
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	1,759,000	885,807
Series 2022-BNK44:
Class A/S, 5.9368% 11/15/55 (e)	1,097,000	1,060,169
Class C, 5.9368% 11/15/55 (e)	3,642,000	2,868,047
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	3,700,000	3,437,394
Bank 2023-Bnk46:
sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,191,000	2,207,935
Series 2023-BNK46:
Class B, 6.9992% 8/15/56 (e)	1,491,000	1,479,553
Class C, 6.9992% 8/15/56 (e)	657,000	569,976
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class C, 4.352% 2/15/50 (e)	610,000	470,776
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (b)	2,108,000	1,550,048
Class XA, 1.8872% 7/15/49 (e)(o)	15,291,749	451,160
Bank5 2023-5Yr3 Series 2023-5YR3:
Class A/S, 7.5592% 9/15/56 (e)	884,000	907,785
Class B, 7.5592% 9/15/56 (e)	553,000	556,395
Class C, 7.5592% 9/15/56 (e)	553,000	516,801
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.785% 12/15/56 (e)	1,068,000	1,005,573
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	501,000	405,580
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (b)	333,000	195,716
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	2,126,000	1,837,707
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)(c)	1,476,000	631,581
Series 2021-C10 Class ASB, 2.268% 7/15/54	3,200,000	2,779,248
Series 2022-C14 Class A5, 2.946% 2/15/55	2,455,000	2,013,982
Series 2022-C17:
Class A5, 4.441% 9/15/55	2,520,000	2,306,562
Class D, 2.5% 9/15/55 (b)(c)	3,429,000	1,597,244
Series 2022-C18 Class A5, 5.71% 12/15/55	2,816,000	2,829,283
Series 2023-C19 Class A5, 5.451% 4/15/56	1,796,000	1,765,654
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(e)	868,000	688,437
Class E, 3.7292% 8/14/36 (b)(e)	637,000	470,868
Series 2019-C3 Class C, 4.178% 5/15/52	477,000	355,361
Series 2020-C7:
Class A/S, 2.444% 4/15/53	226,000	175,424
Class B, 3.152% 4/15/53	851,000	622,391
Series 2022-C16:
Class A5, 4.6% 6/15/55	3,210,000	2,976,507
Class B, 4.6% 6/15/55	791,000	626,515
Series 2022-C17 Class B, 4.889% 9/15/55	1,050,000	860,361
Series 2022-C18, Class B, 6.3478% 12/15/55 (e)	1,323,000	1,204,052
Series 2023 C19 Class B, 6.5456% 4/15/56 (e)	846,000	781,054
BBCMS Mortgage Trust 2023-C20 sequential payer Series 2023-C20 Class A5, 5.576% 7/15/56	1,566,000	1,560,013
Bbcms Mortgage Trust 2023-C21:
sequential payer Series 2023-C21:
Class A/S, 6.5061% 9/15/56 (e)	1,105,000	1,096,275
Class A3, 6.5061% 9/15/56 (e)	5,900,000	5,997,213
Series 2023-C21 Class C, 6.5061% 9/15/56 (e)	2,214,000	1,900,019
Bbcms Mtg Trust 2023-5C23 Series 2023-5C23 Class B, 7.7032% 12/15/56 (e)	1,465,000	1,483,688
Bbcms Mtg Trust 2023-C22 sequential payer Series 2023-C22 Class C, 7.1261% 11/15/56	1,997,000	1,892,183
Benchmark 2023-B39 C Mtg Trust:
sequential payer Series 2023-B39 Class A5, 5.7536% 7/15/56	2,406,000	2,408,991
Series 2023-B39 Class C, 6.7939% 7/15/56 (e)	1,638,000	1,440,413
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	2,200,000	2,250,704
Benchmark 2023-V4 Mtg Trust:
sequential payer Series 2023-V4 Class A3, 6.8409% 11/15/56	10,733,000	11,205,190
Series 2023-V4:
Class B, 7.4604% 11/15/56	1,070,000	1,084,875
Class C, 7.4604% 11/15/56	1,070,000	997,034
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	2,752,547
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(e)	719,000	37,544
Class 225E, 3.4041% 12/15/62 (b)(c)(e)	485,000	11,966
Series 2019-B15 Class AAB, 2.859% 12/15/72	2,500,000	2,287,800
Series 2020-B20 Class E, 2% 10/15/53 (b)	1,029,000	462,109
Series 2020-B21 Class A5, 1.9775% 12/17/53	1,502,000	1,161,204
Series 2020-B22, Class A5, 1.973% 1/15/54	1,043,000	804,912
Series 2021-B29, Class A5, 2.3879% 9/15/54	3,032,000	2,396,586
Series 2022-B34 Class A5, 3.786% 4/15/55	942,000	779,494
Series 2022-B36 Class A5, 4.4699% 7/15/55	1,094,000	997,087
Series 2022-B37 Class A5, 5.751% 11/15/55 (e)	1,270,000	1,278,093
Series 2023-B38 Class A4, 5.5246% 4/15/56	1,084,000	1,065,426
Series 2023-C5 Class A5, 5.7653% 6/15/56	1,355,000	1,363,513
Series 2018-B6 Class D, 3.2499% 10/10/51 (b)(e)	1,089,000	464,532
Series 2018-B7 Class D, 3% 5/15/53 (b)(e)	614,000	381,575
Series 2019-B12 Class B, 3.5702% 8/15/52	840,000	667,693
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	1,197,000	644,317
Series 2019-B14 Class XA, 0.8975% 12/15/62 (e)(o)	33,100,485	889,648
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (b)(e)	1,995,000	1,667,867
Class D, 2.25% 7/15/53 (b)(c)	1,365,000	638,059
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	592,000	445,796
Class D, 2% 12/17/53 (b)(c)	798,000	376,574
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (b)(e)	546,000	248,772
Class D, 3.4028% 9/15/48 (b)(e)	2,679,000	759,599
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(e)	1,400,000	1,002,283
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (b)(e)	1,520,000	873,444
Class 300E, 2.9942% 4/15/54 (b)(e)	504,000	298,255
Series 2022 B37 Class B, 5.9427% 11/15/55 (e)	767,000	668,248
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	1,701,000	714,350
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,092,000	953,759
Class D, 2.5% 7/15/55 (b)	1,259,000	553,491
Series 2022-B37 Class C, 5.751% 11/15/55 (e)	1,456,000	1,060,872
Series 2023 B38:
Class B, 6.4528% 4/15/56 (e)	1,058,000	1,007,711
Class C, 6.4528% 4/15/56 (e)	1,415,000	1,127,217
Series 2023-V2 Class A/S, 6.5374% 5/15/55	728,000	723,487
BHP Trust floater Series 2019-BXHP Class F, CME Term SOFR 1 Month Index + 2.980% 8.308% 8/15/36 (b)(e)(f)	570,500	554,734
Bmo 2023-5C1 Mtg Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	5,400,000	5,542,851
Series 2023-5C1:
Class A/S, 7.355% 8/15/56 (e)	2,972,000	3,034,772
Class B, 6.96% 8/15/56 (e)	493,000	486,677
Bmo 2023-5C2 Mortgage Trust Series 2023-5C2 Class A5, 7.244% 11/15/56 (e)	2,219,000	2,277,376
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.5916% 2/15/56 (e)	835,000	723,197
Class C, 6.0588% 2/15/56 (e)	808,000	654,147
Class D, 6.0588% 2/15/56 (b)(e)	520,000	350,971
Bmo 2023-C6 Mtg Trust:
sequential payer Series 2023-C6 Class A5, 5.9562% 9/15/56	1,107,000	1,126,558
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (e)	1,096,000	1,109,480
Bmo 2023-C7 Mtg Trust Series 2023-C7 Class C, 7.3656% 12/15/26 (e)	860,000	825,997
BMO Mortgage Trust:
sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	2,917,000	2,472,490
Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(e)	798,000	445,260
Class 360E, 4.0699% 2/17/55 (b)(e)	966,000	517,168
Series 2022-C3 Class D, 2.5% 9/15/54 (b)	639,000	264,054
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(e)(f)	55,733,000	54,756,563
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (b)(e)(f)	17,226,000	16,682,477
Class D, CME Term SOFR 1 Month Index + 3.690% 9.0179% 4/15/37 (b)(e)(f)	2,373,000	2,265,804
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, CME Term SOFR 1 Month Index + 2.570% 7.895% 6/15/35 (b)(e)(f)	294,000	274,311
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.4375% 11/15/32 (b)(e)(f)	265,300	259,921
Series 2020-VKNG:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5374% 10/15/37 (b)(e)(f)	463,400	451,008
Class F, CME Term SOFR 1 Month Index + 2.860% 8.1874% 10/15/37 (b)(e)(f)	1,228,500	1,187,605
Class G, CME Term SOFR 1 Month Index + 3.360% 8.6874% 10/15/37 (b)(e)(f)	1,087,800	1,040,493
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5243% 4/15/34 (b)(e)(f)	709,000	580,185
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(e)(f)	33,967,000	33,167,492
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3363% 10/15/36 (b)(e)(f)	4,838,000	4,681,617
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5361% 10/15/36 (b)(e)(f)	6,475,000	6,225,070
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7358% 10/15/36 (b)(e)(f)	6,286,000	6,003,921
Class E, CME Term SOFR 1 Month Index + 2.060% 7.385% 10/15/36 (b)(e)(f)	21,856,000	20,875,269
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3836% 10/15/36 (b)(e)(f)	1,428,000	1,339,699
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2398% 5/15/38 (b)(e)(f)	1,511,657	1,420,518
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3898% 5/15/38 (b)(e)(f)	2,668,830	2,511,468
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(e)(f)	34,534,071	33,699,969
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6352% 2/15/39 (b)(e)(f)	10,405,342	10,092,019
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8846% 2/15/39 (b)(e)(f)	10,405,342	10,000,649
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2837% 2/15/39 (b)(e)(f)	10,405,342	9,896,238
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3135% 11/15/32 (b)(e)(f)	2,009,763	1,998,299
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(e)	5,234,000	4,165,163
Class E, 3.667% 3/11/44 (b)(e)	5,065,000	3,869,430
Bx Commercial Mortgage Trust 2:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6693% 4/15/34 (b)(e)(f)	11,328,000	11,210,495
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9693% 4/15/34 (b)(e)(f)	7,490,000	7,373,474
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2693% 4/15/34 (b)(e)(f)	7,862,000	7,709,123
Class G, CME Term SOFR 1 Month Index + 3.640% 8.9693% 4/15/34 (b)(e)(f)	1,533,000	1,493,263
Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 9.4287% 2/15/39 (b)(e)(f)	2,806,891	2,653,733
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(e)(f)	21,476,240	21,309,146
BX Trust:
floater:
Series 2017-APPL Class F, PRIME RATE + 1.310% 9.944% 7/15/34 (b)(e)(f)	576,883	570,191
Series 2019-ATL Class E, CME Term SOFR 1 Month Index + 2.350% 7.6741% 10/15/36 (b)(e)(f)	972,000	905,418
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (b)(e)(f)	15,454,700	15,336,999
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(e)(f)	12,268,900	12,159,891
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(e)(f)	27,712,550	27,431,157
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2374% 10/15/36 (b)(e)(f)	24,417,950	24,147,929
Class F, CME Term SOFR 1 Month Index + 2.110% 7.4374% 10/15/36 (b)(e)(f)	3,400,000	3,356,135
Class J, CME Term SOFR 1 Month Index + 2.760% 8.0874% 10/15/36 (b)(e)(f)	9,551,450	9,325,728
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.4375% 2/15/36 (b)(e)(f)	1,144,302	1,056,121
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7325% 11/15/38 (b)(e)(f)	1,197,000	1,146,327
Series 2021-BXMF Class G, CME Term SOFR 1 Month Index + 3.460% 8.787% 10/15/26 (b)(e)(f)	3,113,827	2,882,946
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8375% 2/15/36 (b)(e)(f)	947,000	885,714
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8375% 2/15/36 (b)(e)(f)	270,457	252,954
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4375% 2/15/36 (b)(e)(f)	2,779,000	2,564,847
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4375% 1/15/34 (b)(e)(f)	2,890,340	2,764,039
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3375% 1/15/34 (b)(e)(f)	156,317	148,691
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7875% 6/15/38 (b)(e)(f)	2,175,253	2,057,782
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2375% 6/15/38 (b)(e)(f)	3,670,913	3,453,583
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1875% 6/15/38 (b)(e)(f)	2,773,145	2,599,547
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8374% 9/15/36 (b)(e)(f)	2,068,000	1,940,589
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2874% 9/15/36 (b)(e)(f)	4,894,000	4,576,607
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(e)(f)	17,483,000	17,499,424
Class D, CME Term SOFR 1 Month Index + 4.060% 9.3839% 8/15/43 (b)(e)(f)	2,549,000	2,551,393
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (b)(e)(f)	22,310,014	21,974,168
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2629% 4/15/37 (b)(e)(f)	11,372,232	11,186,778
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(e)(f)	2,566,502	2,518,211
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1619% 4/15/37 (b)(e)(f)	2,148,286	2,097,087
Class F, CME Term SOFR 1 Month Index + 4.780% 10.1089% 4/15/37 (b)(e)(f)	3,220,496	3,128,045
Series 2022-LBA6:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.0229% 1/15/39 (b)(e)(f)	1,456,000	1,392,063
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6729% 1/15/39 (b)(e)(f)	2,072,000	1,976,462
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5229% 1/15/39 (b)(e)(f)	651,000	618,944
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6219% 1/15/39 (b)(e)(f)	783,000	722,606
Series 20XX-LBA Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0375% 2/15/36 (b)(e)(f)	665,071	635,674
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(e)(f)	23,825,452	23,764,954
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(e)(f)	15,168,279	14,877,707
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	3,131,000	2,678,675
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (b)(e)	168,000	140,618
Class E, 4.0755% 12/9/41 (b)(e)	9,943,000	8,060,002
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (b)(e)	336,000	174,178
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.652% 3/15/35 (b)(e)	2,721,000	2,649,328
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(e)	1,743,000	894,219
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.110% 6.44% 12/15/37 (b)(e)(f)	1,538,000	1,529,312
Class E, CME Term SOFR 1 Month Index + 2.190% 7.52% 12/15/37 (b)(e)(f)	4,468,000	4,379,736
Class F, CME Term SOFR 1 Month Index + 2.590% 7.92% 12/15/37 (b)(e)(f)	151,000	145,585
Class G, CME Term SOFR 1 Month Index + 3.290% 8.62% 12/15/37 (b)(e)(f)	6,423,000	6,157,521
CD Mortgage Trust Series 2017-CD3:
Class C, 4.69% 2/10/50 (c)(e)	1,482,000	591,225
Class D, 3.25% 2/10/50 (b)(c)	1,340,000	410,734
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.9364% 2/15/39 (b)(e)(f)	3,948,000	3,213,501
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	36,435,023	32,115,319
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	4,691,805	4,365,312
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(e)(f)	10,499,000	10,318,708
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6874% 11/15/36 (b)(e)(f)	2,800,000	2,732,943
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	3,193,235	2,924,071
Class A4, 3.458% 8/15/50	1,400,000	1,278,999
Citigroup Commercial Mortgage Series 2023-SMRT Class D, 6.0475% 10/12/40 (b)(e)	2,143,000	2,010,919
Citigroup Commercial Mortgage Trust:
sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	1,596,000	1,382,853
Series 2015-GC29 Class XA, 1.1505% 4/10/48 (e)(o)	31,661,851	319,373
Series 2015-GC33 Class XA, 1.021% 9/10/58 (e)(o)	50,307,554	617,520
Series 2016-P4 Class D, 4.0962% 7/10/49 (b)(e)	1,707,000	1,244,928
Series 2016-P6 Class XA, 0.6964% 12/10/49 (e)(o)	36,947,319	491,529
Series 2019-GC41 Class D, 3% 8/10/56 (b)	378,000	220,775
Series 2020-420K:
Class D, 3.4222% 11/10/42 (b)(e)	496,000	371,536
Class E, 3.4222% 11/10/42 (b)(e)	1,029,000	715,315
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	1,806,000	836,676
Citigroup Commercial Mtg Trust 2023-Prm Series 2023-PRM3 Class D, 6.5717% 7/10/28 (b)(e)	1,195,000	1,130,291
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.669% 9/15/33 (b)(e)(f)	468,000	220,061
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6753% 9/15/33 (b)(e)(f)	544,000	201,398
sequential payer:
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	959,000	763,873
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,007,100	4,937,924
Series 2012-CR1:
Class D, 5.3084% 5/15/45 (b)(e)	1,588,276	1,111,793
Class G, 2.462% 5/15/45 (b)(c)	147,183	2,912
Series 2012-LC4 Class C, 5.47% 12/10/44 (e)	166,000	133,509
Series 2013-LC6 Class D, 4.0958% 1/10/46 (b)(e)	612,941	560,535
Series 2014-CR15 Class D, 4.7288% 2/10/47 (b)(e)	298,000	241,780
Series 2014-CR17 Class E, 4.9706% 5/10/47 (b)(e)	255,000	181,307
Series 2014-CR20:
Class AM, 3.938% 11/10/47	276,000	265,249
Class XA, 1.0726% 11/10/47 (e)(o)	57,750,704	235,750
Series 2014-LC17 Class XA, 0.798% 10/10/47 (e)(o)	35,719,891	103,170
Series 2014-UBS2 Class D, 5.1175% 3/10/47 (b)(e)	994,000	787,397
Series 2014-UBS6 Class XA, 0.9675% 12/10/47 (e)(o)	66,771,801	306,897
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(e)	1,538,000	1,306,561
Series 2015-LC19:
Class B, 3.829% 2/10/48	177,000	163,022
Class D, 2.867% 2/10/48 (b)	2,184,000	1,802,911
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	312,000	183,859
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	1,316,000	936,423
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	368,000	242,378
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1104% 11/10/49 (e)	619,000	454,315
Class D, 2.8604% 11/10/49 (e)	546,000	279,801
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.7368% 8/15/45 (b)(e)	536,861	483,443
Class F, 4.25% 8/15/45 (b)	2,033,000	1,551,179
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)	522,000	234,378
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 3.0967% 11/13/39 (b)(e)	1,254,000	743,491
Class F, 3.0967% 11/13/39 (b)(e)	1,196,000	673,465
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6543% 6/15/34 (b)(c)(f)	1,135,200	432,254
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(e)(f)	5,586,102	5,573,508
Class B, CME Term SOFR 1 Month Index + 1.270% 6.6% 5/15/36 (b)(e)(f)	15,805,677	15,749,686
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (b)(e)(f)	3,081,334	3,063,474
Class F, CME Term SOFR 1 Month Index + 2.690% 8.02% 5/15/36 (b)(e)(f)	691,280	682,445
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	7,338,436	6,704,308
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	11,930,000	11,882,665
Class B, 4.5349% 4/15/36 (b)	3,730,000	3,701,836
Class C, 4.9414% 4/15/36 (b)(e)	2,462,000	2,438,630
Class D, 4.9414% 4/15/36 (b)(e)	4,923,000	4,866,361
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8967% 5/15/26 (b)(e)(f)	1,454,118	1,306,058
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	3,580,000	3,310,691
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5802% 6/15/50 (b)(e)	1,278,000	831,674
Series 2018-CX11 Class C, 4.9877% 4/15/51 (e)	495,000	397,615
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	1,113,000	846,716
Series 2019-C18 Class A/S, 3.3214% 12/15/52	849,706	700,043
Csmc 2019-Uvil Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(e)	3,429,000	2,481,224
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.7974% 10/15/51 (e)	355,000	267,462
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)(e)	1,188,000	699,385
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (b)	377,000	189,828
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5366% 8/10/44 (b)(e)	701,189	579,883
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)(e)	449,000	223,340
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6209% 8/10/49 (e)	382,000	269,222
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(e)(f)	57,379,212	56,154,843
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1045% 11/15/38 (b)(e)(f)	4,359,925	4,135,599
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5535% 11/15/38 (b)(e)(f)	1,967,710	1,827,603
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0524% 11/15/38 (b)(e)(f)	3,724,665	3,450,538
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(e)(f)	16,087,769	15,900,865
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8175% 7/15/38 (b)(e)(f)	19,099,827	18,716,733
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1375% 7/15/38 (b)(e)(f)	5,731,356	5,605,394
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6875% 7/15/38 (b)(e)(f)	11,579,065	11,363,047
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1375% 7/15/38 (b)(e)(f)	6,625,590	6,441,345
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	14,423,909	14,071,378
Series 2015-K049 Class A2, 3.01% 7/25/25	2,147,000	2,072,588
Series 2020-K106 Class A2, 2.069% 1/25/30	8,000,000	6,803,449
Series 2020-K117 Class A2, 1.406% 8/25/30	4,100,000	3,281,865
Series 2021-K126 Class A2, 2.074% 1/25/31	21,300,000	17,644,641
Series 2021-K127 Class A2, 2.108% 1/25/31	8,300,000	6,882,699
Series 2021-K136 Class A2, 2.127% 11/25/31	9,000,000	7,331,797
Series 2022-150 Class A2, 3.71% 9/25/32	1,400,000	1,273,446
Series 2022-K143 Class A2, 2.35% 3/25/32	9,300,000	7,651,614
Series 2022-K149 Class A2, 3.53% 8/25/32	15,000,000	13,470,710
Series 2022-K750 Class A2, 3% 9/25/29	9,500,000	8,631,311
Series 2023-157 Class A2, 4.2% 5/25/33	18,210,000	17,133,722
Series 2023-160 Class A1, 4.68% 10/25/32	7,196,402	7,028,318
Series 2023-K751 Class A2, 4.412% 3/25/30	4,614,000	4,482,108
Series K058 Class A2, 2.653% 8/25/26	4,839,000	4,555,535
Series 2017-K068 Class A2, 3.244% 8/25/27	15,947,000	15,071,027
Series 2021-K123 Class A2, 1.621% 12/25/30	1,587,333	1,276,958
Series 2022 K748 Class A2, 2.26% 1/25/29	27,676,000	24,423,530
Fs 2023-4Szn Series 2023-4SZN:
Class C, 8.1209% 11/10/39 (b)(e)	2,396,000	2,441,723
Class D, 9.0801% 11/10/39 (b)(e)	555,000	567,173
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (b)	59,259	58,277
Class X, 0.5614% 8/10/43 (b)(e)(o)	391,106	944
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, CME Term SOFR 1 Month Index + 2.760% 8.3375% 10/15/36 (b)(e)(f)	3,075,000	2,744,350
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3875% 9/15/31 (b)(e)(f)	14,883,324	14,728,776
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.473% 10/15/31 (b)(e)(f)	6,945,234	6,322,586
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(e)(f)	18,953,000	18,186,988
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5875% 10/15/36 (b)(e)(f)	2,930,000	2,737,953
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 10/15/36 (b)(e)(f)	2,414,000	2,224,741
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	1,157,715	1,106,247
Series 2017-GS6 Class A2, 3.164% 5/10/50	1,809,917	1,667,857
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,900,000	2,646,538
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,087,000	1,791,113
Series 2020-GC45 Class A5, 2.9106% 2/13/53	2,023,000	1,716,009
Series 2011-GC5:
Class C, 5.2985% 8/10/44 (b)(e)	908,923	630,806
Class D, 5.2985% 8/10/44 (b)(e)	623,936	183,285
Class E, 5.2985% 8/10/44 (b)(e)	773,957	77,404
Class F, 4.5% 8/10/44 (b)(c)	1,339,218	4,018
Series 2012-GCJ9:
Class D, 4.7543% 11/10/45 (b)(e)	1,572,836	1,411,559
Class E, 4.7543% 11/10/45 (b)(c)(e)	896,000	722,859
Series 2013-GC10 Class D, 4.6879% 2/10/46 (b)(e)	586,000	496,518
Series 2014-GC20 Class XA, 1.1459% 4/10/47 (e)(o)	50,409,898	1,225
Series 2015-GC34 Class XA, 1.3486% 10/10/48 (e)(o)	15,285,707	263,331
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	703,000	544,619
Series 2016-GS4 Class C, 4.0771% 11/10/49 (e)	464,000	370,408
Series 2018-GS9 Class D, 3% 3/10/51 (b)	835,000	517,443
Series 2019-GC38 Class D, 3% 2/10/52 (b)	446,000	280,282
Series 2019-GC39 Class D, 3% 5/10/52 (b)(c)	1,176,000	610,484
Series 2019-GC42:
Class C, 3.8166% 9/10/52 (e)	620,000	452,127
Class D, 2.8% 9/10/52 (b)	408,000	223,482
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)(e)	1,155,000	673,873
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	952,000	519,940
Class SWD, 3.3258% 12/13/39 (b)(e)	735,000	481,649
Series 2020-GC47 Class D, 3.5688% 5/12/53 (b)(e)	336,000	194,499
Series 2021-RENT Class G, CME Term SOFR 1 Month Index + 5.810% 11.1375% 11/21/35 (b)(c)(e)(f)	3,076,128	416,621
Gs Mtg Securities Corp. Trust 2023-Ship sequential payer Series 2023-SHIP:
Class D, 6.273% 9/10/38 (b)(e)	1,752,000	1,686,923
Class E, 7.6814% 9/10/38 (b)(e)	3,065,000	2,956,533
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(e)	5,051,000	4,579,383
Class F, 4.3333% 11/5/38 (b)(e)	4,203,000	3,735,859
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	562,171	490,272
Class F, 4.101% 9/17/39 (b)	91,461	79,750
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/39 (b)(e)	861,000	639,686
IMT Trust Series 2017-APTS Class CFX, 3.6132% 6/15/34 (b)(e)	2,028,500	1,973,793
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	1,064,000	967,658
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.3544% 8/15/39 (b)(e)(f)	1,087,000	1,085,635
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(e)(f)	27,660,000	27,711,993
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4519% 9/15/39 (b)(e)(f)	1,653,000	1,654,532
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C23 Class A5, 3.9342% 9/15/47	6,821,000	6,677,457
Series 2014-C19 Class XA, 0.7169% 4/15/47 (e)(o)	3,009,023	2,473
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	194,000	146,525
Series 2014-C26 Class D, 4.0111% 1/15/48 (b)(e)	3,811,000	3,025,178
Series 2015-C30 Class XA, 0.5625% 7/15/48 (e)(o)	37,097,078	204,294
Series 2015-C32 Class C, 4.8046% 11/15/48 (e)	1,942,000	1,029,011
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.515% 12/15/49 (b)(e)	1,251,000	786,866
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2016-C4 Class A2, 2.8822% 12/15/49	3,040,167	2,795,837
Series 2016-C4:
Class C, 3.1696% 12/15/49 (c)(e)	603,000	392,894
Class D, 3.1696% 12/15/49 (b)(c)(e)	1,242,000	467,453
Series 2018-C8 Class D, 3.4174% 6/15/51 (b)(c)(e)	406,000	237,526
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	567,000	277,578
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)(c)	714,000	317,665
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP Class E, CME Term SOFR 1 Month Index + 2.200% 7.53% 7/15/36 (b)(e)(f)	1,029,000	989,963
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	1,569,000	1,354,690
Class D, 3.9089% 6/5/39 (b)(e)	876,000	717,567
Series 2011-C3:
Class E, 5.7098% 2/15/46 (b)(e)	1,156,000	438,759
Class G, 4.409% 2/15/46 (b)(e)	368,000	39,283
Class H, 4.409% 2/15/46 (b)(e)	828,000	60,286
Class J, 4.409% 2/15/46 (b)(c)(e)	106,000	712
Series 2012-CBX:
Class E, 4.8315% 6/15/45 (b)(e)	1,534,831	1,317,805
Class F, 4% 6/15/45 (b)(c)	1,124,000	425,247
Class G 4% 6/15/45 (b)(c)	1,233,000	330,855
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (e)	1,025,000	684,700
Class D, 4.2992% 4/15/46 (c)(e)	1,638,000	714,168
Class F, 3.25% 4/15/46 (b)(e)	1,851,000	178,233
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)(e)	945,000	2,367
Class E, 3.9314% 6/10/27 (b)(c)(e)	1,519,000	3,705
Series 2018-AON Class F, 4.767% 7/5/31 (b)(e)	743,000	152,307
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	8,593,000	7,477,650
Class CFX, 4.9498% 7/5/33 (b)	2,322,000	1,765,190
Class DFX, 5.3503% 7/5/33 (b)	4,241,000	3,011,969
Class EFX, 5.3635% 7/5/33 (b)(e)	4,886,000	3,225,749
Class XAFX, 1.2948% 7/5/33 (b)(e)(o)	35,039,000	946,253
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(e)	1,690,000	1,350,231
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)(c)	723,000	396,802
Class FFX, 4.6254% 1/16/37 (b)(c)	1,145,000	405,490
Class GFX, 4.6882% 1/16/37 (b)(c)(e)	441,000	112,252
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, CME Term SOFR 1 Month Index + 2.190% 7.519% 5/15/36 (b)(e)(f)	3,938,000	3,819,860
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3875% 8/15/38 (b)(e)(f)	1,970,757	1,780,731
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	2,924,026	2,724,179
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(e)(f)	41,422,000	40,564,229
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (b)(e)(f)	24,765,000	23,988,469
Class C, CME Term SOFR 1 Month Index + 2.090% 7.416% 5/15/39 (b)(e)(f)	13,877,000	13,424,477
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8648% 5/15/39 (b)(e)(f)	12,332,000	11,605,940
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(e)(f)	23,384,860	22,797,023
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3175% 3/15/38 (b)(e)(f)	6,599,662	6,408,883
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5375% 3/15/38 (b)(e)(f)	4,152,066	4,000,736
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8375% 3/15/38 (b)(e)(f)	5,774,950	5,528,191
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 3/15/38 (b)(e)(f)	5,045,586	4,791,958
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7875% 3/15/38 (b)(e)(f)	2,510,506	2,359,875
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3875% 3/15/38 (b)(e)(f)	3,573,096	3,373,910
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (b)(e)	819,000	237,510
MED Trust floater Series 2021-MDLN:
Class F, CME Term SOFR 1 Month Index + 4.110% 9.4375% 11/15/38 (b)(e)(f)	1,911,825	1,811,066
Class G, CME Term SOFR 1 Month Index + 5.360% 10.6875% 11/15/38 (b)(e)(f)	4,500,402	4,231,258
Merit floater Series 2021-STOR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(e)(f)	3,100,000	3,039,652
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 7/15/38 (b)(e)(f)	560,000	541,540
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6375% 7/15/38 (b)(e)(f)	5,039,000	4,766,922
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1875% 7/15/38 (b)(e)(f)	1,378,000	1,304,919
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3875% 7/15/38 (b)(e)(f)	1,281,000	1,205,698
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (b)(c)(e)	707,000	383,543
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0384% 4/15/38 (b)(e)(f)	2,234,273	2,160,009
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6384% 4/15/38 (b)(e)(f)	4,443,639	4,243,002
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5821% 1/15/27 (b)(e)(f)	346,413	326,298
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2804% 1/15/27 (b)(e)(f)	1,033,770	970,531
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	867,000	851,089
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (b)(e)	475,000	192,605
Class E, 3.5926% 2/10/42 (b)(e)	349,000	115,679
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	698,000	385,398
Series 2012-C6 Class D, 4.5725% 11/15/45 (b)(e)	1,469,000	1,183,867
Series 2012-C6, Class F, 4.5725% 11/15/45 (b)(c)(e)	693,000	379,418
Series 2013-C12 Class D, 4.8433% 10/15/46 (b)(e)	1,299,000	1,076,643
Series 2013-C13:
Class D, 5.0003% 11/15/46 (b)(e)	1,747,000	1,589,770
Class E, 5.0003% 11/15/46 (b)(e)	785,081	679,095
Series 2013-C7 Class C, 4.1906% 2/15/46 (e)	178,580	160,722
Series 2013-C9:
Class C, 3.8577% 5/15/46 (e)	920,000	670,220
Class D, 3.9457% 5/15/46 (b)(e)	1,700,000	1,154,300
Class E, 3.9457% 5/15/46 (b)(e)	722,000	424,897
Series 2014-C17 Class XA, 1.1815% 8/15/47 (e)(o)	43,197,828	80,214
Series 2015-C25 Class XA, 1.1788% 10/15/48 (e)(o)	24,600,337	289,662
Series 2016-C30 Class C, 4.2234% 9/15/49 (e)	266,000	196,017
Series 2016-C31 Class C, 4.4009% 11/15/49 (e)	603,000	454,711
Series 2016-C32 Class C, 4.4133% 12/15/49 (e)	415,000	336,543
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	947,000	644,258
Morgan Stanley Capital I Trust:
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	3,580,000	3,280,365
Series 2018-L1 Class A3, 4.139% 10/15/51	5,038,740	4,698,774
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	32,166,000	29,399,566
Series 2021-L5 Class A4, 2.728% 5/15/54	3,345,000	2,734,038
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(e)	964,649	881,357
Class F, 5.385% 6/15/44 (b)(c)(e)	748,000	300,887
Class XB, 0.5028% 6/15/44 (b)(e)(o)	2,531,320	8,661
Series 2011-C3:
Class E, 5.1089% 7/15/49 (b)(e)	424,097	392,920
Class F, 5.1089% 7/15/49 (b)(e)	332,000	280,280
Class G, 5.1089% 7/15/49 (b)(c)(e)	1,123,200	798,591
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(e)	179,694	160,825
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(e)	418,000	264,422
Class F, 4.4382% 9/9/32 (b)(e)	734,000	287,059
Series 2015-MS1:
Class C, 4.1571% 5/15/48 (e)	468,000	400,304
Class D, 4.1571% 5/15/48 (b)(e)	1,371,000	755,598
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)	1,456,000	601,892
Class D, 4.0127% 11/15/49 (c)(e)	603,000	336,308
Series 2017-H1:
Class C, 4.281% 6/15/50	1,421,000	1,147,592
Class D, 2.546% 6/15/50 (b)	3,406,000	2,154,881
Series 2017-HR2 Class D, 2.73% 12/15/50	1,009,000	727,284
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	7,207,798
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(e)	1,711,000	1,035,734
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(e)	4,445,000	3,909,627
Class C, 3.283% 11/10/36 (b)(e)	4,265,000	3,630,812
Series 2020-CNP Class D, 2.5085% 4/5/42 (b)(e)	462,000	277,146
Series 2020-HR8 Class D, 2.5% 7/15/53 (b)	756,000	388,036
Series 2020-L4, Class C, 3.536% 2/15/53	205,000	136,085
Series 2021-L6 Class XA, 1.325% 6/15/54 (e)(o)	26,544,875	1,471,550
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(e)	311,000	196,883
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/56	1,625,000	1,631,304
Class C, 6.9055% 5/15/56 (e)	1,083,000	958,692
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.1199% 6/15/35 (b)(c)(e)(f)	128,000	6,497
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(e)	307,000	141,093
Series 2019-10K:
Class E, 4.2724% 5/15/39 (b)(e)	1,321,000	1,015,067
Class F, 4.2724% 5/15/39 (b)(e)	1,374,000	1,008,834
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (b)(c)(e)	735,000	543,766
Class AMZ3, 3.6167% 1/15/37 (b)(c)(e)	336,000	218,718
NYT Mortgage Trust floater Series 2019-NYT Class F, CME Term SOFR 1 Month Index + 3.040% 8.37% 12/15/35 (b)(c)(e)(f)	1,385,000	692,466
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(e)(f)	16,193,000	16,192,989
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(e)(f)	9,757,000	9,735,387
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0077% 10/15/28 (b)(e)(f)	4,123,000	4,115,232
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7535% 10/15/28 (b)(e)(f)	1,751,000	1,747,609
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8355% 10/15/36 (b)(e)(f)	610,293	573,510
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7835% 10/15/36 (b)(e)(f)	646,503	615,195
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7875% 7/15/38 (b)(e)(f)	986,000	773,957
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4375% 7/15/38 (b)(c)(e)(f)	280,000	207,764
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (b)	3,045,000	2,356,736
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, CME Term SOFR 1 Month Index + 1.910% 7.2456% 12/15/37 (b)(e)(f)	8,051,000	7,846,660
Class C, CME Term SOFR 1 Month Index + 2.460% 7.798% 12/15/37 (b)(e)(f)	3,150,000	3,011,887
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.898% 12/15/37 (b)(e)(f)	1,761,333	1,756,109
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	800,415	806,109
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(e)	1,360,000	993,849
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(e)	2,364,000	1,994,700
Class G, 3.8518% 3/15/37 (b)(e)	860,000	717,317
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.023% 1/15/39 (b)(e)(f)	2,039,000	1,905,980
Class F, CME Term SOFR 1 Month Index + 3.350% 8.673% 1/15/39 (b)(e)(f)	800,000	731,757
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (b)(e)	1,113,000	660,886
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3229% 2/15/39 (b)(e)(f)	7,618,000	7,159,273
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9729% 2/15/39 (b)(e)(f)	3,962,000	3,683,678
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.014% 7/15/36 (b)(e)(f)	4,344,000	4,248,524
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7033% 10/15/38 (b)(e)(f)	1,487,000	1,384,871
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(e)(f)	29,791,000	29,238,803
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(e)(f)	17,063,000	16,701,819
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7664% 11/15/38 (b)(e)(f)	10,597,000	10,278,971
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0156% 11/15/38 (b)(e)(f)	6,964,000	6,749,860
Class E, CME Term SOFR 1 Month Index + 2.140% 7.4642% 11/15/38 (b)(e)(f)	2,289,000	2,231,542
Class F, CME Term SOFR 1 Month Index + 2.730% 8.0623% 11/15/38 (b)(e)(f)	2,429,000	2,297,928
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4112% 11/15/38 (b)(e)(f)	4,308,000	4,090,966
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.405% 11/15/36 (b)(e)(f)	1,090,000	1,036,027
Class J, CME Term SOFR 1 Month Index + 4.020% 9.353% 11/15/36 (b)(e)(f)	3,205,000	3,072,697
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0536% 10/15/34 (b)(e)(f)	798,000	750,190
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.34% 11/15/36 (b)(e)(f)	2,268,000	2,164,309
Class F, CME Term SOFR 1 Month Index + 3.660% 8.988% 11/15/36 (b)(e)(f)	1,567,000	1,477,836
Class G, CME Term SOFR 1 Month Index + 4.310% 9.637% 11/15/36 (b)(e)(f)	525,000	492,883
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/41 (b)(e)	185,000	111,035
TPGI Trust floater Series 2021-DGWD:
Class E, CME Term SOFR 1 Month Index + 2.460% 7.7945% 6/15/26 (b)(e)(f)	1,964,800	1,863,629
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2945% 6/15/26 (b)(e)(f)	367,200	353,962
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	2,499,000	2,443,589
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,000,000	1,832,156
Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)(e)	433,256	334,041
Class F, 5% 5/10/45 (b)(c)(e)	762,700	30,508
Series 2017-C7 Class XA, 1.1539% 12/15/50 (e)(o)	45,250,304	1,369,890
Series 2018-C8 Class C, 4.8405% 2/15/51 (e)	336,000	269,237
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(e)	746,000	593,645
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (b)(e)	110,000	91,892
Class E, 4.3793% 6/10/30 (b)(c)(e)	849,000	591,475
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4375% 7/15/39 (b)(e)(f)	315,000	136,616
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3375% 7/15/39 (b)(e)(f)	1,383,000	738,177
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	25,554,000	19,822,935
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,600,000	1,243,342
Class X, 0.5162% 10/10/42 (b)(e)(o)	35,000,000	833,651
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9456% 1/18/37 (b)(e)(f)	4,431,000	4,199,170
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(e)(f)	17,572,000	17,042,181
Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9375% 2/15/40 (b)(e)(f)	310,400	277,314
Class E, CME Term SOFR 1 Month Index + 3.760% 9.0875% 2/15/40 (b)(e)(f)	220,800	194,314
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	1,034,000	565,714
Series 2020-C58 Class A4, 2.092% 7/15/53	2,055,000	1,618,616
Series 2021-C61:
Class A4, 2.658% 11/15/54	1,095,000	880,123
Class ASB, 2.525% 11/15/54	1,500,000	1,299,631
Series 20XX-C60 Class A4, 2.342% 8/15/54	2,113,000	1,677,520
Series 2015-C31 Class XA, 1.1032% 11/15/48 (e)(o)	19,947,290	272,247
Series 2015-NXS4 Class D, 3.841% 12/15/48 (e)	861,000	722,634
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	240,045
Class D, 3% 8/15/49 (b)(c)	487,000	152,037
Series 2016-C34 Class XA, 2.2283% 6/15/49 (e)(o)	16,418,569	496,038
Series 2016-LC25 Class C, 4.4779% 12/15/59 (e)	575,000	482,344
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	1,337,000	965,444
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	322,849
Series 2018-C44 Class D, 3% 5/15/51 (b)(c)	2,676,000	1,586,877
Series 2018-C46 Class XA, 1.0822% 8/15/51 (e)(o)	42,545,045	984,382
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	6,322,391
Series 2019-C49 Class C, 4.866% 3/15/52 (e)	2,887,000	2,435,573
Wells Fargo Commercial Mtg Trust 3.514% 10/15/52	1,142,000	912,674
Wells Fargo Commercial Mtg Trust 2019-C sequential payer Series 2019-C51 Class ASB, 3.16% 6/15/52	2,482,000	2,323,048
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	372,000	8,498
Series 2011-C3 Class D, 6.0497% 3/15/44 (b)(e)	439,833	132,610
Series 2011-C4:
Class D, 5.1447% 6/15/44 (b)(e)	474,000	377,259
Class E, 5.1447% 6/15/44 (b)(e)	335,432	229,725
Series 2013-C11:
Class D, 4.1891% 3/15/45 (b)(e)	801,251	588,662
Class E, 4.1891% 3/15/45 (b)(c)(e)	1,774,872	968,244
Series 2013-C13 Class D, 4.1788% 5/15/45 (b)(c)(e)	560,704	459,777
Series 2013-C16 Class D, 4.8064% 9/15/46 (b)(e)	153,890	135,423
Series 2014-C21 Class XA, 1.1387% 8/15/47 (e)(o)	42,370,405	224,279
Series 2014-C24 Class XA, 0.9805% 11/15/47 (e)(o)	17,488,811	70,060
Series 2014-LC14 Class XA, 1.3053% 3/15/47 (e)(o)	13,752,640	391
WFCM:
Series 2022-C62:
Class C, 4.351% 4/15/55 (e)	1,923,000	1,371,702
Class D, 2.5% 4/15/55 (b)	1,365,000	613,806
Series 2022-C62, Class A4, 4% 4/15/55	1,461,000	1,295,997
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(e)	348,000	32,177
Class F, 3.7154% 11/10/36 (b)(e)	1,960,000	103,228
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(e)	528,000	437,542
Class PR2, 3.6332% 6/5/35 (b)(e)	1,378,000	1,094,500
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,999,776,619)		1,878,056,240

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		880,000	852,775
Angola Republic:
8.25% 5/9/28 (b)		1,370,000	1,212,450
8.75% 4/14/32 (b)		795,000	662,583
9.375% 5/8/48 (b)		580,000	445,150
9.5% 11/12/25 (b)		2,245,000	2,184,666
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		45,000	28,125
7.5% 1/31/27 (b)		2,427,000	1,880,925
7.5% 2/16/61 (b)		1,925,000	1,039,500
7.6003% 3/1/29 (b)		1,065,000	741,506
7.903% 2/21/48 (b)		1,141,000	624,698
8.5% 1/31/47 (b)		1,586,000	902,038
8.7002% 3/1/49 (b)		1,420,000	809,400
Argentine Republic:
0.75% 7/9/30 (g)		16,860,686	6,238,454
1% 7/9/29		1,948,999	704,563
3.5% 7/9/41 (g)		3,050,000	994,300
3.625% 7/9/35 (g)		9,948,323	3,208,334
4.25% 1/9/38 (g)		5,332,281	1,951,615
Bahamian Republic 6% 11/21/28 (b)		835,000	701,400
Bahrain Kingdom 5.625% 5/18/34 (b)		490,000	427,525
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		530,000	516,286
6.25% 10/31/28 (b)		500,000	518,594
Barbados Government 6.5% 10/1/29 (b)		1,530,000	1,434,650
Bermuda Government:
2.375% 8/20/30 (b)		185,000	150,960
3.375% 8/20/50 (b)		430,000	266,269
3.717% 1/25/27 (b)		1,720,000	1,627,533
4.75% 2/15/29 (b)		965,000	926,979
5% 7/15/32 (b)		490,000	457,709
Brazilian Federative Republic:
3.875% 6/12/30		2,310,000	2,059,434
6% 10/20/33		950,000	922,925
7.125% 1/20/37		1,550,000	1,609,675
8.25% 1/20/34		2,809,000	3,151,951
Buenos Aires Province 6.375% 9/1/37 (b)(g)		1,745,000	641,288
Chilean Republic:
2.45% 1/31/31		3,505,000	2,954,715
2.75% 1/31/27		790,000	733,910
3.1% 1/22/61		2,425,000	1,480,463
3.5% 1/31/34		520,000	445,120
4% 1/31/52		455,000	347,848
4.34% 3/7/42		665,000	559,598
5.33% 1/5/54		1,440,000	1,341,576
Colombian Republic:
3% 1/30/30		2,720,000	2,177,360
3.125% 4/15/31		1,455,000	1,121,805
3.25% 4/22/32		745,000	559,309
4.125% 5/15/51		600,000	359,400
5% 6/15/45		3,110,000	2,192,550
5.2% 5/15/49		1,660,000	1,170,300
6.125% 1/18/41		105,000	87,203
7.375% 9/18/37		380,000	366,320
7.5% 2/2/34		630,000	628,740
8% 4/20/33		1,040,000	1,078,480
8% 11/14/35		905,000	933,055
8.75% 11/14/53		855,000	906,300
Costa Rican Republic:
5.625% 4/30/43 (b)		680,000	585,160
6.125% 2/19/31 (b)		1,255,000	1,250,608
6.55% 4/3/34 (b)		575,000	577,976
7% 4/4/44 (b)		350,000	349,300
7.3% 11/13/54 (b)		895,000	911,110
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		635,000	318,364
6.825% (b)(d)		795,000	404,012
7.55% (b)(d)		615,000	306,799
7.85% (b)(d)		1,345,000	670,967
Dominican Republic:
4.5% 1/30/30 (b)		1,355,000	1,191,723
4.875% 9/23/32 (b)		2,060,000	1,772,239
5.875% 1/30/60 (b)		1,035,000	828,704
5.95% 1/25/27 (b)		1,181,000	1,159,152
6% 7/19/28 (b)		1,011,000	983,895
6.4% 6/5/49 (b)		425,000	372,513
6.5% 2/15/48 (b)		635,000	562,928
6.85% 1/27/45 (b)		1,143,000	1,056,132
6.875% 1/29/26 (b)		2,522,000	2,530,146
7.05% 2/3/31 (b)		1,020,000	1,025,192
7.45% 4/30/44 (b)		794,000	782,090
Ecuador Republic:
3.5% 7/31/35 (b)(g)		1,850,000	647,685
6% 7/31/30 (b)(g)		3,355,000	1,543,300
El Salvador Republic:
6.375% 1/18/27 (b)		195,000	164,383
7.1246% 1/20/50 (b)		750,000	500,288
7.625% 2/1/41 (b)		230,000	162,546
Emirate of Abu Dhabi:
3% 9/15/51 (b)		1,220,000	794,525
3.125% 9/30/49 (b)		5,230,000	3,519,790
3.875% 4/16/50 (b)		18,995,000	14,626,150
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		2,450,000	1,737,203
5.25% 1/30/43 (Reg. S)		890,000	809,900
Export Credit Bank of Turkey 9% 1/28/27 (b)		880,000	896,225
Gabonese Republic 7% 11/24/31 (b)		1,245,000	974,213
Georgia Republic 2.75% 4/22/26 (b)		1,280,000	1,161,600
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	15,400,000	15,920,229
0% 10/9/26 (Reg. S)	EUR	23,000,000	23,288,022
0% 5/15/35 (Reg. S) (k)(l)	EUR	22,300,000	18,177,733
1% 5/15/38(Reg. S)	EUR	2,545,000	2,221,034
2.1% 11/15/29(Reg. S)	EUR	6,220,000	6,674,600
2.6% 8/15/33(Reg. S)	EUR	1,500,000	1,652,519
Ghana Republic:
7.75% (b)(d)		700,000	302,750
8.627% (b)(d)		525,000	221,156
10.75% 10/14/30 (b)		1,600,000	996,000
Guatemalan Republic:
4.875% 2/13/28 (b)		305,000	284,958
4.9% 6/1/30 (b)		590,000	540,543
6.125% 6/1/50 (b)		615,000	525,887
6.6% 6/13/36 (b)		645,000	621,535
Hungarian Republic:
2.125% 9/22/31 (b)		530,000	407,438
3.125% 9/21/51 (b)		960,000	584,400
5.25% 6/16/29 (b)		755,000	737,541
5.5% 6/16/34 (b)		1,745,000	1,670,838
6.125% 5/22/28 (b)		610,000	619,592
6.25% 9/22/32 (b)		615,000	627,300
6.75% 9/25/52 (b)		430,000	436,880
Indonesian Republic:
3.2% 9/23/61		930,000	599,952
3.5% 2/14/50		1,165,000	846,209
3.85% 10/15/30		855,000	792,038
4.1% 4/24/28		1,305,000	1,254,575
4.2% 10/15/50		44,910,000	36,662,728
4.35% 1/11/48		1,225,000	1,039,854
4.4% 6/6/27 (b)		890,000	870,500
5.125% 1/15/45 (b)		2,740,000	2,612,891
5.25% 1/17/42 (b)		660,000	646,873
5.95% 1/8/46 (b)		985,000	1,027,133
6.75% 1/15/44 (b)		690,000	783,226
7.75% 1/17/38 (b)		2,648,000	3,230,851
8.5% 10/12/35 (b)		2,680,000	3,390,495
Islamic Republic of Pakistan:
6% 4/8/26 (b)		1,770,000	1,212,645
6.875% 12/5/27 (b)		740,000	482,058
Israeli State 3.375% 1/15/50		1,960,000	1,294,870
Ivory Coast:
6.125% 6/15/33 (b)		2,490,000	2,197,425
6.375% 3/3/28 (b)		2,920,000	2,804,660
Jamaican Government:
6.75% 4/28/28		495,000	522,968
7.875% 7/28/45		430,000	503,100
Jordanian Kingdom:
4.95% 7/7/25 (b)		1,535,000	1,485,113
7.375% 10/10/47 (b)		290,000	250,850
7.5% 1/13/29 (b)		355,000	351,450
7.75% 1/15/28 (b)		825,000	833,250
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		1,835,000	1,451,944
3.25% 10/22/30 (b)		10,790,000	9,630,075
3.45% 2/2/61 (b)		3,085,000	1,943,550
3.625% 3/4/28 (b)		785,000	744,769
3.75% 1/21/55 (b)		1,250,000	856,250
4.5% 10/26/46 (b)		1,665,000	1,348,650
4.5% 4/22/60 (b)		7,675,000	6,015,281
4.625% 10/4/47 (b)		1,355,000	1,114,488
5% 1/18/53 (b)		1,010,000	862,288
Lebanese Republic:
5.8% (d)		1,814,000	99,095
6.375% (d)		1,956,000	107,971
Mongolia Government 7.875% 6/5/29 (b)		245,000	245,147
Moroccan Kingdom 6.5% 9/8/33 (b)		1,385,000	1,400,581
Panamanian Republic:
2.252% 9/29/32		1,065,000	744,893
3.298% 1/19/33		1,135,000	858,968
3.87% 7/23/60		1,530,000	858,713
4.5% 5/15/47		645,000	431,505
4.5% 4/16/50		2,015,000	1,307,735
6.4% 2/14/35		1,335,000	1,248,425
6.853% 3/28/54		525,000	463,838
Peruvian Republic:
2.783% 1/23/31		1,535,000	1,292,470
3% 1/15/34		1,130,000	907,390
3.3% 3/11/41		1,285,000	935,737
Philippine Republic:
2.65% 12/10/45		1,055,000	680,591
2.95% 5/5/45		430,000	294,597
5% 7/17/33		570,000	563,377
5.5% 1/17/48		505,000	496,849
5.609% 4/13/33		825,000	848,810
5.95% 10/13/47		1,320,000	1,372,945
Polish Government:
5.5% 4/4/53		585,000	561,664
5.75% 11/16/32		1,150,000	1,191,860
Provincia de Cordoba:
6.875% 12/10/25 (b)		1,517,907	1,381,296
6.99% 6/1/27 (b)		1,110,721	873,204
Republic of Armenia 3.6% 2/2/31 (b)		830,000	646,570
Republic of Honduras 6.25% 1/19/27 (b)		315,000	295,628
Republic of Kenya:
6.3% 1/23/34 (b)		605,000	449,591
6.875% 6/24/24 (b)		495,000	477,675
7% 5/22/27 (b)		735,000	663,338
7.25% 2/28/28 (b)		290,000	249,763
8% 5/22/32 (b)		350,000	294,875
Republic of Nigeria:
6.125% 9/28/28 (b)		2,730,000	2,313,675
6.5% 11/28/27 (b)		600,000	531,000
7.143% 2/23/30 (b)		1,650,000	1,404,563
7.625% 11/21/25 (b)		1,505,000	1,467,375
7.696% 2/23/38 (b)		760,000	574,750
Republic of Paraguay:
2.739% 1/29/33 (b)		595,000	465,040
4.95% 4/28/31 (b)		1,525,000	1,438,106
5.4% 3/30/50 (b)		530,000	433,270
Republic of Senegal 6.25% 5/23/33 (b)		940,000	779,025
Republic of Serbia 2.125% 12/1/30 (b)		2,510,000	1,923,288
Republic of Uzbekistan:
3.7% 11/25/30 (b)		725,000	578,550
3.9% 10/19/31 (b)		1,045,000	823,460
Republic of Zambia 8.97% (b)(d)		985,000	595,925
Romanian Republic:
3% 2/27/27 (b)		776,000	708,100
3% 2/14/31 (b)		2,111,000	1,715,188
3.625% 3/27/32 (b)		1,206,000	999,473
4% 2/14/51 (b)		1,215,000	804,938
6.625% 2/17/28 (b)		610,000	621,438
7.125% 1/17/33 (b)		350,000	363,125
Rwanda Republic 5.5% 8/9/31 (b)		1,450,000	1,123,750
South African Republic:
4.85% 9/27/27		760,000	723,900
4.85% 9/30/29		620,000	554,125
5% 10/12/46		1,065,000	710,888
5.65% 9/27/47		760,000	548,150
5.75% 9/30/49		1,705,000	1,236,125
5.875% 4/20/32		1,065,000	955,252
State of Qatar:
3.75% 4/16/30 (b)		3,905,000	3,699,988
4.4% 4/16/50 (b)		32,665,000	27,368,370
4.625% 6/2/46 (b)		2,035,000	1,781,897
4.817% 3/14/49 (b)		1,980,000	1,761,062
5.103% 4/23/48 (b)		2,400,000	2,218,500
9.75% 6/15/30 (b)		722,000	921,453
Sultanate of Oman:
5.625% 1/17/28 (b)		3,575,000	3,570,889
6% 8/1/29 (b)		1,185,000	1,200,257
6.25% 1/25/31 (b)		895,000	916,592
6.5% 3/8/47 (b)		325,000	311,188
6.75% 1/17/48 (b)		3,039,000	2,954,516
7% 1/25/51 (b)		185,000	186,156
Turkish Republic:
4.25% 4/14/26		2,845,000	2,663,631
4.75% 1/26/26		2,780,000	2,644,475
4.875% 10/9/26		1,840,000	1,726,748
4.875% 4/16/43		2,105,000	1,381,406
5.125% 2/17/28		1,395,000	1,278,169
5.25% 3/13/30		505,000	436,825
5.75% 5/11/47		1,443,000	1,019,119
6% 3/25/27		440,000	421,850
6% 1/14/41		1,230,000	944,025
6.125% 10/24/28		945,000	889,481
6.625% 2/17/45		1,020,000	810,900
9.125% 7/13/30		1,120,000	1,171,800
9.375% 3/14/29		1,385,000	1,466,369
9.375% 1/19/33		2,745,000	2,916,563
9.875% 1/15/28		3,115,000	3,344,731
Ukraine Government:
6.876% 5/21/31 (b)		455,000	106,243
7.253% 3/15/35 (b)		1,570,000	374,053
7.375% 9/25/34 (b)		780,000	185,445
7.75% 9/1/24 (b)		2,254,000	705,502
7.75% 9/1/25 (b)		2,985,000	876,098
7.75% 9/1/26 (b)		3,955,000	1,099,886
7.75% 9/1/28 (b)		575,000	159,304
7.75% 9/1/29 (b)		270,000	74,642
7.75% 8/1/41 (b)(e)		975,000	420,674
United Kingdom, Great Britain and Northern Ireland 1% 4/22/24(Reg. S)	GBP	8,710,000	10,822,619
United Mexican States:
2.659% 5/24/31		1,235,000	1,008,995
3.25% 4/16/30		1,660,000	1,456,650
3.5% 2/12/34		1,565,000	1,272,345
3.75% 1/11/28		1,515,000	1,431,675
3.75% 4/19/71		2,225,000	1,379,500
3.771% 5/24/61		800,000	504,800
4.5% 4/22/29		905,000	867,895
4.875% 5/19/33		895,000	829,665
5.75% 10/12/2110		2,265,000	1,882,215
6.05% 1/11/40		1,810,000	1,734,885
6.338% 5/4/53		860,000	817,860
6.35% 2/9/35		1,240,000	1,250,540
Uruguay Republic:
5.1% 6/18/50		1,810,000	1,696,875
5.75% 10/28/34		880,000	920,040
Venezuelan Republic:
9.25% (d)		7,846,000	1,511,924
11.95% (Reg. S) (d)		1,641,700	318,072
12.75% (d)		350,400	59,139
Vietnamese Socialist Republic 5.5% 3/12/28		3,323,100	3,171,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $494,835,643)			424,272,775

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 6/17/27	EUR	300,000	295,206
0% 1/14/31 (Reg. S)	EUR	3,200,000	2,829,369
3% 11/15/28 (Reg. S)	EUR	5,500,000	6,010,062
4.5% 10/15/25	EUR	1,400,000	1,562,001
European Union:
0% 10/4/28 (Reg. S)	EUR	1,000,000	947,535
2.75% 10/5/26 (Reg. S)	EUR	8,700,000	9,416,199
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $20,641,084)			21,060,372

Common Stocks - 0.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
New Cineworld Ltd. (c)	109,610	2,192,200
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(s)	1	0
TOTAL COMMUNICATION SERVICES		2,192,200
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (s)	22,300	1,847,332
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)(s)	65,301	1,094,445
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(s)	518	0
TOTAL CONSUMER DISCRETIONARY		2,941,777
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	111,144	5,691,684
California Resources Corp. warrants 10/27/24 (s)	6,440	104,972
Chesapeake Energy Corp.	91,908	7,381,131
Chesapeake Energy Corp. (h)(s)	619	49,712
EP Energy Corp. (c)(s)	6,556	11,080
Exxon Mobil Corp.	22,714	2,333,636
Mesquite Energy, Inc. (c)(s)	113,725	9,117,343
New Fortress Energy, Inc.	122,600	4,717,648
Nostrum Oil & Gas LP warrants (c)(s)	124,189	1
		29,407,207
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)	8,987	775,219
Carnelian Point Holdings LP warrants (c)(s)	1,766	5,157
Lime Tree Bay Ltd. (c)(s)	809	41,413
		821,789
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (s)	47,600	3,507,168
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	16,400	1,964,720
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(s)	83,132	505,443
TNT Crane & Rigging LLC warrants 10/31/25 (c)(s)	3,648	36
		505,479
TOTAL INDUSTRIALS		2,470,199
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (s)	60,100	2,211,079
IT Services - 0.1%
GTT Communications, Inc. (c)	80,353	2,608,258
TOTAL INFORMATION TECHNOLOGY		4,819,337
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(s)	88,700	3,494,780
TOTAL COMMON STOCKS (Cost $34,238,342)		49,654,457

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	494,291

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)	5,145	2,659,708

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (e)	66,700	1,564,115
Arbor Realty Trust, Inc. Series F, 6.25% (e)	40,700	772,893
Dynex Capital, Inc. Series C 6.90% (e)	20,200	471,266
Franklin BSP Realty Trust, Inc. 7.50%	34,000	667,420
MFA Financial, Inc. Series B, 7.50%	24,975	499,500
		3,975,194
TOTAL FINANCIALS		6,634,902

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	1,166	15,531
Series C, 6.50%	26,075	314,204
DiamondRock Hospitality Co. 8.25%	12,600	325,962
National Storage Affiliates Trust Series A, 6.00%	12,600	295,470
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	663,404
Spirit Realty Capital, Inc. Series A, 6.00%	18,100	430,056
		2,044,627
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	509,438
Series I, 7.15%	30,500	659,105
		1,168,543
TOTAL REAL ESTATE		3,213,170

TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,848,072
TOTAL PREFERRED STOCKS (Cost $9,265,627)		10,342,363

Bank Loan Obligations - 5.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8939% 8/15/28 (e)(f)(t)	18,130,057	15,444,633
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (e)(f)(t)	6,193,584	5,195,860
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (e)(f)(t)	3,586,000	2,328,211
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8484% 12/12/26 (e)(f)(t)	1,159,611	1,156,526
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 10/8/27 (e)(f)(t)	10,482,927	10,256,915
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4484% 12/30/27 (e)(f)(t)	3,107,095	2,679,869
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1157% 8/1/29 (e)(f)(t)	6,184,454	5,411,398
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6984% 9/21/27 (e)(f)(t)	4,344,500	4,065,713
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4628% 3/9/27 (e)(f)(t)	13,769,224	11,736,886
CME Term SOFR 1 Month Index + 4.320% 9.6734% 3/9/27 (e)(f)(t)	1,058,875	900,923
		59,176,934
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0401% 2/10/27 (e)(f)(t)	8,135,375	7,098,115
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9628% 9/1/27 (e)(f)(t)	1,296,000	1,267,916
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9628% 9/1/27 (e)(f)(t)	3,520,000	3,434,922
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.3811% 7/31/28 (e)(f)(t)	620,590	631,842
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8/31/30 (f)(t)(u)	1,395,000	1,388,904
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 8/5/28 (e)(f)(t)	2,070,267	2,034,038
		15,855,737
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1759% 10/28/27 (e)(f)(t)	3,434,886	3,357,601
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3939% 10/31/27 (e)(f)(t)	1,704,614	1,625,776
Century DE Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.39% 10/30/30 (e)(f)(t)	2,726,000	2,722,593
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1331% 2/1/27 (e)(f)(t)	15,484,312	15,449,163
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.7927% 1/31/28 (e)(f)(t)	6,532,000	6,436,502
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5427% 10/15/29 (e)(f)(t)	1,415,000	1,398,289
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9374% 4/15/27 (e)(f)(t)	4,050,603	3,785,410
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8229% 1/18/28 (e)(f)(t)	7,842,772	7,543,806
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4201% 8/24/26 (e)(f)(t)	4,540,543	3,275,684
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (d)(e)(f)(t)	17,220,968	365,946
DIRECTV Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6447% 8/2/27 (e)(f)(t)	2,480,635	2,437,423
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4201% 12/1/28 (e)(f)(t)	7,642,661	7,528,021
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2927% 9/25/28 (e)(f)(t)	960,000	955,200
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 9/19/26 (e)(f)(t)	3,717,523	3,714,029
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6517% 8/14/26 (e)(f)(t)	669,832	670,388
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 6/24/29 (e)(f)(t)	1,209,688	1,207,425
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7128% 3/24/26 (e)(f)(t)	3,531,518	3,525,338
CME Term SOFR 1 Month Index + 3.250% 8.7128% 1/31/29 (e)(f)(t)	4,763,678	4,713,660
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9374% 1/31/28 (e)(f)(t)	3,841,000	3,776,510
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (e)(f)(t)	4,580,000	4,512,033
		79,000,797
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6846% 4/27/27 (e)(f)(t)	2,468,750	2,478,008
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4346% 4/27/27 (e)(f)(t)	1,358,322	1,365,114
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 7.2% 4/11/25 (e)(f)(t)	909,647	910,338
		4,753,460
TOTAL COMMUNICATION SERVICES		158,786,928
CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 3/5/28 (e)(f)(t)	2,730,623	2,578,910
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 4/20/30 (e)(f)(t)	4,685,000	4,688,514
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0796% 6/30/28 (e)(f)(t)	2,105,000	2,078,688
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4348% 12/22/28 (e)(f)(t)	1,440,000	1,377,000
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8944% 12/17/28 (e)(f)(t)	4,078,941	2,892,214
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1984% 1/26/29 (e)(f)(t)	1,211,550	1,090,395
		14,705,721
Automobiles - 0.0%
Bombardier Recreational Products, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4484% 5/23/27 (e)(f)(t)	1,278,472	1,260,101
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0984% 12/13/29 (e)(f)(t)	2,979,956	2,964,312
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9467% 6/3/28 (e)(f)(t)	6,587,432	6,277,625
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3901% 4/20/30 (e)(f)(t)	3,872,112	3,865,646
		14,367,684
Broadline Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (e)(f)(t)	64,506,911	63,896,676
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9901% 12/17/26 (e)(f)(t)	9,104,110	8,351,109
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9258% 11/8/27 (e)(f)(t)	3,421,543	3,424,759
		75,672,544
Distributors - 0.1%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3484% 12/23/28 (e)(f)(t)	4,019,925	4,004,850
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 12/10/28 (e)(f)(t)	7,198,061	7,197,197
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 1/6/28 (e)(f)(t)	1,228,496	1,200,854
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8196% 8/1/30 (e)(f)(t)	3,890,000	3,895,407
		16,298,308
Diversified Consumer Services - 0.2%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/30/28 (f)(t)(u)	7,020,000	6,949,800
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3998% 7/30/26 (e)(f)(t)	4,594,742	4,599,659
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3901% 6/12/30 (e)(f)(t)	12,110,000	12,119,083
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1282% 8/11/28 (e)(f)(t)	2,250,000	2,250,563
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1555% 1/15/27 (e)(f)(t)	2,039,783	1,981,772
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (e)(f)(t)	25,236,272	21,833,917
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (e)(t)	250,000	112,500
		49,847,294
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6797% 2/7/29 (e)(f)(t)	4,171,268	3,952,277
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 8/17/28 (e)(f)(t)	4,287,286	4,287,286
Aramark Services, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 6/22/30 (e)(f)(t)	2,245,429	2,244,486
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 1/15/27 (e)(f)(t)	2,289,288	2,282,145
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 11/24/28 (e)(f)(t)	2,410,633	2,411,646
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4295% 9/9/26 (e)(f)(t)	1,092,516	1,085,011
Burger King Worldwide, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5984% 9/21/30 (e)(f)(t)	4,479,649	4,459,357
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 1/26/30 (e)(f)(t)	17,412,500	17,407,625
Carnival Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3213% 8/8/27 (e)(f)(t)	3,685,763	3,661,178
CME Term SOFR 1 Month Index + 3.250% 8.7128% 10/18/28 (e)(f)(t)	5,756,915	5,720,934
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4553% 7/21/28 (e)(f)(t)	19,585,304	19,389,451
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6491% 9/18/26 (e)(f)(t)	12,236,183	11,695,711
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.25% 6/29/29 (e)(f)(t)	2,987,999	2,987,521
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5984% 1/15/30 (e)(f)(t)	6,040,000	6,041,872
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.731% 9/8/24 (e)(f)(t)	794,000	727,503
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.731% 3/8/24 (e)(f)(t)	4,436,773	4,302,561
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 1/27/29 (e)(f)(t)	28,625,845	28,400,560
Flutter Financing B.V. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 11/18/30 (f)(t)(u)	5,756,000	5,727,220
CME Term SOFR 1 Month Index + 3.250% 8.9017% 7/4/28 (e)(f)(t)	2,217,600	2,218,354
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 12/1/28 (e)(f)(t)	1,495,488	1,493,618
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9484% 11/30/29 (e)(f)(t)	5,192,886	5,198,754
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1972% 5/26/30 (e)(f)(t)	4,443,863	4,436,441
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 8.9901% 10/31/29 (e)(f)(t)	3,113,641	3,116,225
Tranche B4 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 2.250% 7.9901% 3/16/27 (e)(f)(t)	1,857,250	1,858,420
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 8/27/28 (e)(f)(t)	1,347,500	1,345,816
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2128% 8/2/28 (e)(f)(t)	13,781,793	13,764,566
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4429% 11/8/30 (e)(f)(t)	2,008,852	2,009,937
J&J Ventures Gaming LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9.7128% 4/26/28 (e)(f)(t)	605,714	583,000
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (f)(t)(u)	1,091,000	1,050,088
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.6113% 1/15/26 (e)(f)(t)	1,595,000	1,595,000
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 8/1/30 (e)(f)(t)	1,735,000	1,738,262
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.9077% 6/23/26 (e)(f)(t)	1,783,938	1,623,383
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1517% 10/20/28 (e)(f)(t)	1,488,527	1,468,521
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 5/29/26 (e)(f)(t)	2,297,125	2,295,563
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.783% 3/1/26 (e)(f)(t)	899,842	854,661
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5795% 1/5/29 (e)(f)(t)	2,980,916	2,982,526
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 4/1/29 (e)(f)(t)	2,170,376	2,127,315
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4223% 4/14/29 (e)(f)(t)	3,368,591	3,369,197
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.9143% 4/4/29 (e)(f)(t)	7,407,265	7,364,303
Stars Group Holdings BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/21/26 (e)(f)(t)	0	0
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6984% 2/7/27 (e)(f)(t)	5,941,419	5,936,012
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 3 Month Index + 8.750% 12.6517% 2/28/25 (e)(f)(t)	3,665,541	3,531,419
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (e)(f)(t)	8,755,222	7,835,924
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.1448% 12/30/27 (e)(f)(t)	500,000	350,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.1448% 12/30/26 (e)(f)(t)	751,750	702,886
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 8/3/28 (e)(f)(t)	6,848,025	6,840,903
		214,475,438
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (e)(f)(t)	6,390,789	6,330,907
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0027% 10/21/28 (e)(f)(t)	1,792,700	1,398,306
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 10/30/27 (e)(f)(t)	2,154,316	1,839,635
		9,568,848
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 3/9/30 (e)(f)(t)	5,129,225	5,113,222
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1846% 11/6/27 (e)(f)(t)	3,110,367	3,112,326
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6841% 7/24/28 (e)(f)(t)	1,764,000	612,443
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.245% 4/18/29 (e)(f)(t)	902,738	903,640
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4553% 4/1/28 (e)(f)(t)	1,466,250	1,080,626
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3912% 7/7/28 (e)(f)(t)	2,295,283	181,718
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (e)(f)(t)	12,409,127	11,915,864
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6908% 6/30/27 (e)(f)(t)	1,683,393	1,582,390
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.9017% 3/4/28 (e)(f)(t)	2,888,138	2,726,893
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1908% 2/8/28 (e)(f)(t)	1,040,000	832,000
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7128% 4/16/28 (e)(f)(t)	3,968,940	3,923,178
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3972% 12/21/27 (e)(f)(t)	2,721,629	2,204,519
		29,075,597
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 10/7/27 (e)(f)(t)	1,449,118	1,420,440
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5325% 2/19/29 (e)(f)(t)	5,382,365	5,393,829
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7128% 11/23/28 (e)(f)(t)	1,460,000	1,423,500
		8,237,769
TOTAL CONSUMER DISCRETIONARY		437,362,425
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7401% 1/24/29 (e)(f)(t)	390,000	364,712
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4901% 1/24/30 (e)(f)(t)	1,370,000	1,088,301
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9017% 3/31/28 (e)(f)(t)	12,466,282	12,248,122
		13,701,135
Consumer Staples Distribution & Retail - 0.0%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2128% 10/1/26 (e)(f)(t)	172,000	129,860
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3488% 2/3/29 (e)(f)(t)	1,895,078	1,899,815
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.2401% 8/1/29 (e)(f)(t)	4,401,460	4,392,657
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.1448% 11/20/27 (e)(f)(t)	3,805,329	684,959
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2236% 1/31/28 (e)(f)(t)	3,410,000	3,302,380
		10,409,671
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 10/23/27 (e)(f)(t)	4,099,081	4,100,352
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7035% 5/16/29 (e)(f)(t)	6,830,022	6,736,110
		10,836,462
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 5/17/28 (e)(f)(t)	3,763,200	3,592,915
TOTAL CONSUMER STAPLES		38,540,183
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1942% 11/14/26 (e)(f)(t)	1,383,515	1,383,224
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8998% 10/31/28 (e)(f)(t)	1,863,264	1,860,357
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9901% 6/4/28 (e)(f)(t)	12,994,790	13,015,971
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 11/19/29 (e)(f)(t)	5,125,817	5,114,182
EG America LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9345% 2/7/28 (e)(f)(t)	5,673,184	5,424,982
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.6645% 2/7/28 (c)(e)(f)(t)	1,000,000	957,500
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (e)(f)(t)	2,382,263	2,281,016
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9628% 9/29/28 (e)(f)(t)	6,451,690	6,457,948
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 10/5/28 (e)(f)(t)	4,005,453	3,992,114
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.6517% 2/15/24 (e)(f)(t)	4,511,954	4,070,414
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(d)(f)(t)	2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(d)(f)(t)	907,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (e)(f)(t)	10,785,000	10,353,600
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7382% 2/14/30 (e)(f)(t)	1,886,647	1,881,138
		56,792,446
FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9628% 2/13/27 (e)(f)(t)	1,859,064	1,856,740
CME Term SOFR 1 Month Index + 3.500% 8.9628% 2/13/27 (e)(f)(t)	1,848,514	1,846,979
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 2/13/27 (e)(f)(t)	2,633,400	2,634,717
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 1/27/27 (e)(f)(t)	1,283,800	1,280,385
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 1/26/29 (e)(f)(t)	2,144,625	2,143,853
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 7/25/30 (e)(f)(t)	7,223,300	7,219,399
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6412% 4/21/28 (e)(f)(t)	1,960,000	1,948,573
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9241% 8/9/30 (e)(f)(t)	5,472,613	5,382,697
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 12/1/28 (e)(f)(t)	1,291,988	1,289,158
		25,602,501
Financial Services - 0.2%
Agellan Portfolio 9% 8/7/25 (c)(t)	424,000	424,000
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/22/30 (f)(t)(u)	4,845,000	4,566,413
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3832% 6/27/29 (e)(f)(t)	1,408,053	1,409,222
Focus Financial Partners LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5984% 6/30/28 (e)(f)(t)	4,799,974	4,796,374
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 1/26/28 (e)(f)(t)	2,174,048	2,180,157
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (f)(t)(u)	15,065,000	15,046,169
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5729% 6/15/30 (e)(f)(t)	773,063	773,063
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3229% 1/9/24 (c)(e)(f)(t)	6,198,931	5,826,995
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1984% 3/27/29 (e)(f)(t)	3,210,000	3,132,414
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6984% 11/1/29 (e)(f)(t)	1,555,000	1,501,555
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 11/8/26 (e)(f)(t)	1,828,205	1,806,212
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 3/24/27 (e)(f)(t)	1,280,000	1,277,606
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8846% 1/21/27 (c)(e)(f)(t)	1,493,996	1,493,996
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1984% 11/16/26 (e)(f)(t)	2,856,026	2,852,741
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7128% 12/1/28 (e)(f)(t)	1,885,375	1,884,734
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% (c)(d)(f)(t)	5,457,455	818,618
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4484% 12/16/28 (e)(f)(t)	820,875	816,771
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.9028% 2/9/27 (e)(f)(t)	3,492,028	3,466,921
CME Term SOFR 1 Month Index + 5.500% 10.9028% 2/15/27 (e)(f)(t)	995,000	985,050
		55,059,011
Insurance - 0.3%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (e)(f)(t)	13,347,190	13,216,521
CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (e)(f)(t)	4,881,482	4,867,228
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8882% 11/6/30 (e)(f)(t)	7,695,532	7,671,522
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9628% 11/5/27 (e)(f)(t)	5,622,595	5,624,732
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 11/6/27 (e)(f)(t)	2,903,250	2,905,079
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.7128% 2/19/28 (e)(f)(t)	5,264,663	5,255,555
CME Term SOFR 1 Month Index + 2.750% 8.2128% 2/19/28 (e)(f)(t)	1,320,025	1,321,675
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4484% 2/28/28 (e)(f)(t)	2,628,413	2,632,250
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4484% 8/19/28 (e)(f)(t)	4,386,709	4,297,132
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 8/19/28 (e)(f)(t)	6,158,801	6,051,022
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7128% 1/31/28 (e)(f)(t)	10,425,000	9,334,128
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7128% 1/20/29 (e)(f)(t)	4,919,000	4,343,477
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 12/23/26 (e)(f)(t)	16,751,985	16,507,071
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 7/31/27 (e)(f)(t)	3,693,724	3,608,547
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.6619% 7/1/30 (e)(f)(t)	17,930,759	17,997,282
CME Term SOFR 3 Month Index + 4.000% 9.3653% 11/10/29 (e)(f)(t)	1,687,250	1,691,637
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4484% 9/1/27 (e)(f)(t)	3,644,917	3,644,917
USI, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1401% 11/22/29 (e)(f)(t)	6,926,431	6,919,227
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.64% 9/14/30 (e)(f)(t)	1,275,000	1,272,450
CME Term SOFR 1 Month Index + 3.250% 8.6401% 9/29/30 (e)(f)(t)	125,000	124,668
		119,286,120
TOTAL FINANCIALS		199,947,632
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6984% 11/6/27 (e)(f)(t)	2,692,555	2,691,559
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3367% 3/31/29 (e)(f)(t)	1,898,806	1,856,880
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 8.0401% 1/6/29 (e)(f)(t)	2,339,375	2,324,099
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 5/4/28 (e)(f)(t)	6,425,829	6,426,986
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3968% 10/19/27 (e)(f)(t)	586,994	559,846
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4628% 10/23/28 (e)(f)(t)	13,941,366	13,939,554
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1517% 11/30/27 (e)(f)(t)	3,765,000	3,749,827
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 3/31/27 (e)(f)(t)	1,632,425	1,435,179
Vetstrategy Canada Holdings In Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11/16/28 (f)(t)(u)	4,215,000	4,180,774
		37,164,704
Health Care Providers & Services - 0.2%
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 8/24/28 (e)(f)(t)	2,642,857	2,632,947
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (e)(f)(t)	4,404,206	1,820,390
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5712% 2/12/28 (e)(f)(t)	2,993,863	2,989,282
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 1/8/27 (e)(f)(t)	3,388,515	3,326,675
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (e)(f)(t)	25,810,823	24,842,917
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.43% 10/29/27 (e)(f)(t)	1,085,703	1,071,231
CME Term SOFR 3 Month Index + 5.000% 10.45% 10/29/27 (e)(f)(t)	597,561	591,090
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.43% 10/29/27 (e)(f)(t)	137,382	135,551
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (e)(f)(t)	6,665,639	6,675,370
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 8/31/26 (e)(f)(t)	2,686,918	2,611,201
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.7128% 8/30/27 (e)(f)(t)	810,000	723,597
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 11/15/28 (e)(f)(t)	7,278,493	7,268,667
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2053% 8/31/26 (e)(f)(t)	3,032,814	3,032,450
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9346% 10/1/29 (e)(f)(t)	565,000	494,375
		58,215,743
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5984% 2/15/29 (e)(f)(t)	15,953,461	15,643,326
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 9/30/26 (e)(f)(t)	4,670,569	4,670,102
		20,313,428
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (e)(f)(t)	1,660,748	1,663,173
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1701% 8/1/27 (e)(f)(t)	8,321,722	8,182,000
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 5/5/28 (e)(f)(t)	8,378,652	8,390,299
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4358% 6/2/28 (e)(f)(t)	6,955,930	6,938,540
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6984% 4/20/29 (e)(f)(t)	2,388,313	2,379,356
		25,890,195
TOTAL HEALTH CARE		143,247,243
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6448% 12/31/27 (e)(f)(t)	1,834,674	1,825,115
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 8/24/28 (e)(f)(t)	13,893,463	13,896,520
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 2/22/27 (e)(f)(t)	2,398,017	2,399,144
		18,120,779
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4832% 11/23/29 (c)(e)(f)(t)	1,525,000	1,483,825
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 3/17/30 (e)(f)(t)	1,190,575	1,166,168
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.5401% 3/24/28 (c)(e)(f)(t)	1,837,025	1,710,270
		4,360,263
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (e)(f)(t)	14,150,643	11,674,280
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 1/3/29 (e)(f)(t)	2,971,141	2,975,390
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 5/13/29 (e)(f)(t)	584,746	585,115
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3484% 5/31/30 (e)(f)(t)	4,846,376	4,848,509
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7911% 1/24/29 (e)(f)(t)	3,124,822	3,120,916
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (e)(f)(t)	16,467,371	15,882,120
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1984% 2/28/27 (e)(f)(t)	477,830	478,528
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 4/29/29 (e)(f)(t)	6,628,636	6,484,994
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6993% 9/22/28 (e)(f)(t)	1,896,274	1,896,274
		47,946,126
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4484% 12/20/29 (e)(f)(t)	690,000	692,160
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 12/21/28 (e)(f)(t)	10,502,314	10,517,332
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4484% 12/21/28 (e)(f)(t)	10,201,416	10,231,204
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.2128% 3/19/26 (e)(f)(t)	3,440,668	3,391,914
All-Star Bidco AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (e)(f)(t)	1,481,987	1,465,315
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (e)(f)(t)	2,215,538	2,193,382
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1984% 5/14/28 (e)(f)(t)	7,190,944	6,999,161
CME Term SOFR 1 Month Index + 4.750% 10.0984% 5/14/28 (e)(f)(t)	1,280,000	1,262,400
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9291% 7/9/28 (e)(f)(t)	4,190,406	4,185,168
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7128% 6/30/28 (e)(f)(t)	2,347,286	2,276,868
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (e)(f)(t)	9,065,000	8,843,451
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4628% 10/8/28 (e)(f)(t)	992,325	995,342
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2832% 5/3/29 (e)(f)(t)	2,715,625	2,664,707
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8241% 11/30/28 (e)(f)(t)	1,878,184	1,868,493
CME Term SOFR 1 Month Index + 3.000% 8.3324% 11/30/28 (e)(f)(t)	3,218,605	3,212,972
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8241% 11/30/28 (e)(f)(t)	142,830	142,093
CME Term SOFR 1 Month Index + 3.000% 8.3212% 11/30/28 (e)(f)(t)	241,395	240,973
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2332% 8/1/26 (e)(f)(t)	4,293,541	4,295,087
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 10/19/28 (e)(f)(t)	3,037,077	3,040,235
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 10/21/28 (e)(f)(t)	612,500	611,312
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 10/13/30 (e)(f)(t)	3,710,000	3,711,150
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.7128% 4/21/27 (e)(f)(t)	2,809,852	2,434,034
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6993% 6/21/28 (e)(f)(t)	6,373,396	6,277,031
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3311% 2/15/29 (e)(f)(t)	4,849,948	4,826,911
CME Term SOFR 1 Month Index + 4.000% 9.4628% 1/23/27 (e)(f)(t)	3,539,189	3,527,687
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.2128% 1/31/28 (e)(f)(t)	2,880,000	2,851,200
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.2567% 10/11/28 (e)(f)(t)	999,963	891,467
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (e)(f)(t)	11,586,763	10,375,019
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6282% 7/25/30 (e)(f)(t)	3,706,787	3,710,086
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/25/30 (f)(t)(v)	348,213	348,523
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6296% 8/14/26 (e)(f)(t)	2,210,000	2,087,654
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4484% 8/4/28 (e)(f)(t)	7,216,247	7,214,732
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (e)(f)(t)	5,565,729	5,062,031
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 7/8/28 (e)(f)(t)	1,974,825	1,790,515
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9628% 12/10/26 (e)(f)(t)	2,243,233	2,243,233
SuperMoose Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2901% 8/29/25 (e)(f)(t)	2,438,794	2,313,806
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.4734% 3/23/27 (e)(f)(t)	1,347,598	1,368,229
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 11/3/29 (e)(f)(t)	1,626,345	1,624,816
		131,787,693
Construction & Engineering - 0.1%
Breakwater Energy Partners, LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(e)(f)(t)	4,852,093	4,718,660
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.7128% 1/23/27 (e)(f)(t)	4,010,970	4,009,967
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 6/4/28 (e)(f)(t)	6,999,294	6,901,934
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.24% 2/16/28 (e)(f)(t)	1,367,304	1,365,307
		16,995,868
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9926% 10/8/27 (e)(f)(t)	2,624,739	2,625,842
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.9274% 10/14/27 (e)(f)(t)	4,709,563	4,676,596
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1841% 3/2/27 (e)(f)(t)	4,555,885	4,559,894
		11,862,332
Ground Transportation - 0.0%
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 3/16/29 (e)(f)(t)	1,571,075	1,572,379
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (e)(f)(t)	3,618,750	3,619,691
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1594% 3/3/30 (e)(f)(t)	7,181,225	7,194,726
		12,386,796
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4628% 7/22/29 (e)(f)(t)	2,476,000	2,473,054
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6696% 3/17/30 (e)(f)(t)	4,720,593	4,704,874
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8269% 9/28/28 (e)(f)(t)	2,370,924	2,370,426
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.4064% 4/16/25 (c)(e)(f)(t)	841,400	782,502
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.3811% 7/31/27 (e)(f)(t)	2,069,613	2,067,461
		12,398,317
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4274% 4/20/28 (e)(f)(t)	7,914,600	8,023,426
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1393% 8/11/28 (e)(f)(t)	2,715,625	2,710,302
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/29/29 (f)(t)(u)	2,195,000	2,179,920
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7979% 7/2/27 (e)(f)(t)	3,941,250	4,057,990
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1658% 10/20/27 (e)(f)(t)	3,852,000	3,932,430
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2074% 4/21/28 (e)(f)(t)	6,562,951	6,555,469
		27,459,537
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 2/4/28 (e)(f)(t)	4,524,989	4,528,654
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.2128% 2/7/26 (e)(f)(t)	1,150,000	1,146,884
CME Term SOFR 1 Month Index + 3.750% 9.0984% 12/30/28 (e)(f)(t)	653,633	649,006
CHG Healthcare Services, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7128% 9/30/28 (e)(f)(t)	1,423,339	1,417,831
CME Term SOFR 1 Month Index + 3.750% 9.1448% 9/30/28 (e)(f)(t)	500,000	498,855
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 6/2/28 (e)(f)(t)	14,784,778	13,851,563
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.4071% 7/19/28 (e)(f)(t)	3,842,813	3,108,836
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1332% 4/29/29 (e)(f)(t)	3,078,150	2,844,734
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 2/24/28 (e)(f)(t)	1,872,823	1,874,228
Sitel Worldwide Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 8/27/28 (e)(f)(t)	2,266,221	2,160,842
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 8/27/25 (e)(f)(t)	6,300,394	6,299,071
		38,380,504
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1713% 4/6/28 (e)(f)(t)	3,079,557	2,997,949
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.3958% 5/7/29 (e)(f)(t)	575,000	469,585
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6517% 7/26/28 (e)(f)(t)	2,934,549	2,742,424
		6,209,958
TOTAL INDUSTRIALS		327,908,173
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 8/10/25 (e)(f)(t)	5,553,411	3,662,475
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3311% 10/24/30 (e)(f)(t)	1,114,400	1,115,236
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.1643% 10/6/29 (e)(f)(t)	1,662,406	1,523,878
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7128% 9/25/26 (e)(f)(t)	7,510,431	5,746,831
		12,048,420
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 7/1/29 (e)(f)(t)	4,389,530	4,384,044
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.2128% 3/31/29 (e)(f)(t)	600,000	537,750
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 3/31/28 (e)(f)(t)	2,570,910	2,514,145
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4628% 8/10/27 (e)(f)(t)	3,144,375	3,144,375
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0701% 5/30/30 (e)(f)(t)	2,706,263	2,706,263
		13,286,577
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 2/16/28 (e)(f)(t)	2,547,135	2,522,734
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 9/7/28 (e)(f)(t)	1,493,400	1,489,667
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 12/4/27 (e)(f)(t)	750,000	736,875
Camelot Finance SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 10/31/26 (e)(f)(t)	6,307,860	6,311,014
Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 10/31/26 (e)(f)(t)	2,661,209	2,661,209
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6874% 2/10/28 (e)(f)(t)	1,905,594	1,824,606
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8484% 11/9/29 (e)(f)(t)	2,915,883	2,919,236
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (e)(f)(t)	3,382,343	2,130,876
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7401% 8/19/28 (e)(f)(t)	2,920,463	2,888,834
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2401% 3/26/28 (e)(f)(t)	4,243,186	4,209,071
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4484% 11/10/27 (e)(f)(t)	699,895	689,249
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 2/1/28 (e)(f)(t)	16,601,040	16,485,496
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0984% 8/31/28 (e)(f)(t)	1,893,189	1,894,079
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4484% 1/13/29 (e)(f)(t)	4,094,600	4,080,269
		50,843,215
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8901% 7/6/29 (e)(f)(t)	3,100,041	3,103,482
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8227% 8/17/29 (e)(f)(t)	4,562,039	4,548,718
		7,652,200
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 11.14% 3/10/27 (e)(f)(t)	2,004,734	1,969,651
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8901% 9/19/26 (e)(f)(t)	3,910,350	3,922,589
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.100% 8.4484% 8/15/30 (e)(f)(t)	5,994,627	5,993,667
Aptean, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 4/23/26 (e)(f)(t)	2,345,098	2,338,251
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1984% 12/10/29 (e)(f)(t)	3,100,000	2,639,991
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 12/10/28 (e)(f)(t)	13,339,818	13,019,262
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (e)(f)(t)	3,876,041	1,356,614
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4062% 7/6/29 (e)(f)(t)	5,038,161	5,039,068
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 3/30/29 (e)(f)(t)	11,111,212	10,627,430
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 9/30/28 (e)(f)(t)	5,330,882	5,198,942
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 10/16/26 (e)(f)(t)	11,263,682	11,119,056
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3484% 2/19/29 (e)(f)(t)	2,493,409	2,249,254
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(e)(f)(t)	84,212	82,864
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 7/31/27 (e)(f)(t)	1,000,000	1,005,630
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 7/31/27 (e)(f)(t)	3,397,605	3,402,769
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(e)(f)(t)	3,605,788	3,548,096
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 3/3/28 (e)(f)(t)	2,218,528	2,195,877
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4484% 9/12/29 (e)(f)(t)	8,163,567	8,138,505
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 12/1/27 (e)(f)(t)	4,133,125	4,134,985
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7401% 7/18/30 (e)(f)(t)	835,000	828,913
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1701% 3/1/29 (e)(f)(t)	10,122,788	9,976,413
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 5/3/28 (e)(f)(t)	16,430,889	15,894,585
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5984% 2/23/29 (e)(f)(t)	2,065,000	1,853,338
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1984% 1/31/30 (e)(f)(t)	8,267,111	8,275,378
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 6/2/28 (e)(f)(t)	17,383,793	16,897,047
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0929% 10/26/30 (e)(f)(t)	5,200,000	5,108,168
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 8/31/28 (e)(f)(t)	8,298,552	8,231,583
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1865% 2/15/28 (e)(f)(t)	7,328,214	2,988,519
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 4/22/28 (e)(f)(t)	4,698,604	4,578,226
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 9/30/28 (e)(f)(t)	3,343,841	3,207,780
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 4/7/30 (e)(f)(t)	6,220,000	6,205,134
Roper Industrial Products Investment Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8901% 11/22/29 (e)(f)(t)	2,177,575	2,177,989
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 10/7/27 (e)(f)(t)	612,250	610,340
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9484% 10/7/27 (e)(f)(t)	6,417,920	6,419,910
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 4/16/25 (e)(f)(t)	2,016,460	2,016,380
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 4/16/25 (e)(f)(t)	1,904,171	1,904,095
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 4/16/25 (e)(f)(t)	6,245,929	6,245,929
Ukg, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9882% 5/4/26 (e)(f)(t)	1,920,188	1,924,988
CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (e)(f)(t)	4,193,685	4,193,685
CME Term SOFR 3 Month Index + 3.750% 9.2332% 5/4/26 (e)(f)(t)	4,665,559	4,675,263
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (e)(f)(t)	6,093,000	6,089,222
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4628% 9/1/25 (e)(f)(t)	4,329,259	3,387,646
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6984% 2/28/27 (e)(f)(t)	4,348,564	4,337,692
		216,010,724
TOTAL INFORMATION TECHNOLOGY		299,841,136
MATERIALS - 0.4%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9484% 9/30/28 (e)(f)(t)	5,451,348	5,269,328
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4484% 9/22/29 (c)(e)(f)(t)	675,000	605,813
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 11/24/27 (e)(f)(t)	1,786,500	1,753,003
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1984% 11/24/28 (e)(f)(t)	935,000	865,109
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4484% 11/24/27 (e)(f)(t)	3,124,231	3,073,463
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8902% 8/29/29 (e)(f)(t)	958,273	959,298
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 5/27/29 (e)(f)(t)	1,718,250	1,662,407
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 7/7/28 (e)(f)(t)	1,005,000	999,975
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5701% 11/1/30 (e)(f)(t)	2,920,000	2,907,824
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (e)(f)(t)	11,028,027	10,501,439
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3144% 5/27/28 (e)(f)(t)	2,228,331	2,057,619
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (e)(f)(t)	6,410,915	5,958,560
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8859% 3/15/30 (e)(f)(t)	1,320,000	1,069,200
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 2/10/30 (e)(f)(t)	1,256,850	1,244,872
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 3/1/30 (e)(f)(t)	1,296,750	1,252,985
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 4/2/29 (e)(f)(t)	4,946,880	4,804,657
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.93% 4/10/30 (e)(f)(t)	3,072,300	3,079,981
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5401% 1/3/29 (e)(f)(t)	1,435,795	938,048
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.3096% 12/1/26 (e)(f)(t)	1,164,263	1,044,343
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.3901% 11/9/28 (e)(f)(t)	5,270,000	5,273,953
CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (e)(f)(t)	6,357,521	6,307,169
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4227% 4/3/28 (e)(f)(t)	1,645,875	1,632,840
CME Term SOFR 1 Month Index + 4.000% 9.4671% 4/3/28 (e)(f)(t)	4,420,626	4,383,316
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8484% 8/18/28 (e)(f)(t)	7,464,429	7,366,496
U.S. Coatings Acquisition, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8901% 12/20/29 (e)(f)(t)	1,090,430	1,092,131
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 9/22/28 (e)(f)(t)	1,797,556	1,789,467
		77,893,296
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7643% 8/3/30 (e)(f)(t)	945,000	943,583
Smyrna Ready Mix LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 4/1/29 (e)(f)(t)	1,647,758	1,647,758
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 3/27/28 (e)(f)(t)	3,341,386	3,349,038
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0984% 10/19/27 (e)(f)(t)	1,491,938	1,490,416
		7,430,795
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 3/3/28 (e)(f)(t)	4,740,029	4,629,586
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5867% 3/11/28 (e)(f)(t)	558,484	547,895
CME Term SOFR 3 Month Index + 3.750% 9.1945% 3/11/28 (e)(f)(t)	7,129,085	7,050,024
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1858% 7/1/29 (e)(f)(t)	3,402,076	3,389,658
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1984% 12/20/26 (e)(f)(t)	3,358,200	3,354,707
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 12/1/27 (e)(f)(t)	3,743,705	3,726,559
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.6234% 4/13/29 (e)(f)(t)	16,592,399	16,452,359
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 8/4/27 (e)(f)(t)	4,269,138	4,256,416
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (e)(f)(t)	3,232,324	2,975,774
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1984% 1/30/27 (e)(f)(t)	3,386,581	3,384,007
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 9/24/28 (e)(f)(t)	964,454	964,416
		50,731,401
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8484% 8/18/30 (e)(f)(t)	2,930,000	2,929,385
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1984% 3/23/30 (e)(f)(t)	2,012,097	2,011,775
		4,941,160
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6517% 2/4/28 (e)(f)(t)	2,272,401	2,223,544
TOTAL MATERIALS		143,220,196
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.2128% 8/21/25 (e)(f)(t)	73,800	73,616
CME Term SOFR 1 Month Index + 3.250% 8.6984% 1/31/30 (e)(f)(t)	752,856	728,389
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.147% 8/21/30 (e)(f)(t)	1,725,000	1,725,000
		2,527,005
UTILITIES - 0.1%
Electric Utilities - 0.1%
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.1498% 12/15/27 (e)(f)(t)	1,683,347	1,678,196
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 8/7/29 (e)(f)(t)	2,047,520	2,052,638
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 6/23/25 (e)(f)(t)	11,639,487	11,634,016
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1886% 12/31/25 (e)(f)(t)	5,027,303	5,027,957
		20,392,807
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 10.4017% 8/27/28 (e)(f)(t)	2,707,608	2,545,151
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 6/23/28 (e)(f)(t)	177,733	175,650
TOTAL UTILITIES		23,113,608
TOTAL BANK LOAN OBLIGATIONS (Cost $1,884,637,717)		1,831,286,975

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (e)	8,844,000	8,212,253
KeyBank NA 6.95% 2/1/28	1,259,000	1,234,934
Regions Bank 6.45% 6/26/37	15,683,000	15,136,369
TOTAL BANK NOTES (Cost $25,774,458)		24,583,556

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(j)		1,630,000	1,385,304
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.748% (Reg. S) (e)(j)	EUR	1,700,000	1,646,006
3.875% (Reg. S) (e)(j)	EUR	19,900,000	18,555,158
			20,201,164
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		2,363,000	2,333,463
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (e)(j)	EUR	9,250,000	8,676,638
TOTAL CONSUMER STAPLES			11,010,101
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (e)(f)(j)		18,452,000	17,527,745
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7798% (e)(f)(j)		2,700,000	2,417,348
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7513% (e)(f)(j)		5,648,000	5,375,505
			25,320,598
FINANCIALS - 0.2%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (e)(j)	EUR	3,600,000	3,810,839
Banco Do Brasil SA 6.25% (b)(e)(j)		1,545,000	1,464,166
Banco Mercantil del Norte SA:
6.75% (b)(e)(j)		1,465,000	1,426,178
7.625% (b)(e)(j)		1,833,000	1,704,690
Bank of America Corp.:
5.875% (e)(j)		3,830,000	3,504,525
6.25% (e)(j)		2,441,000	2,407,676
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.3354% (e)(f)(j)		2,133,000	1,892,493
4.9% (e)(j)		1,360,000	1,276,971
Barclays PLC:
5.875% (Reg. S) (e)(j)	GBP	2,950,000	3,542,671
7.125% (e)(j)	GBP	645,000	775,678
8.875% (e)(j)	GBP	1,600,000	1,941,648
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(e)		900,000	804,042
5.35% 11/12/29 (b)(e)		485,000	472,269
8.45% 6/29/38 (b)(e)		885,000	887,512
BNP Paribas SA 6.625% (Reg. S) (e)(j)		4,470,000	4,442,063
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(j)		1,251,000	1,223,243
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(j)		300,000	299,154
JPMorgan Chase & Co.:
4.6% (e)(j)		2,760,000	2,649,172
6.1% (e)(j)		4,697,000	4,672,609
Lloyds Banking Group PLC 5.125% (e)(j)	GBP	435,000	525,347
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(e)(j)		1,210,000	1,133,770
NBK Tier 1 Ltd. 3.625% (b)(e)(j)		635,000	556,022
Societe Generale 7.875% (Reg. S) (e)(j)		1,800,000	1,798,584
Tinkoff Credit Systems 6% (b)(c)(d)(e)(j)		715,000	35,750
Wells Fargo & Co. 5.9% (e)(j)		2,110,000	2,076,789
			45,323,861
Capital Markets - 0.0%
Charles Schwab Corp. 4% (e)(j)		2,455,000	1,853,832
Credit Suisse Group AG 7.5% (Reg. S) (d)(e)(j)		15,540,000	1,709,400
UBS Group AG 7% (Reg. S) (e)(j)		940,000	920,025
			4,483,257
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (e)(j)		3,166,000	2,228,336
4.7% (e)(j)		3,134,000	2,020,101
			4,248,437
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(j)		7,327,000	6,880,811
TOTAL FINANCIALS			60,936,366
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (e)(j)	GBP	1,540,000	1,679,765
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (e)(j)		2,000,000	1,968,750
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (e)		9,520,000	9,199,725
Air Lease Corp. 4.125% (e)(j)		4,242,000	3,127,447
Aircastle Ltd. 5.25% (b)(e)(j)		3,920,000	3,271,815
			15,598,987
TOTAL INDUSTRIALS			19,247,502
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(e)(j)		645,000	591,433
5.65% (b)(e)(j)		1,495,000	1,465,713
			2,057,146
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(e)(j)		2,260,000	2,109,032
9.125% (b)(e)(j)		1,475,000	1,537,688
			3,646,720
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (e)(j)	EUR	6,200,000	2,598,250
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (e)(f)(j)		13,000,000	5,726,500
Citycon Oyj 4.496% (Reg. S) (e)(j)	EUR	2,550,000	1,940,197
CPI Property Group SA 3.75% (Reg. S) (e)(j)	EUR	6,840,000	1,526,295
Grand City Properties SA 1.5% (Reg. S) (e)(j)	EUR	10,500,000	4,716,280
Heimstaden Bostad AB:
3.248% (Reg. S) (e)(j)	EUR	11,640,000	5,548,001
3.625% (Reg. S) (e)(j)	EUR	600,000	241,616
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(j)	EUR	5,240,000	807,364
			23,104,503
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (e)(j)		950,000	939,313
SSE PLC 3.74% (Reg. S) (e)(j)	GBP	3,300,000	3,868,835
			4,808,148
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (e)(j)	EUR	2,700,000	2,549,539
TOTAL UTILITIES			7,357,687
TOTAL PREFERRED SECURITIES (Cost $245,465,618)			174,267,091

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (w) (Cost $960,795,229)	960,659,052	960,851,184

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	30,400,000	1,552,455

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	30,400,000	863,703

TOTAL PURCHASED SWAPTIONS (Cost $2,473,952)			2,416,158

TOTAL INVESTMENT IN SECURITIES - 114.7% (Cost $39,941,890,406)	37,063,098,147
NET OTHER ASSETS (LIABILITIES) - (14.7)%	(4,749,048,039)
NET ASSETS - 100.0%	32,314,050,108

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(91,450,000)	(73,851,289)
2% 12/1/53	(51,050,000)	(41,225,897)
2% 12/1/53	(100,600,000)	(81,240,456)
2% 12/1/53	(75,300,000)	(60,809,208)
2% 12/1/53	(27,600,000)	(22,288,634)
2.5% 12/1/53	(87,700,000)	(73,282,287)
2.5% 12/1/53	(115,850,000)	(96,804,480)
3% 12/1/53	(121,500,000)	(105,228,052)
3% 12/1/53	(78,100,000)	(67,640,418)
3.5% 12/1/53	(37,900,000)	(33,898,063)
3.5% 12/1/53	(37,700,000)	(33,719,182)
5.5% 12/1/53	(28,300,000)	(28,115,408)
6.5% 12/1/53	(28,200,000)	(28,676,304)
6.5% 12/1/53	(14,000,000)	(14,236,463)

TOTAL GINNIE MAE		(761,016,141)

Uniform Mortgage Backed Securities
2% 12/1/53	(32,700,000)	(25,439,766)
2% 12/1/53	(312,250,000)	(242,922,538)
2% 12/1/53	(30,650,000)	(23,844,918)
2% 12/1/53	(102,650,000)	(79,859,082)
2% 12/1/53	(26,650,000)	(20,733,020)
2% 12/1/53	(23,500,000)	(18,282,401)
2% 12/1/53	(76,150,000)	(59,242,758)
2% 12/1/53	(35,150,000)	(27,345,804)
2% 12/1/53	(41,025,000)	(31,916,404)
2% 12/1/53	(62,425,000)	(48,565,058)
2% 12/1/53	(11,200,000)	(8,713,314)
2.5% 12/1/53	(104,750,000)	(84,953,916)
2.5% 12/1/53	(16,800,000)	(13,625,067)
3% 12/1/53	(259,250,000)	(218,863,802)
3% 12/1/53	(103,250,000)	(87,165,622)
3% 12/1/53	(38,550,000)	(32,544,646)
3% 12/1/53	(95,800,000)	(80,876,190)
3% 12/1/53	(9,750,000)	(8,231,136)
3% 12/1/53	(14,650,000)	(12,367,810)
3% 12/1/53	(87,775,000)	(74,101,332)
3% 12/1/53	(2,725,000)	(2,300,497)
3.5% 12/1/53	(9,300,000)	(8,161,838)
3.5% 12/1/53	(60,300,000)	(52,920,305)
3.5% 12/1/53	(68,400,000)	(60,029,003)
3.5% 12/1/53	(5,500,000)	(4,826,894)
3.5% 12/1/53	(9,000,000)	(7,898,553)
4% 12/1/53	(54,450,000)	(49,468,702)
4% 12/1/53	(5,300,000)	(4,815,135)
4.5% 12/1/53	(6,200,000)	(5,810,075)
4.5% 12/1/53	(11,100,000)	(10,401,909)
4.5% 12/1/53	(2,925,000)	(2,741,044)
5% 12/1/38	(13,800,000)	(13,449,610)
5% 12/1/38	(22,450,000)	(21,879,981)
5% 12/1/53	(12,025,000)	(11,583,918)
5% 12/1/53	(9,200,000)	(8,862,540)
5.5% 12/1/53	(25,200,000)	(24,847,603)
5.5% 12/1/53	(9,700,000)	(9,564,355)
5.5% 12/1/53	(23,800,000)	(23,467,181)
5.5% 12/1/53	(35,200,000)	(34,707,763)
5.5% 12/1/53	(9,000,000)	(8,874,144)
6.5% 12/1/53	(16,775,000)	(17,047,585)
6.5% 12/1/53	(23,600,000)	(23,983,488)
6.5% 12/1/53	(12,175,000)	(12,372,838)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,619,609,545)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,340,934,403)		(2,380,625,686)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 4.04%, expiring November 2033	11/16/28	84,000,000	(3,288,071)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	2,700,000	(116,408)

TOTAL PUT SWAPTIONS			(3,404,479)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay annually a fixed rate of 4.04%, expiring November 2033	11/16/28	84,000,000	(3,604,966)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	2,700,000	(100,291)

TOTAL CALL SWAPTIONS			(3,705,257)
TOTAL WRITTEN SWAPTIONS			(7,109,736)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	79	Dec 2023	5,880,748	(96,891)	(96,891)
Eurex Euro-Bobl Contracts (Germany)	10	Mar 2024	1,274,089	(1,443)	(1,443)
Eurex Euro-Bund Contracts (Germany)	30	Mar 2024	4,331,686	(4,845)	(4,845)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	110	Mar 2024	15,584,708	(74,293)	(74,293)
Eurex Euro-Schatz Contracts (Germany)	75	Mar 2024	8,636,023	5,300	5,300
TME 10 Year Canadian Note Contracts (Canada)	301	Mar 2024	26,565,282	198,759	198,759

TOTAL BOND INDEX CONTRACTS					26,587

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,441	Mar 2024	499,089,148	1,474,334	1,474,334
CBOT 5-Year U.S. Treasury Note Contracts (United States)	25,621	Mar 2024	2,737,643,883	12,691,426	12,691,426
CBOT Long Term U.S. Treasury Bond Contracts (United States)	236	Mar 2024	27,479,250	132,294	132,294
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	59	Mar 2024	7,257,000	85,598	85,598

TOTAL TREASURY CONTRACTS					14,383,652

TOTAL PURCHASED					14,410,239

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	146	Mar 2024	17,819,835	82,478	82,478

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,045	Mar 2024	444,128,359	(2,327,756)	(2,327,756)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,122	Mar 2024	119,887,453	(563,258)	(563,258)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	416	Mar 2024	48,438,000	(238,177)	(238,177)

TOTAL TREASURY CONTRACTS					(3,129,191)

TOTAL SOLD					(3,046,713)

TOTAL FUTURES CONTRACTS					11,363,526
The notional amount of futures purchased as a percentage of Net Assets is 10.2%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	221,193	CAD	300,000	JPMorgan Chase Bank, N.A.	12/04/23	109
AUD	103,000	USD	66,064	Brown Brothers Harriman & Co	12/08/23	2,003
CAD	1,021,000	USD	755,559	BNP Paribas S.A.	12/08/23	(3,082)
CAD	789,000	USD	573,748	BNP Paribas S.A.	12/08/23	7,745
CAD	404,000	USD	295,709	Brown Brothers Harriman & Co	12/08/23	2,039
CAD	432,000	USD	316,588	Canadian Imperial Bk. of Comm.	12/08/23	1,796
CAD	161,000	USD	116,250	HSBC Bank	12/08/23	2,407
EUR	425,000	USD	448,422	BNP Paribas S.A.	12/08/23	14,280
EUR	504,000	USD	538,479	Bank of America, N.A.	12/08/23	10,231
EUR	200,000	USD	211,972	Brown Brothers Harriman & Co	12/08/23	5,770
EUR	682,000	USD	740,512	Canadian Imperial Bk. of Comm.	12/08/23	1,989
EUR	403,000	USD	425,919	Citibank, N. A.	12/08/23	12,832
EUR	1,153,000	USD	1,254,287	Citibank, N. A.	12/08/23	997
EUR	437,000	USD	478,434	Goldman Sachs Bank USA	12/08/23	(2,667)
EUR	220,000	USD	241,087	HSBC Bank	12/08/23	(1,571)
EUR	500,000	USD	530,348	JPMorgan Chase Bank, N.A.	12/08/23	14,007
EUR	459,000	USD	487,953	JPMorgan Chase Bank, N.A.	12/08/23	11,766
EUR	954,000	USD	1,048,852	JPMorgan Chase Bank, N.A.	12/08/23	(10,222)
EUR	7,861,000	USD	8,342,250	Royal Bank of Canada	12/08/23	216,106
GBP	404,000	USD	491,971	BNP Paribas S.A.	12/08/23	18,079
GBP	817,000	USD	1,018,247	BNP Paribas S.A.	12/08/23	13,216
GBP	750,000	USD	929,538	Canadian Imperial Bk. of Comm.	12/08/23	17,337
GBP	466,000	USD	567,312	HSBC Bank	12/08/23	21,013
GBP	674,000	USD	822,913	JPMorgan Chase Bank, N.A.	12/08/23	28,013
GBP	825,000	USD	1,014,694	JPMorgan Chase Bank, N.A.	12/08/23	26,869
GBP	1,328,000	USD	1,621,314	State Street Bank and Trust Co	12/08/23	55,287
GBP	373,000	USD	452,680	State Street Bank and Trust Co	12/08/23	18,233
USD	299,203	AUD	465,000	HSBC Bank	12/08/23	(8,088)
USD	488,085	CAD	671,000	Bank of America, N.A.	12/08/23	(6,442)
USD	162,053	CAD	224,000	Brown Brothers Harriman & Co	12/08/23	(3,035)
USD	222,244	CAD	300,000	Goldman Sachs Bank USA	12/08/23	1,144
USD	718,560	CAD	973,000	HSBC Bank	12/08/23	1,459
USD	818,452	CAD	1,110,000	JPMorgan Chase Bank, N.A.	12/08/23	382
USD	252,930	CAD	339,000	JPMorgan Chase Bank, N.A.	12/08/23	3,087
USD	502,233	EUR	466,000	BNP Paribas S.A.	12/08/23	(5,107)
USD	516,870	EUR	482,000	BNP Paribas S.A.	12/08/23	(7,888)
USD	474,368	EUR	450,000	BNP Paribas S.A.	12/08/23	(15,552)
USD	463,961	EUR	432,000	BNP Paribas S.A.	12/08/23	(6,362)
USD	1,475,592	EUR	1,376,000	BNP Paribas S.A.	12/08/23	(22,474)
USD	366,265,131	EUR	340,237,000	Bank of America, N.A.	12/08/23	(4,154,612)
USD	1,009,050	EUR	954,000	Bank of America, N.A.	12/08/23	(29,580)
USD	770,908	EUR	705,000	Bank of America, N.A.	12/08/23	3,367
USD	473,218	EUR	449,000	Brown Brothers Harriman & Co	12/08/23	(15,613)
USD	7,755,410	EUR	7,110,000	Canadian Imperial Bk. of Comm.	12/08/23	14,676
USD	2,074,902	EUR	1,939,000	Canadian Imperial Bk. of Comm.	12/08/23	(36,108)
USD	1,221,282	EUR	1,157,000	JPMorgan Chase Bank, N.A.	12/08/23	(38,356)
USD	602,607	EUR	553,000	JPMorgan Chase Bank, N.A.	12/08/23	550
USD	1,812,811	GBP	1,435,000	BNP Paribas S.A.	12/08/23	1,122
USD	321,442	GBP	259,000	BNP Paribas S.A.	12/08/23	(5,545)
USD	303,455	GBP	250,000	Bank of America, N.A.	12/08/23	(12,170)
USD	47,926	GBP	39,000	Brown Brothers Harriman & Co	12/08/23	(1,311)
USD	294,436	GBP	239,000	Canadian Imperial Bk. of Comm.	12/08/23	(7,301)
USD	441,510	GBP	364,000	Goldman Sachs Bank USA	12/08/23	(18,040)
USD	521,800	GBP	430,000	HSBC Bank	12/08/23	(21,075)
USD	203,513,692	GBP	163,095,000	Royal Bank of Canada	12/08/23	(2,393,897)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(6,298,187)
Unrealized Appreciation						527,911
Unrealized Depreciation						(6,826,098)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,120,000	79,784	(66,400)	13,384
CMBX N.A. AAA Index Series 13		Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly		6,260,000	81,609	(105,327)	(23,718)
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,800,000	398,383	(514,878)	(116,495)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		2,650,000	752,042	(709,661)	42,381
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,820,000	402,810	(526,659)	(123,849)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,010,000	223,537	(281,174)	(57,637)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,400,000	309,853	(346,567)	(36,714)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,650,000	586,509	(653,555)	(67,046)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,200,000	486,913	(586,089)	(99,176)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		500,000	110,662	(116,881)	(6,219)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,410,000	312,067	(318,690)	(6,623)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,610,000	798,980	(821,926)	(22,946)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,230,000	493,553	(578,193)	(84,640)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,750,000	387,317	(425,345)	(38,028)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		510,000	112,875	(135,795)	(22,920)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,970,000	657,333	(868,598)	(211,265)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		4,910,000	1,086,701	(1,457,187)	(370,486)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,340,000	296,574	(380,029)	(83,455)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	265,589	(321,089)	(55,500)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	283,295	(392,361)	(109,066)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,990,000	440,435	(476,595)	(36,160)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,460,000	323,133	(340,275)	(17,142)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,380,000	526,751	(609,595)	(82,844)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	369,611	(405,310)	(35,699)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	369,611	(418,098)	(48,487)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,680,000	371,824	(422,678)	(50,854)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	7,980,000	(77,448)	10,525	(66,923)

TOTAL BUY PROTECTION								10,450,303	(12,268,430)	(1,818,127)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	(161,393)	291,502	130,109
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		5,650,000	(132,783)	155,903	23,120
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		12,870,000	(302,464)	347,980	45,516
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		7,720,000	(181,432)	208,734	27,302

TOTAL SELL PROTECTION								(778,072)	1,004,119	226,047
TOTAL CREDIT DEFAULT SWAPS								9,672,231	(11,264,311)	(1,592,080)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	308,220,000	(2,271,741)	0	(2,271,741)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	197,420,000	(1,815,511)	0	(1,815,511)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	79,830,000	(1,086,763)	0	(1,086,763)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	106,320,000	(2,683,210)	0	(2,683,210)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	26,910,000	(706,921)	0	(706,921)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	5,480,000	140,955	0	140,955
TOTAL INTEREST RATE SWAPS							(8,423,191)	0	(8,423,191)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,461,345,499 or 20.0% of net assets.

(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,770,337 or 0.0% of net assets.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,015,349.
(l)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and options. At period end, the value of securities pledged amounted to $10,977,446.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $19,283,381.
(n)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,394,643.

(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(r)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s)	Non-income producing
(t)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(u)	The coupon rate will be determined upon settlement of the loan after period end.
(v)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $331,898 and $332,193, respectively.

(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,623,231

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	552,247,527	3,702,246,002	3,293,642,345	14,895,636	-	-	960,851,184	2.0%
Fidelity Securities Lending Cash Central Fund 5.39%	264,834,750	2,516,071,333	2,780,906,083	110,351	-	-	-	0.0%
Total	817,082,277	6,218,317,335	6,074,548,428	15,005,987	-	-	960,851,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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